Registration No. 33-12463
                                                      File No. 811-5051

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /

          PRE-EFFECTIVE AMENDMENT NO.   _____                      / X /


          POST-EFFECTIVE AMENDMENT NO.  16                         / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /
X /


          AMENDMENT NO. 15                                         / X /


                          CENTENNIAL AMERICA FUND, L.P.
-------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                6803 South Tucson Way, Englewood, Colorado 80112
-------------------------------------------------------------------------
                    (Address of Principal Executive Offices)


                                 1-303-671-3200
-------------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
                       Two World Trade Center, Suite 3400
                          New York, New York 10048-0203
-------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

    /   /  Immediately upon filing pursuant to paragraph (b)


    / X /  On April 23, 1997, pursuant to paragraph (b)


    /   /  60 days after filing pursuant to paragraph (a)(1)

    /   /   On ________________, pursuant to paragraph (a)(1)

    /   /   75 days after filing pursuant to paragraph (a)(2)

    /   /  On ________________, pursuant to paragraph (a)(2)

           of Rule (485)
-------------------------------------------------------------------------

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 notice for the Registrant's fiscal year ended December 31, 1996, was filed on February 27, 1997.

                          CENTENNIAL AMERICA FUND, L.P.

                                    FORM N-1A

                              Cross Reference Sheet

Part A of
Form N-1A
Item No.              Prospectus Heading


     1                Front Cover Page
     2                Expenses
     3                Financial Highlights;Performance of the Fund
     4                Cover Page; Investment Objective and Policies; Investment
                      Restrictions
     5                Expenses; How the Fund is Managed; Back Cover
     6                Distributions and Taxes; How the Fund is Managed
     7               How to Buy Shares; Exchanges of Shares; Service Plan; Back
                      Cover; How to Sell Shares
     8                How to Sell Shares; Exchange of Shares
     9                *


Part B of
Form N-1A
Item No.           Heading in Statement of Additional Information or Prospectus


     10               Cover Page
     11               Cover Page
     12               *
     13               Investment Objective and Policies; Other Investment
                      Restrictions
     14             Managing General Partners and Officers; The Manager and Its
                      Affiliates
     15             Managing General Partners and Officers - Major Shareholders
     16               The Manager and Its Affiliates; Service Plan
     17               The Manager and Its Affiliates- Portfolio Transactions
     18               *
     19               Purchase, Redemption and Pricing of Shares; Automatic
                      Withdrawal Plan Provisions; Performance of the Fund
     20               *
     21               The Manager and Its Affiliates
     22               Performance of the Fund
     23               Financial Statements


---------------

* Not applicable or negative answer.

Centennial America Fund, L.P.


Prospectus dated April 23, 1997

Centennial America Fund, L.P. is a no-load "money market" mutual fund with the investment objective of seeking as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve its objective through a diversified portfolio of short-term debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, maturing in, or having been called for redemption in, 397 days or less. The Fund seeks to generate income that is not subject to payment or withholding of U.S. Federal income tax for qualifying foreign investors.

         An investment in the Fund is neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do so.


         Shares of the Fund may be purchased only by foreign investors who are not treated as U.S. citizens or residents or as U.S.
corporations, partnerships, trusts or estates under the U.S.
Internal Revenue Code of 1986, as amended.


         Shares of the Fund may be purchased directly from brokers or dealers having sales agreements with the Fund's Distributor and also are offered to participants in Automatic Purchase and Redemption Programs (the "Programs") established by certain brokerage firms with which the Fund's Distributor has entered into agreements for that purpose. See "How to Buy Shares" in this Prospectus. Program participants should also read the description of the Program provided by their broker.

         This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the April 23, 1997 Statement of Additional Information. For a free copy, call Shareholder Services, Inc., the Fund's Transfer Agent, at 1-800-525-9310 (within the U.S.) or 303-671-3200 (from outside the U.S.) or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE
SECURITIES AND
EXCHANGE  COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

Contents

         ABOUT THE FUND

         Expenses
         Financial Highlights
         Performance of the Fund
         Investment Objective and Policies
         Investment Restrictions
         How the Fund Is Managed

         ABOUT YOUR ACCOUNT


         How to Buy Shares
                  Special Tax Considerations
                  Purchases Through Automatic Purchase and Redemption
                  Programs
                  Direct Purchases
                           Payment by Check
                           Payment by Federal Funds Wire
                           Automatic Investment Plan
                  Guaranteed Payment
                  General
                  Service Plan


         How to Sell Shares


                  Program Participants
                  Shares of the Fund Owned Directly
                           Regular Redemption Procedures
                           Expedited Redemption Procedures
                           Check Writing
                           Telephone Redemptions
                           Automatic Withdrawal Plans
                  General Information on Redemptions
         Exchanges of Shares
         Distributions and Taxes

ABOUT THE FUND


Expenses


The following tables set forth the fees that an investor in the Fund might pay and expenses paid by the Fund during its fiscal year ended December 31, 1996. All monetary amounts set forth in this Prospectus are in U.S. dollars.


         o  Shareholder Transaction Expenses

Maximum Sales Charge on Purchases
     (as a percentage of the offering price)                 None
------------------------------------------------------------------
Maximum Sales Charge on Reinvested Distributions             None
------------------------------------------------------------------
Redemption Fees                                              None(1)
-------------------------------------------------------------------
Exchange Fee                                                 None


(1) There is a $10 transaction fee for redemption proceeds paid by Federal Funds wire.


         o Annual Fund Operating Expenses (as a percentage of average net assets)


Management Fees                                               0.45%
-------------------------------------------------------------------
12b-1 Service Plan Fees                                       0.19%
------------------------------------------------------------------
Other Expenses                                                0.22%
-------------------------------------------------------------------
Total Fund Operating Expenses                                 0.86%


         The purpose of these tables is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly (shareholder transaction expenses) or indirectly (annual fund operating expenses). "Other Expenses" includes such expenses as custodial and transfer agent fees, audit, legal and other business operating expenses, but excludes extraordinary expenses. For further details, see the Fund's financial statements included in the Statement of Additional Information.

         o Example. The following example applies the above-stated expenses to a hypothetical $1,000 investment in shares of the Fund over the time periods shown below, assuming a 5% annual rate of return on the investment and also assuming that the shares are redeemed at the end of each stated period. The amounts shown below are the cumulative costs of such hypothetical $1,000 investment for the periods shown.


   1 year                3 years               5 years               10 years
   ------                -------               -------               --------
   $9                    $27                   $48                   $106


         This example shows the effect of expenses on an investment but is not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

Financial Highlights


The table on the following page presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. The information for the fiscal years ended December 31, 1990 through 1996 has been audited by Deloitte & Touche LLP, the Fund's independent auditors. The information for the fiscal period May 14, 1987 (commencement of operations) through December 31, 1987 and each of the fiscal years ended December 31, 1988 and 1989, was audited by the Fund's prior independent auditors. The report of Deloitte & Touche LLP, on the financial statements of the Fund for its fiscal year ended December 31, 1996, is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

                                                 YEAR ENDED DECEMBER 31,
                                                    1996       1995      1994     1993     1992    1991(2)  1990(2)(3)
1989(2)
------------------------------------------------------------------------------------------------------------------
-----------
------------------------------------------------------------------------------------------------------------------
-----------
PER SHARE OPERATING DATA:
Net asset value, beginning of period               $1.00      $1.00     $1.00    $1.00    $1.00    $1.00
$1.00     $1.00
------------------------------------------------------------------------------------------------------------------
-----------
Income from investment operations - net
investment income and net realized gain              .05        .04       .03      .02      .03      .14      .10
     .08
Dividends and distributions to shareholders         (.05)      (.04)     (.03)    (.02)    (.03)    (.14)    (.10)
   (.08)
------------------------------------------------------------------------------------------------------------------
-----------
Net asset value, end of period                     $1.00      $1.00     $1.00    $1.00    $1.00    $1.00    $1.00
   $1.00
                                                 ----------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
-----------
------------------------------------------------------------------------------------------------------------------
-----------
TOTAL RETURN, AT NET ASSET VALUE(4)                 4.69%      4.56%     2.91%    2.23%
 3.92%    0.35%     N/A       N/A
------------------------------------------------------------------------------------------------------------------
-----------
------------------------------------------------------------------------------------------------------------------
-----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $18,661    $11,102    $6,201   $4,349   $5,253   $5,056
 $5,486    $8,167
------------------------------------------------------------------------------------------------------------------
-----------
Average net assets (in thousands)                $16,998     $7,862    $5,693   $4,780   $5,323   $5,217
 $6,819    $8,589
------------------------------------------------------------------------------------------------------------------
-----------
Ratios to average net assets:
Net investment income                               4.52%      4.48%    2.89%     2.22%    3.64%    7.08%
  7.87%     8.15%
Expenses, before voluntary reimbursement by
the Manager                                         0.86%      1.48%    1.47%     1.34%    1.86%    2.00%
1.96%     1.96%
Expenses, net of voluntary reimbursement by
the Manager                                          N/A        N/A      N/A      1.13%    0.60%    1.91%     N/A
    1.62%



                                                 YEAR ENDED DECEMBER 31,
                                                   1988(2)   1987(1)(2)
----------------------------------------------------------------------
----------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period              $1.00     $1.00
----------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain             .09       .05
Dividends and distributions to shareholders        (.09)     (.05)
----------------------------------------------------------------------
Net asset value, end of period                    $1.00     $1.00
                                                  --------------------
                                                  --------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                 N/A       N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $8,808    $8,190
----------------------------------------------------------------------
Average net assets (in thousands)                $9,949    $3,573
----------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              8.77%     8.32%(5)
Expenses, before voluntary reimbursement by
the Manager                                        2.14%     3.05%(5)
Expenses, net of voluntary reimbursement by
the Manager                                        0.92%     0.74%(5)

1. For the period from May 14, 1987 (commencement of operations) to December 31, 1987.
2.  All  numbers of shares and per share  data have been  restated  to reflect a
    10.51 for 1 stock split effective December 5, 1991.
3. On May 25, 1990, OppenheimerFunds, Inc. became the investment adviser to the Fund.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
5.  Annualized.


Performance of the Fund

Explanation of "Yield". From time to time the "yield" and "compounded effective yield" of an investment in the Fund may be advertised. Both yield figures are based on historical earnings per share and are not intended to indicate future performance. The "yield" of the Fund is the income generated by an investment in the Fund over a seven day period, which is then "annualized". In annualizing, the amount of income generated by the investment during that seven days is assumed to be generated each week over a 52 week period, and is shown as a percentage of the investment. The "compounded effective yield" is calculated similarly, but the annualized income earned by an investment in the Fund is assumed to be reinvested. The "compounded effective yield" will therefore be slightly higher than the "yield" because of the effect of the assumed reinvestment. See "Performance of the Fund" in the Statement of Additional Information for additional information about the methods of calculating these yields.

Investment Objective and Policies


The Fund is a no-load "money market" fund. It is an open-end, diversified management investment company organized as a Delaware limited partnership on March 5, 1987. The Fund is organized as a limited partnership to permit the income earned by the Fund on its portfolio to flow through to its foreign shareholders (who are limited partners) without being subject to U.S. Federal income tax. The Fund's shares may be purchased at their net asset value, which will remain fixed at $1.00 per share except under extraordinary circumstances (see "Purchase, Redemption and Pricing of Shares -- Determination of Net Asset Value Per Share" in the Statement of Additional Information for further information). The value of Fund shares is not insured or guaranteed by any government agency. However, shares held in brokerage accounts may be eligible for coverage by the Securities Investor Protection Corporation for losses arising from the insolvency of the brokerage firm. There can be no assurance, however, that the Fund's net asset value will not vary or that the Fund will achieve its investment objective. Prior to December 6, 1991, the Fund was a longer-term government securities fund that had a fluctuating net asset value per share and an investment objective of seeking high current income and safety of principal and had no restrictions on the maturity of the securities in its portfolio. The Fund's investment policies and practices are not "fundamental" policies (as defined below) unless a particular policy is identified as fundamental.

See "Investment Restrictions." The Managing General Partners may change non-fundamental investment policies without shareholder approval.


Objective. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To produce income that is not subject to U.S. Federal income tax withholding for its shareholders, the Fund invests in U.S. Government Securities issued after July 18, 1984, in registered form. In seeking its objective, as a matter of fundamental policy, the Fund may invest only in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), having a maturity of, or having been called for redemption in, 397 days or less, or in repurchase agreements (described below) under which such obligations are purchased. The Fund intends to invest at least 75% of its total assets in U.S. Government Securities under normal market conditions. The securities in which the Fund may invest may not yield as high a level of current income as longer-term or lower-rated securities, which generally have less liquidity and experience greater price fluctuation.

Eligible Investors. The Fund is designed exclusively for investors who are not treated as U.S. citizens or residents or as U.S. corporations, partnerships, trusts or estates under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Shares of the Fund are offered only to such foreign investors, who must provide certification of their foreign status to the Fund on Form W-8 on purchasing their shares (see "How to Buy Shares"). Because of 1987 changes to the Internal Revenue Code applicable to publicly-traded limited partnerships such as the Fund, after December 31, 1997, the Fund will be treated as if it were a corporation for Federal income tax purposes and its distributions will be treated as "distributions" subject to withholding. See "Distributions and Taxes."

Investment Risks. The Fund intends to exercise due care in the selection of its portfolio securities. However, there is a risk that some of the issuers of the Fund's portfolio securities might not be able to meet their duties and obligations on interest or principal payments at the time called for by the instrument. There is also the risk that because of a redemption demand by shareholders of the Fund greater than anticipated by OppenheimerFunds, Inc. (the "Manager"), some of the Fund's portfolio securities might have to be liquidated prior to maturity at a loss. Any of these risks, if encountered, could cause a reduction in the net asset value of the Fund's shares.

         The Fund does not intend to purchase or sell securities for trading purposes because that activity may cause the Fund to be deemed to be "engaged in a trade or business" in the United States for U.S. Federal income tax purposes, which would affect the withholding status of its distributions to foreign investors (See "Distributions and Taxes," below). It is the intention of the Fund to purchase securities and hold them until maturity to generate portfolio interest income, not capital gains, and therefore the Fund normally does not intend to sell securities prior to their scheduled maturities. However, the Fund may sell securities prior to maturity for unanticipated liquidity purposes.

Investment Policies. In seeking its objective, the Fund may invest in the types of securities listed below.


         o U.S. Government Securities. Securities issued or guaranteed by the U.S. Government include a variety of U.S. Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less, Treasury notes have maturities from one to ten years, and Treasury bonds generally have maturities of greater than ten years at the date of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities, also include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Bank, Federal Land Bank, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Federal National Mortgage Association and the Student Loan Marketing Association. The Fund will not invest in securities issued by the Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development or in pooled mortgages offered by the Federal Housing Administration or Veterans Administration.

         Obligations of some U.S. Government agencies and instrumentalities may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, such as the Federal

National Mortgage Association, by the discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.


         o "When-Issued" and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to enter into such transactions for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         o  Repurchase  Agreements.  Pending the  investment  of the proceeds of sales of its shares or portfolio securities, or pending distributions to shareholders, or for liquidity purposes based on reasonably anticipated liquidity needs of the Fund, or in times of extraordinary market uncertainty for defensive purposes to preserve capital, the Fund may acquire U.S. Government Securities subject to repurchase agreements. The repurchase agreement is collateralized by the underlying security. The Fund's repurchase agreements must comply with the collateral requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the "Investment Company Act"). If the vendor fails to pay the agreed upon repurchase price on the delivery date, the Fund's risks may include any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into repurchase transactions that will cause more than 25% of the Fund's total assets to be subject to repurchase agreements. The Fund will not enter into a repurchase agreement which will cause more than 5% of its total assets to be subject to repurchase agreements having a maturity beyond seven days. See "Repurchase Agreements" in the Statement of Additional Information for further details.

Ratings of Securities.  Under Rule 2a-7 of the Investment Company
Act, the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under Rule 2a-7, the Fund may purchase only U.S. dollar denominated securities that the Manager, under procedures approved by the Fund's Managing General Partners has determined have minimal credit risks and are "Eligible Securities," as defined below.


         With respect to ratings, an "Eligible Security" is (a) one that has received a rating in one of the two highest short-term rating categories by any two "nationally recognized statistical rating organizations" (as defined in the Rule) ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization, or (b) an unrated security that is judged by the Manager to be of comparable quality to investments that are "Eligible Securities" rated by Rating Organizations.

         The Rule permits the Fund to purchase "First Tier Securities," which are Eligible Securities rated in the highest rating category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities. Under Rule 2a-7, the Fund may invest only up to 5% of its assets in "Second Tier Securities," which are Eligible Securities that are not "First Tier Securities." In addition to the overall 5% limit on Second Tier Securities, the Fund may not invest more than (i) 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities), or (ii) 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer. The Fund's Managing General Partners must approve or ratify the purchase of Eligible Securities that are unrated (other than U.S. Government Securities) or are rated by only one Rating Organization. Additionally, under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Fund's Managing General Partners have adopted procedures under Rule 2a-7 pursuant to which they have delegated to the Manager their responsibility of conforming the Fund's investments with the requirements of Rule 2a-7 and those procedures.

         The Statement of Additional Information contains additional information on the rating categories of Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the above restrictions. Subsequent downgrades in ratings may require reassessments of the credit risk presented by a security and may require sale of that security. The rating restrictions described in this Prospectus do not apply to banks in which the Fund's cash is kept. See "Ratings of Securities" in "Investment Objective and Policies" in the Statement of Additional Information for further details.

Investment Restrictions

The Fund has certain investment restrictions which, together with its investment objective, are fundamental policies changeable only by the vote of a "majority" (as defined in the Investment Company Act) of the Fund's outstanding voting securities. Under some of those restrictions, the Fund cannot: (a) invest in any security other than U.S. Government Securities, mortgage-backed securities, and securities issued by private entities unless the mortgage collateral underlying such securities is insured, guaranteed, or otherwise backed by the U.S.
Government or one or more of its agencies or instrumentalities; (b) borrow money, except from banks for temporary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets; no assets of the Fund may be pledged, mortgaged or hypothecated other than to secure a borrowing, and then in amounts not exceeding 7.5% of the Fund's total assets; borrowings may not be made for investment leverage, but only for liquidity purposes to satisfy redemption requests when liquidation of portfolio securities is considered inconvenient or disadvantageous; however, the Fund may enter into when-issued and delayed delivery transactions; (c) enter into a repurchase transaction that will cause more than 25% of the Fund's total assets to be subject to such agreements; (d) make loans, except that the Fund may purchase or hold debt obligations permitted by its other fundamental policies and may enter into repurchase transactions collateralized by cash or U.S. Government Securities having a value equal at all times to at least 100% of the value of the securities loaned, including accrued interest; (e) purchase restricted or illiquid securities (including repurchase agreements of more than seven days' duration and other securities that are not readily marketable) if more than 5% of the Fund's total assets would be invested in such securities; or (f) purchase any securities (other than U.S. Government Securities) that would cause more than 5% of the Fund's total assets to be invested in securities of a single issuer, or purchase more than 10% of the outstanding voting securities of an issuer.

Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Additional investment restrictions are listed in "Other Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund's Managing General Partners have overall responsibility for the management of the Fund in accordance with the laws of Delaware governing the responsibilities of general partners of limited partnerships. The Managing General Partners function like a board of directors. They establish the Fund's policies and supervise and review its management and operations pursuant to an Agreement of Limited Partnership summarized below and reprinted in the Statement of Additional Information. The Fund's investment adviser, OppenheimerFunds, Inc., is responsible for the day-to-day operation of the Fund's business. The Fund also has a corporate Non-Managing General Partner that does not participate in the management of the Fund, but which is obligated (together with the Managing General Partners) to maintain an investment in the Fund equal to 1% of its assets. Oppenheimer Partnership Holdings, Inc., the Non-Managing General Partner, is a wholly owned subsidiary of the Manager. A list of the Fund's Managing General Partners and officers and information about them are included in "Managing General Partners and Officers" in the Statement of Additional Information.

Summary of the Partnership Agreement. The Fund is a limited partnership that issues shares of limited partnership interests that are of one class. As a limited partnership, the Fund is not required to hold annual meetings and does not intend to do so. The Fund will, however, hold meetings of the partners from time to time for purposes such as changing fundamental investment policies, approving an investment advisory agreement or a distribution plan and, at the request of investors owning 10% or more of the shares of the Fund, replacing its general partners. All shares of the Fund are of one class, have one vote and, when issued, are fully paid, nonassessable and redeemable. See "Liability of Limited Partners" below. All shares of the Fund have equal voting, dividend and liquidation rights but have no subscription, preemptive or conversion rights. There is no cumulative voting. The full text of the Partnership Agreement of the Fund is set forth in the Statement of Additional Information. The following statements summarize and explain certain provisions of the Partnership Agreement and are qualified in their entirety by the terms of the Partnership Agreement.

         o Voting Rights of Partners. The Fund's limited partners have the voting, approval, consent or similar rights required under the Investment Company Act for voting security holders. Limited partners of the Fund have the exclusive right to vote on matters affecting the Fund as set forth in the Partnership Agreement. A meeting of the limited partners may be called by the Managing General Partners or by limited partners holding 10% or more of the outstanding shares. Limited partners on the record date of a meeting will be entitled to vote at that meeting if they are admitted as limited partners prior to the meeting date. Under the Partnership Agreement, any Managing General Partner may be removed by the vote of two-thirds of the outstanding shares of the Fund.

         o General Partners. The general partners of the Fund consist of a number of individuals, referred to as Managing General Partners, and one corporate general partner, referred to as the Non-Managing General Partner (together, the "General Partners"). The Managing General Partners have complete and exclusive control over the management, conduct and operation of the Fund's business. The General Partners are elected for an indefinite term by shareholders of the Fund.

         The Partnership Agreement provides that the General Partners are not personally liable to any investor in the Fund for the repayment of any amounts standing in the account of such investor, except by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Partnership Agreement also provides that the General Partners will not be liable to any investor by reason of any failure to withhold income tax with respect to distributions of income or any change in any Federal or state tax laws or in the interpretation of such laws as they apply to the Fund or its investors so long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the investors. The General Partners generally are entitled to indemnification from the Fund against liabilities and expenses to which they may become subject in their capacity as General Partners of the Fund, provided they have acted in good faith and for a purpose which they reasonably believed to be in the best interests of the Fund or its investors. Such indemnification by the Fund is limited to the assets of the Fund.

         o Liability of Limited Partners. Generally, limited partners are not personally liable for obligations of a partnership unless they participate in the control of the partnership's business. Under the terms of the Partnership Agreement, the Fund's limited partners do not have the right to participate in the control of the Fund's business, but they may exercise the right to vote on matters affecting the basic structure of the Fund, including matters requiring investor approval under the Investment Company Act.


         Under Delaware law, the liability of each limited partner (in his or her capacity as a limited partner) for the losses, debts and obligations of a Fund is generally limited to that partner's capital contribution (which is the price of shares purchased by that partner net of all sales charges) and his or her share of any undistributed income or assets of the Fund. Limited partners may, however, under certain circumstances, be required to return amounts previously distributed to them for the benefit of the Fund's creditors. The Fund intends to include in its contracts a provision limiting the claims of creditors to the Fund's assets and may carry insurance in such amounts as the Managing General Partners, in their judgment, consider reasonable to cover potential liabilities of the Fund. In addition, the Partnership Agreement for the Fund provides for indemnification out of the Fund's property for any shareholder held personally liable for any obligation of the Fund. The Partnership Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of his or her liability as a limited partner is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Manager believes that, in view of the above and in view of the character of the operations of the Fund as an investment company, the risk of personal liability to shareholders is extremely remote. The foregoing provisions do not apply to any liability of the Fund arising out of any liability of a limited partner for withholding tax on his or her shares, whether due to improper certification of tax status or otherwise.


         o Admission of Limited Partners. In order to be admitted as a limited partner, a purchaser of shares is required to complete a partnership subscription agreement in the Fund Application included with this prospectus, including a special power of attorney, in the form set forth in the Application. Admission of a purchaser as a limited partner also requires the consent of the Managing General Partners. The Managing General Partners of the Fund, while recognizing that they have the right to withhold their consent, have stated that they intend to give such consent as a matter of course to eligible investors.

         o Prohibition of Assignment or Transfer of Shares. Limited partners of the Fund do not have the right to voluntarily transfer or assign their shares to any other person other than to secure a loan. In the event that a person who is holding shares as collateral forecloses on such collateral, such person shall not have the right to be substituted as a limited partner but shall have the right (upon presentation of satisfactory evidence to the Managing General Partners of the right to succeed to the interests of the limited partner): (1) to redeem the shares and (2) to receive distributions with respect to such shares. Under limited circumstances, a successor in interest of a limited partner shall have the right to be substituted as a limited partner.

         o Term of Existence - Dissolution. The Fund will continue until December 31, 2037, but shall be dissolved before that date if and when: (1) the shareholders of the Fund approve the prior dissolution of the Fund; (2) the Fund disposes of all of its assets; or (3) a General Partner withdraws and the remaining General Partners do not elect to continue the operations of the Partnership; or (4) there are no remaining General Partners (unless the shareholders agree by unanimous vote to continue the Fund in circumstances where the last remaining General Partner was not removed by them, and new General Partners are promptly elected by the shareholders).


         Except by requiring the Fund to redeem outstanding shares as described under "How to Sell Shares," limited partners have no right to the return of any part of their contributions to the Fund until dissolution of the Fund. Distributions by the Fund, whether upon redemption, dissolution or otherwise, will be in proportion to the number of outstanding shares held without regard to the dollar amount contributed to the Fund or the amount of any profits of the Fund received.


         o Other Provisions. The Partnership Agreement also provides for the pricing, purchase and redemption of shares of the Fund as described in this Prospectus, as well as procedures relating to the giving of notices, the calling of meetings and solicitation of shareholder consents. In addition, the Partnership Agreement contains provisions relating to the maintenance of books and records by the Fund, the accounting procedures to be followed by the Fund, the allocation for U.S. Federal income tax purposes of items of income, gain, loss, deduction and credit, and the procedures by which amendments to the Partnership Agreement may be effected. Limited partners have the right to obtain current copies of the Partnership Agreement and certain other records of the Fund. The records of the Fund, although available to limited partners upon request and to certain other persons in connection with Fund business, are not matters of public record.


The Manager and Its Affiliates. The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $60 billion as of March 31, 1997, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company which also advises pension plans and investment companies.

         o Fees and Expenses. Subject to the authority of the Managing General Partners, the Manager supervises the investment operations of the Fund and the composition of its portfolio and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, the Fund pays Manager a fee computed on the aggregate net assets of the Fund as of the close of business each day and payable monthly at the following annual rates: 0.45% of the first $500 million of net assets and 0.40% of net assets over $500 million. See "The Manager and Its Affiliates" in the Statement of Additional Information for more complete information about the Investment Advisory Agreement, including a description of exculpation provisions, portfolio transactions, and Fund expenses.

         o The Custodian. The Custodian of the assets of the Fund is Citibank, N.A. The Manager and its affiliates presently have banking relationships with the Custodian.

         o The Transfer Agent. Shareholder Services, Inc., a subsidiary of the Manager, acts as transfer agent and shareholder servicing agent on an at cost basis for the Fund and other mutual funds advised by the Manager, and as transfer agent for certain other funds managed by persons unaffiliated with the Manager. Direct shareholders should forward any inquiries regarding the Fund to the Transfer Agent at the address or either of the phone numbers shown on the back cover of this Prospectus. Program participants should direct any inquiries regarding the Fund to their brokers or dealers.

ABOUT YOUR ACCOUNT


How to Buy Shares


As stated above, the Fund's shares are offered only to foreign investors who are not treated as U.S. citizens or residents or as U.S. corporations, partnerships, trusts or estates under the Internal Revenue Code ("eligible foreign investors"). All purchasers of the Fund's shares are required to become limited partners of the Fund. (See "Admission of Limited Partners," above.)


         Shares of the Fund may be purchased at their offering price, which is net asset value per share, without sales charge. The net asset value will remain fixed at $1.00 per share, except under extraordinary circumstances (see "Determination of Net Asset Value Per Share" in the Statement of Additional Information for further details), but there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. Shares may be purchased through "Automatic Purchase and Redemption Programs" or "Direct Purchases," described below. The Fund's shares may be purchased through any dealer or broker which has a sales agreement with the Fund's distributor, Centennial Asset Management Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, or with OppenheimerFunds Distributor, Inc., also a wholly-owned subsidiary of the Manager, which acts as the Sub-Distributor of the Fund's shares pursuant to an agreement with the Distributor. Dealers and brokers purchasing shares by phone should call the Distributor at 1-800-525-7041. The Distributor may, in its sole discretion, accept or reject any order to purchase the Fund's shares.

         All checks for the payment of purchases of Fund shares should be drawn only on U.S. banks and must be payable in U.S. dollars. Subject to the discretion of the Distributor, checks drawn on non- U.S. banks will not be considered payment and shares will not be purchased for the investor's account until U.S. dollars are collected (in Federal Funds) from the check by the Fund. If there are collection charges on such checks, those charges may be deducted from the purchase payment, thereby reducing the number of shares purchased. No daily distributions will begin to accrue for investors submitting such checks until the regular business day after shares are purchased with Federal Funds in U.S. dollars collected on the purchase check. (see "Distributions," below).

         The minimum  initial  investment  is $500  ($2,500 if by Federal  Funds wire), except as otherwise described in this Prospectus. Subsequent purchases must be in amounts of $25 or more and may be made through authorized dealers or brokers or by forwarding payment to the Distributor at P.O. Box 5143, Denver, Colorado, 80217 with the name(s) of all account owners, the account number and the name of the Fund. The minimum initial and subsequent purchase requirements are waived on purchases made by reinvesting distributions from any of the "Eligible Funds" (see "Exchange Privilege" below) or by reinvesting distributions from unit investment trusts for which reinvestment arrangements have been made with the Distributor. Under an Automatic Investment Plan, initial and subsequent investments must be at least $25. No share certificates will be issued for shares of the Fund unless specifically requested in writing by an investor or the dealer or broker.


         The Fund intends to be as fully invested as practicable to maximize its yield. Therefore, daily distributions will accrue on newly-purchased shares only after the Distributor accepts the purchase order at its address in Englewood, Colorado, on a day The New York Stock Exchange (the "Exchange") is open (a "regular business day"), under one of the methods of purchasing shares described below. The purchase will be made at the net asset value next determined after the Distributor accepts the purchase order.


         The Fund's offering price (and net asset value) for its shares is determined twice each regular business day at 12:00 Noon and at the close of the Exchange, which is normally 4:00 P.M. (all references to time in this Prospectus mean New York time), but may be earlier on some days, by dividing the value of the Fund's net assets by the number of shares outstanding. The Fund's Managing General Partners have established procedures for valuing the Fund's securities, using the "amortized cost method" of valuation, as described in "Determination of Net Asset Value Per Share" in the
Statement of Additional Information.


Special Tax Considerations. Because the Fund is organized as a limited partnership based in the United States and relies on certain provisions of the Internal Revenue Code in operating in a manner designed to eliminate U.S. Federal income tax and withholding on distributions of interest to shareholders, certain tax factors about the Fund's operations, discussed more fully under "Tax Considerations for Fund Investors," below, should be considered by prospective investors before investing. All prospective investors must furnish the Fund with a Certificate of Foreign Status on Form W-8, together with the Special Power of Attorney and representations included in this Prospectus. If the Fund does not receive a Certificate of Foreign Status on Form W-8 for an investor, the Fund must withhold U.S. Federal income tax from any distributions to the shareholder to the extent that such distributions include income from U.S. sources. By completing the Application, each prospective investor is signing the Fund's Partnership Agreement and consenting to the disclosure of the information contained in the Certificate of Foreign Status (including the investor's name and address) to the Fund and, to the extent required by the Internal Revenue Code, to the U.S. Internal Revenue Service and to issuers of securities in which the Fund invests.


Purchases Through Automatic Purchase and Redemption Programs. Shares of the Fund are available under Automatic Purchase and Redemption Programs ("Programs") of broker-dealers that have entered into an agreement with the Distributor for that purpose. Broker-dealers whose clients participate in such Programs will invest the "free cash balances" of such client's Program account in shares of the Fund if the Fund has been selected as the primary fund by the client for the Program account. Such purchases will be made by the broker-dealer under the procedures described in "Guaranteed Payment," below. Each Program may have minimum investment requirements established by the broker-dealer. The description of each Program provided by the broker-dealer should be consulted for details, and all questions about investing in, exchanging or redeeming shares of the Fund through a Program should be directed to the broker-dealer.


Direct Purchases.  An eligible foreign investor who does not participate in a Program (a "direct shareholder") may directly purchase shares of the Fund or may purchase shares through any broker-dealer which has a sales agreement with the Distributor or the Sub-Distributor. There are two ways to make a direct initial investment, either
(1) complete a Centennial Funds New Account Application (enclosed with this Prospectus) and mail it with payment to the Distributor at P.O. Box 5143, Denver, Colorado 80217 (if no dealer is named in the Application, the Sub-Distributor will act as the dealer), or (2) by Federal Funds wire, as described below. Purchases made by Application should have a check enclosed, or payment may be made by one of the alternative means described below.

         o Payment by Check. Orders for shares purchased by check in U.S. dollars drawn on a U.S. bank will be effected on the regular business day on which the check (and the Application, if the account is new) is accepted by the Distributor. Distributions will begin to accrue on such shares the next regular business day after the purchase order is accepted and Federal Funds are available. For checks not drawn on a U.S. bank in U.S. dollars, the shares will not be purchased until the Distributor is able to convert the purchase payment to Federal Funds, and distributions will begin to accrue on such shares on the next regular business day. The minimum initial investment by check is $500.

         o Payment by Federal Funds Wire. Shares of the Fund may be purchased by direct shareholders by Federal Funds wire. The minimum investment by wire is $2,500. The investor must first call the Distributor's Wire Department at 1-800-852-8457 (from within the U.S.) or 303-671-3200 (from outside the U.S.) to notify the Distributor of the transmittal of the wire and to order the shares. The investor's bank must wire the Federal Funds to Citibank, N.A., ABA No. 0210-0008-9, for credit to Concentration Account No. 3737-5666, for further credit to Centennial America Fund, L.P.
(Custodian Account No. 846080).

         The wire must state the investor's name. Distributions will begin to accrue on newly-purchased shares on the purchase date if the Federal Funds and order for the purchase are received and accepted by 12:00 Noon. Distributions will begin to accrue on the next regular business day if the Federal Funds and purchase order are received and accepted between 12:00 Noon and the close of the Exchange, which is normally 4:00 P.M., but may be earlier on some days. The investor must also send the Distributor a completed Application when the purchase order is placed to establish a new account and the investor's Certificate of Foreign Status (Form W- 8).

         o Automatic Investment Plan. Under an Automatic Investment Plan, direct shareholders may make automatic monthly investments in the Fund (minimum $25) by authorizing the Fund's Transfer Agent, as agent for the Distributor, to debit the investor's account at a U.S. domestic bank, savings and loan association or credit union. If a new account is being established under the Plan, a check (minimum $25) for the initial investment must accompany the Application. The authorized amount may be changed or participation in the Plan may be terminated at any time by writing to Shareholder Services, Inc. ("the Transfer Agent"). A reasonable period (approximately 15 days) is required after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Automatic Investment Plans at any time without prior notice.

Guaranteed Payment. Broker-dealers with sales agreements with the Distributor (including broker-dealers who have made special arrangements with the Distributor for purchases for Program accounts) may place purchase orders with the Distributor for purchases of the Fund's shares prior to 12:00 Noon on a regular business day, and the order will be effected at the net asset value determined at 12:00 Noon that day if the broker-dealer guarantees that payment for such shares in Federal Funds will be received by the Fund's Custodian prior to 2:00 P.M. on the same day. Distributions on such shares will begin to accrue on the purchase date. If an order is received between 12:00 Noon and the close of the New York Stock Exchange (which is normally 4:00 P.M.) on a regular business day with the broker-dealer's guarantee that payment for such shares in Federal Funds will be received by the Custodian prior to the close of the Exchange the next regular business day, the order will be effected at the close of the Exchange on the day the order is received, and distributions on such shares will begin to accrue on the next regular business day if the Federal Funds are received by the required time. If the broker-dealer guarantees that the Federal Funds payment will be received by the Fund's Custodian by 2:00 P.M. on a regular business day on which an order is placed for shares after 12:00 noon, the order will be effected at the close of the Exchange that day and distributions will begin to accrue on such shares on the purchase date.

General. Dealers and brokers who process orders for the Fund's shares on behalf of their customers may charge a fee for this service. That fee can be avoided by purchasing shares directly from the Fund. The Distributor, in its sole discretion, may accept or reject any order for purchase of the Fund's shares. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Managing General Partners whenever they judge it in the best interest of the Fund to do so.

Service Plan. The Fund has adopted a Service Plan (the "Plan") under Rule 12b-1 of the Investment Company Act pursuant to which the Fund will reimburse the Distributor for all or a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Fund shares. The Distributor will use all the fees received from the Fund to compensate dealers, brokers, banks, or other institutions ("Recipients") each quarter for providing personal service and maintenance of accounts that hold Fund shares. The services to be provided by Recipients under the Plan include, but shall not be limited to, the following: answering routine inquiries from the Recipient's customers concerning the Fund, providing such customers with information on their investment in Fund shares, assisting in the establishment and maintenance of accounts or sub-accounts in the Fund, making the Fund's investment plans and dividend payment options available, and providing such other information and customer liaison services and the maintenance of accounts as the Distributor or the Fund may reasonably request. Plan payments by the Fund to the Distributor will be made quarterly in the amount of the lesser of (i) 0.05% (0.20% annually) of the net asset value of the Fund, computed as of the close of each business day or (ii) the Distributor's actual distribution expenses for that quarter of the type approved by the Managing General Partners. Any unreimbursed expenses incurred for any quarter by the Distributor may not be recovered in later periods. The Plan has the effect of increasing annual expenses of the Fund by up to 0.20% of its average annual net assets from what its expenses would otherwise be. In addition, the Manager may, under the Plan, from time to time from its own resources (which may include the profits derived from the advisory fee it receives from the Fund), make payments to Recipients for distribution, administrative and accounting services performed by Recipients. For further details, see "Service Plan" in the Statement of Additional Information.


How To Sell Shares

Program Participants. Program participants may redeem shares held in the Program by writing checks as described below, or by contacting their dealer or broker. A Program participant may also arrange for "Expedited Redemptions," as described below, only through their dealer or broker.


Shares of the Fund Owned Directly. Shares of the Fund owned by a direct shareholder (not through a Program) may be redeemed in the following ways:

         o Regular Redemption Procedures. A direct shareholder who wishes to redeem some or all shares in an account (whether or not represented by certificates) under the Fund's regular redemption procedures must send the following to the Fund's transfer agent, Shareholder Services, Inc., P.O. Box 5143, Denver, Colorado 80217 [send courier or express mail deliveries to 10200
E. Girard Avenue, Building D, Denver, Colorado 80231]: (1) a written request for redemption signed by all registered owners exactly as the shares are registered, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed; (2) a guarantee of the signatures of all registered owners on the redemption request or on the endorsement on the share certificate or accompanying stock power, by a U.S. bank, trust company, credit union or savings association, or foreign bank having a U.S. correspondent bank or a U.S. registered dealer and broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, registered securities association or clearing agency; (3) share certificates, if any, issued for any of the shares to be redeemed; and (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to similar requirements.


         A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all direct shareholders of record, to be sent to the address of record for that account. To avoid delay in redemption, direct shareholders having questions about these requirements should contact the Transfer Agent in writing or by calling 1-800-525-9310 (from within the U.S.) or 303-671-3200 (from outside the U.S.) before submitting a request. From time to time, the Transfer Agent, in its sole discretion, may waive any or certain of the foregoing requirements in particular cases. Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.

         o Expedited Redemption Procedure. In addition to the regular redemption procedure set forth above, direct shareholders whose shares are not represented by certificates may arrange to have redemption proceeds of $2,500 or more wired in Federal Funds to a designated commercial bank if the bank is a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The account number of the designated financial institution and the bank ABA number must be supplied to the Transfer Agent on the Application or dealer settlement instructions establishing the account or may be added to existing accounts or changed only by signature guaranteed instructions to the Transfer Agent from all shareholders of records. Such redemption requests may be made by telephone, wire or written instructions to the Transfer Agent. The wire for the redemption proceeds of shares redeemed prior to 12:00 noon, New York time, normally will be transmitted by the Transfer Agent to the shareholder's designated U.S. bank account on the day the shares are redeemed (or, if that day is not a bank business day, on the next bank business day). Shares redeemed prior to 12:00 Noon do not earn accrued interest on the redemption date. The wire for the redemption proceeds of shares redeemed between 12:00 noon and the close of the Exchange, which is normally 4:00 P.M., but may be earlier on some days, normally will be transmitted by the Transfer Agent to the shareholder's designated U.S. bank account on the next bank business day after the redemption. Shares redeemed between 12:00 noon and the close of the Exchange earn accrued interest on the redemption date but no interest is paid on the proceeds of redeemed shares awaiting transmittal by wire. There is normally a $10.00 fee for Federal Funds wire redemption. See "Purchase, Redemption and Pricing of Shares" in the Statement of Additional Information for further details.

         |X| Check Writing. Upon request, the Transfer Agent will provide any direct shareholder or Program participant whose shares are not represented by certificates with forms of drafts ("checks") payable through a bank selected by the Fund (the "Bank"). Program participants must arrange for checkwriting through their brokers or dealers. The Transfer Agent will arrange for checks written by direct shareholders to be honored by the Bank after obtaining a specimen signature card from the shareholder(s). Shareholders of joint accounts may elect to have checks honored with a single signature. Checks may be made payable to the order of anyone in any amount not less than $250 and will be subject to the Bank's rules and regulations governing checks. For Program participants, checks will be drawn against the primary account designated by the Program participant. If a check is presented for an amount greater than the account value, it will not be honored. Shares purchased by check or Automatic Investment Plan payments within the prior 10 days may not be redeemed by check writing. A check presented to the Bank for payment that would require redemption of some or all of the shares so purchased is subject to non-payment. The Bank will present checks to the Fund to redeem shares to cover the amount of the check. Checks may not be presented for cash payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue check writing privileges at any time without prior notice.

         o Telephone Redemptions. Direct shareholders of the Fund may redeem their shares by telephone by calling the transfer Agent at 1-800-852-8457. Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and sent to the address of record for the account. Telephone redemptions are not available within 30 days of a change of the address of record. Up to $50,000 may be redeemed by telephone in any seven day period.


         The Transfer Agent may record any calls. Telephone redemptions may not be available if all lines are busy, and shareholders would have to use the Fund's regular redemption procedures described above. Telephone redemption privileges are not available for newly-purchased (within the prior 10 days) shares or for shares represented by certificates. Telephone redemption privileges apply automatically to each shareholder and the dealer representative of record unless the Transfer Agent receives cancellation instructions from a shareholder of record. If an account has multiple owners, the Transfer Agent may rely on the instructions of any one owner.


         o Automatic Withdrawal Plans. Direct shareholders of the Fund can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed as of the close of the Exchange, three days prior to the date requested by the shareholder for receipt of the payment. The Fund cannot guarantee receipt of the payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. For further details, refer to "Automatic Withdrawal Plan Provisions" in the Statement of Additional Information.


General Information on Redemptions. The redemption price will be the Fund's net asset value per share next determined after the Transfer Agent's receipt of a redemption request in proper form. Under certain circumstances, the Fund may involuntarily redeem small accounts if the account has fallen below $1,000 in value. For details, see "Purchase, Redemption and Pricing of Shares" in the Statement of Additional Information. Payment for redeemed shares is made ordinarily in cash in U.S. dollars and forwarded within seven days of the Transfer Agent's receipt of redemption instructions in proper form, except under unusual circumstances as determined by the Securities and Exchange Commission. The Transfer Agent may delay forwarding a redemption check for recently purchased shares only until the purchase payment has cleared, which may take up to 10 or more days from the purchase date. Such delay may be avoided if the shareholder purchases shares by Federal Funds wire or through a Program, or arranges telephone or written assurance satisfactory to the Transfer Agent from the bank upon which the purchase payment was drawn. Shares purchased by check or Automatic Investment Plan payments within the prior 10 days may not be redeemed by checkwriting. A check presented to the Bank for payment that would require the redemption of some or all of the shares so purchased is subject to non-payment. The Fund makes no charge for redemption. Dealers or brokers may charge a fee for handling redemption transactions but such charge can be avoided by requesting the redemption directly by the Fund through the Transfer Agent. Under certain circumstances, the proceeds of a redemption of Fund shares acquired by exchange of shares of Eligible Funds purchased subject to a contingent deferred sales charge ("CDSC") may be subject to the CDSC (see "Exchange Privilege," below).


Exchanges of Shares


Exchange Privilege. Shares of the Fund held under a Program may be exchanged for shares of Centennial Money Market Trust, Centennial Government Trust and Centennial Tax Exempt Trust (collectively, the "Centennial Trusts") only by instructions of the broker. Shares of the Fund may, under certain circumstances, be exchanged by direct shareholders for Class A shares of certain Oppenheimer funds (collectively referred to as "Eligible Funds"). See "Exchanges of Shares" in the Statement of Additional Information for a list of the Eligible Funds. That list can change from time to time.

         There is an initial sales charge on the purchase of Class A shares of each Eligible Fund except Money Market Funds (as defined in the Statement of Additional Information.) Under certain circumstances described below, redemption proceeds of Money Market Fund shares may be subject to a CDSC.

         Shares of the Fund and of other Eligible Funds may be exchanged at net asset value if all of the following conditions are met: (1) shares of the fund selected for exchange are available for sale in the shareholder's state or other jurisdiction of residence; (2) the respective prospectuses of the funds whose shares are to be exchanged and acquired offer the Exchange Privilege to the investor; (3) newly-purchased shares (by initial or subsequent investment) are held in an account for at least seven days prior to the exchange; (4) the aggregate net asset value of the shares surrendered for exchange is at least equal to the minimum investment requirements of the fund whose shares are to be acquired; and (5) the investor is eligible to purchase shares of the fund to be acquired. Shares of the Fund may be acquired by exchange of shares of other Eligible Funds only if the shareholder is an "eligible foreign investor," as described above under "How to Buy Shares" and the shareholder submits a Form W-8, a Special Power of Attorney form and Fund Application with the exchange instructions.

         In addition to the conditions stated above, shares of Eligible Funds may be exchanged for shares of any Money Market Funds; shares of any Money Market Fund (including the Fund) purchased without a sales charge may be exchanged for shares of Eligible Funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Eligible Funds subject to a CDSC); and shares of the Fund acquired by reinvestment of distributions from any Eligible Fund except Oppenheimer Cash Reserves or from any unit investment trust for which reinvestment arrangements have been made with the Distributor or Sub-Distributor may be exchanged at net asset value for shares of any Eligible Fund. The redemption proceeds of shares of the Fund, acquired by exchange of Class A shares of an Eligible Fund purchased subject to a CDSC, that are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged shares will be subject to the CDSC as described in the prospectus of that other Eligible Fund. In determining whether the CDSC is payable, shares of the Fund not subject to the CDSC are redeemed first, including shares purchased by reinvestment of distributions and capital gains distributions from any Eligible

Fund or shares of the Fund acquired by exchange of shares of Eligible Funds on which a front-end sales charge was paid or credited, and then other shares are redeemed in the order of purchase.

How To Exchange Shares. An exchange may be made by direct shareholders by submitting an Exchange Authorization Form to the Transfer Agent, signed by all registered owners. In addition, direct shareholders of the Fund may exchange shares of the Fund for shares of any Eligible Fund by telephone exchange instructions to the Transfer Agent by a shareholder or the dealer representative of record for an account. The Fund may modify, suspend or discontinue this exchange privilege at any time. Although the Fund will attempt to provide shareholders with notice whenever reasonably able to do so, it may impose these changes at any time. The Fund reserves the right to reject exchange requests submitted in bulk on behalf of 10 or more accounts. Exchange requests must be received by the Transfer Agent by the close of the Exchange on a regular business day to be effected that day. The number of shares exchanged may be less than the number requested if the number requested would include shares subject to a restriction cited above or shares covered by a certificate that is not tendered with such request. Only the shares available for exchange without restriction will be exchanged.

Telephone Exchanges. Direct shareholders may place a telephone exchange request by calling the Transfer Agent at 1-800-852-8457. Telephone exchange calls may be recorded by the Transfer Agent. Telephone exchanges are subject to the rules described above. By exchanging shares by telephone, the shareholder is acknowledging receipt of a prospectus of the fund to which the exchange is made and that for full exchanges, any special account features such as Automatic Investment Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is otherwise instructed. Telephone exchange privileges automatically apply to each direct shareholder of record and the dealer representative of record unless and until the Transfer Agent receives written instructions from the shareholder(s) of record canceling such privileges. If an account has multiple owners, the Transfer Agent may rely on the instructions of any one owner.

         The Transfer Agent reserves the right to require shareholders to confirm, in writing, telephone exchange privileges for an account. Shares acquired by telephone exchange must be registered exactly as the account from which the exchange was made.

Certificated shares are not eligible for telephone exchange. If all telephone exchange lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request telephone exchanges and would have to submit written exchange requests.

General Information on Exchanges. Shares to be exchanged are redeemed on the day the Transfer Agent receives an exchange request in proper form (the "Redemption Date") as of the close of the Exchange, which is normally 4:00 P.M., but may be earlier on some days. Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund, in its sole discretion, reserves the right to refuse any exchange request that may disadvantage it.


         The Eligible Funds have investment objectives and policies that differ from those of the Fund, are not designed solely for foreign investors, and therefore are not subject to the same tax considerations as the Fund and their dividends and distributions paid to foreign shareholders may be subject to withholding of U.S. Federal income tax. Each of those funds imposes a sales charge on purchases of Class A shares except the Money Market Funds. For complete information, including sales charges and expenses, a prospectus of the fund into which the exchange is being made should be read prior to an exchange. Dealers or brokers who process exchange orders on behalf of customers may charge for their services. Direct shareholders may avoid those charges by requesting the Fund directly to exchange shares. For Federal tax purposes, an exchange is treated as a redemption and purchase of shares.

Telephone Instructions. The Transfer Agent has adopted procedures concerning telephone transactions including confirming that telephone instructions are genuine by requiring callers to provide tax identification numbers and other account data or by using PINs and by recording telephone calls and confirming such transactions in writing. If the Transfer Agent does not use such procedures, it may be liable for losses due to unauthorized transactions, but otherwise neither it nor the Fund will be liable for losses or expenses arising out of any telephone instructions it reasonably believes to be genuine.

Distributions and Taxes

Distributions. The Fund intends to declare daily distributions of all of its net investment income, as defined below, each regular business day, and to pay such distributions monthly, on a date set by the Managing General Partners, which will normally be the third Thursday of each month. Such distributions will be payable to shareholders as set forth in "How to Buy Shares," above. If a shareholder  redeems  all  shares  at any time  during a month,  the  redemption proceeds include distributions accrued up to the redemption date. Such redemption proceeds will include all distributions accrued up to the redemption date for shares redeemed prior to 12:00 noon, and include all distributions accrued through the redemption date for shares redeemed between 12:00 noon and the close of the Exchange, which is normally 4:00 P.M., but may be earlier on some days.

         All distributions for the accounts of Program participants are automatically reinvested in additional shares of the Fund. Distributions accumulated since the prior payment will be reinvested on the payment date in full and fractional shares of the Fund at net asset value. Such investors may receive cash payments by asking the broker to redeem shares. Participants in Programs will receive account statements directly from their dealers reflecting any account activity. Under the terms of a Program, a broker-dealer may pay out the value of some or all of a Program participant's Fund shares prior to redemption of such shares by the Fund. In such cases, the shareholder will be entitled to distributions on such shares only up to and including the date of such payment. Distributions on such shares accruing between the date of payment and the date such shares are redeemed by the Fund will be paid to the broker-dealer. It is anticipated that such payments will occur only to satisfy debit balances arising in a shareholder's account under a Program.

         Distributions payable to direct shareholders of the Fund will also be automatically reinvested in shares of the Fund at net asset value on the payment date, unless the shareholder asks the Transfer Agent in writing to pay distributions in cash or to reinvest them in another Eligible Fund, as described in "Reinvestment of Distributions in Another Fund" in the Statement of Additional Information. The minimum initial and subsequent purchase requirements are waived as to such purchases. Distributions and the proceeds of redemptions of Fund shares represented by checks returned to the Fund by the Postal Service as undeliverable will be reinvested in shares of the Fund, as promptly as possible after the return of such checks to the Transfer Agent to enable the investor to earn a return on otherwise idle funds.


         The Fund's net investment income for distribution purposes consists of all interest accrued on portfolio assets, less all expenses of the Fund for such period. Accrued market discount is included in interest income; amortized market premium is treated as an expense. Although distributions from net realized gains on securities, if any, will be paid at least once each year, and may be made more frequently, the Fund does not expect to realize long-term capital gains and therefore does not contemplate payment of any capital gains distribution. Distributions from net realized gains will not be distributed unless the Fund's capital loss carry forwards, if any, have been used or have expired. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund, under certain circumstances, may withhold distributions or make distributions from capital or capital gains.

         Taxes. The discussion below relates principally to U.S. Federal income tax laws. Distributions may be subject to state and local taxation and taxation under the laws of foreign countries. The value of Fund shares owned directly by a non-U.S. citizen may be subject to U.S. (and possibly state) estate taxes upon such investor's death, subject to certain exemptions and to the terms of any applicable tax treaty between the U.S. and the investor's country of residence. The tax consequences of investing in the Fund will depend upon the jurisdiction in which the investor is subject to taxation. The discussion below assumes a shareholder of the Fund generally is not subject to U.S. tax or withholding with respect to other income or activities unrelated to an investment in the Fund; otherwise, the discussion below may not apply. Distributions from the Fund will not be eligible for the distributions-received deduction for corporations under the Internal Revenue Code. Shareholders should consult a qualified tax advisor since the discussion below is only a summary and is not exhaustive.


         Because shareholders are limited partners of the Fund, consistent with the Fund's Partnership Agreement, each shareholder will be allocated a proportionate share of any net income and realized gains (or losses) for U.S. Federal income tax purposes even if not distributed. Allocations of items of income, gain, loss, deduction and credit of the Fund for U.S. Federal income tax purposes are made in a manner intended to reflect each shareholder's respective interest in the Fund. While there can be no assurance that the tax allocations made by the Fund will be respected by the United States Internal Revenue Service (the "IRS"), the allocations are made in a manner intended to approximate the economic experience of each shareholder, as a limited partner, with respect to such shareholder's investment in the Fund. After each calendar year, the Fund is required to send shareholders (regardless of whether they are or are not U.S. taxpayers) and to file with the IRS a U.S. Federal tax form (Form 1065, Schedule K-1) which identifies their share of net income, gains and losses for the taxable year. The Fund will also file an annual information return with the IRS with respect to each non- U.S. shareholder (which includes, as an attachment, the Form W-8 furnished by the shareholder) indicating, if applicable, that no amount was withheld with respect to income allocated to such shareholder that qualified for the "portfolio interest" exemption or any other applicable exemption under the Internal Revenue Code. The Fund may be required to send shareholders additional forms under certain circumstances, for example Form 1042S. Shareholders should consult their tax advisors regarding any tax forms received from the Fund.

Tax Status of the Fund. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to limited partnerships, and has obtained a ruling from the IRS that the Fund will be classified as a partnership and that its general and limited partners will be treated as partners for Federal income tax purposes. The Revenue Act of 1987 (the "Act"), which was enacted into law on December 22, 1987, after the Fund had received its ruling, provides that so-called "publicly traded partnerships" shall generally be characterized as corporations rather than as partnerships for Federal income tax purposes. It would appear that the Fund would be characterized as a corporation under the Act. However, because the Fund was in existence on December 17, 1987, under special "grandfathering" provisions of the Act, it should qualify as an "existing partnership" for purposes of the Act. Accordingly, as an "existing partnership," the Fund would not be classified as a corporation until January 1, 1998. (See the discussion below regarding the consequences to the Fund and its investors after December 31, 1997, once the Fund is characterized as a corporation pursuant to the Act.)

         As a limited partnership, the Fund is not subject to U.S. Federal income tax, and the character of any income earned or capital gains realized by the Fund flows through directly to its shareholders. Shareholders of funds generally are liable for payment of taxes on their allocated share of fund income and realized capital gains. However, to the extent the Fund earns "portfolio interest" income, eligible foreign investors who are not subject to payment or withholding of U.S. tax on these types of income are likewise not subject to payment or withholding of U.S. tax on their allocated share of these types of income from the Fund, subject to the conditions stated below.


         Although a ruling from the IRS has been obtained, foreign investors should note that the IRS or the U.S. courts may ultimately determine that the Fund should be characterized at all times for U.S. Federal income tax purposes as an association taxable as a corporation, rather than as a partnership. Moreover, application of the "publicly-traded partnership" provisions of the Internal Revenue Code will result in the Fund being characterized as a corporation for Federal income tax purposes after December 31, 1997. Characterization of the Fund as an association taxable as a corporation for U.S. Federal income tax purposes will result in the imposition of both a U.S. Federal corporate income tax on earnings of the Fund and the imposition of U.S. Federal income tax and withholding on distributions to the limited partners of the Fund because such distributions would be characterized as "distributions" subject to withholding tax rather than as interest income eligible for the "portfolio interest" exemption and capital gains.

Tax Considerations for Fund Investors. A foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust) who is engaged in a trade or business in the United States will be subject to U.S. Federal income tax on any ordinary income and capital gains at the same rates applicable to U.S. persons on the foreign investor's allocable share of ordinary income and capital gains realized by the Fund to the extent such income and gains are deemed to be effectively connected with the conduct of such foreign investor's trade or business and U.S. taxation of such income and gains is not avoided under the terms of an applicable U.S. income tax treaty. For this purpose, foreign investors will be deemed to be engaged in a trade or business in the U.S. and will be subject to U.S. Federal income tax on their allocable share of the Fund's net income and capital gains if the Fund were deemed to be engaged in a trade or business in the U.S. If the Fund were deemed to be engaged in a trade or business in the U.S., it would also be required to withhold U.S. Federal income tax at the maximum rate applicable to the investor on income earned. The Fund has obtained an opinion of counsel to the effect that neither the Fund nor its investors, solely by virtue of their investment in the Fund, should be deemed to be engaged in a trade or business in the United States if the Fund adheres to its stated investment objective, policies and restrictions and to certain guidelines concerning its investment activities. The Fund intends to comply with those restrictions and guidelines. Consequently, any foreign investor in the Fund should not be deemed to be engaged in a trade or business in the United States solely by virtue of an investment in the Fund. Although the Fund and its tax counsel rendering such opinion believe that their position is fully supported by applicable law, there can be no assurance that the IRS or a court of law would not take a contrary position. If the Fund is deemed to be engaged in a U.S. trade or business by a court of law, then its portfolio interest would be subject to U.S. Federal income tax and the Fund would be obligated to withhold tax on all income allocated to shareholders.

         Assuming that a foreign investor purchasing Fund shares is not engaged in a trade or business in the United States, such investor's share of ordinary income realized by the Fund will not be subject to U.S. Federal income tax (including withholding of such taxes), if (i) the ordinary income consists of interest income which qualifies for the "portfolio interest" exemption under Sections 871(h) and 881(c) of the Internal Revenue Code, (ii) the foreign investor has furnished a valid and effective IRS Form W-8 (or substitute form) to the Fund, (iii) the Fund has no actual knowledge that the investor is, in fact, a U.S. person, and (iv) the investor properly certifies, if so required, that the beneficial owner of such investment is not (a) a "10% shareholder" (as defined in Section 871(h)(3) of the Code) of the issuer of the security held by the Fund which generates the interest income, (b) a controlled foreign corporation related to such issuer, or (c) a bank deemed to be receiving such interest (other than interest on an obligation of the United States) on an extension of credit made pursuant to a loan agreement entered into in the ordinary course of its trade or business. The Fund has been advised that interest income will qualify for the "portfolio interest" exemption if it is paid with respect to a publicly-offered, registered debt obligation issued after July 18, 1984, with respect to which the Fund, which would otherwise be required to withhold U.S. Federal income tax from such interest under Sections 1441 or 1442 of the Internal Revenue Code, has received a valid and effective statement (such as that contained in the Application and Form W-8) that the beneficial owner of the obligation is not a U.S. person. It should be noted that interest income received by the Fund on certain short-term investments may not qualify for the "portfolio interest" exemption. Accordingly, the portion of such interest allocable to foreign shareholders would be subject to U.S. Federal income tax (including withholding taxes) during the calendar year such interest is received by the Fund.

         A non-U.S. investor who is not "engaged in a trade or business" in the United States for purposes of the Internal Revenue Code generally will not be subject to U.S. Federal income tax (or withholding) on that investor's allocated share of net short-term or long-term capital gains realized by the Fund, provided that, in the case of an investor who is a person, the investor is not physically present in the U.S. for 183 or more days during the year or for such other period as would cause the investor to be treated as a U.S. resident under the Internal Revenue Code. Proceeds of redemption of Fund shares also will not be subject to U.S. tax if they constitute non-U.S. source income by virtue of the investor's non-U.S. status. However, even if the proceeds of share redemptions are not subject to U.S. tax under such rules, the Fund nevertheless may be required to withhold on the portion of such proceeds that represents the investor's allocable share of income or gains of the Fund that would otherwise be subject to withholding.

         Foreign investors who do not furnish a valid and effective Form W-8 or otherwise properly certify, if required by U.S. Federal tax laws, that such investor is not a "10 percent shareholder" or a controlled foreign corporation of the issuer, may be subject to U.S. withholding taxes on their allocated shares of all income realized by the Fund (regardless of its source). Foreign shareholders are required to furnish a Form W-8 every three calendar years. As previously discussed, regardless of whether a valid and effective Form W-8 is furnished, foreign shareholders may be subject to U.S. withholding taxes on their allocated shares of income realized by the Fund from sources other than "portfolio interest" income and net realized capital gains unless such withholding taxes are reduced or eliminated under the terms of an applicable U.S. income tax treaty and the investor complies with all procedures for claiming the benefits of such a treaty. It is the intention of the Fund to withhold amounts required by the Internal Revenue Code with respect to non-qualifying income and/or nonqualifying investors.

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., Centennial Asset Management Corporation, OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203


Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112                        Centennial America Fund, L.P.

Sub-Distributor                                  Prospectus
OppenheimerFunds Distributor, Inc.
P.O. Box 5254                                    Dated April 23, 1997
Denver, Colorado 80217


Transfer Agent and Shareholder Servicing Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800-525-9310 (from within the U.S.)
303-671-3200 (from outside the U.S.)

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

PR0870.002.0497                                      Printed on Recycled Paper

CENTENNIAL AMERICA FUND, L.P.


6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-9310 (from within the U.S.)
303-671-3200 (from outside the U.S.)

Statement of Additional Information dated April 23, 1997

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 23, 1997. It should be read together with the Prospectus which may be obtained by writing to the Fund's Transfer Agent, Shareholder Services, Inc, at P.O. Box 5143, Denver, Colorado 80217 or by calling the toll-free number shown above (if from within the U.S.) or 303-671-3200 (if from outside the U.S.)

Contents                                                              Page

About the Fund
Investment Objective and Policies..........................................2
Other Investment Restrictions..............................................3
Managing General Partners and Officers.....................................4
The Manager and its Affiliates.............................................8
Service Plan..............................................................11
Performance of the Fund...................................................12

About Your Account
Purchase, Redemption and Pricing of Shares................................13
Exchange of Shares........................................................15
Automatic Withdrawal Plan Provisions......................................16

Financial Information About the Fund
Independent Auditors' Report..............................................19
Financial Statements......................................................20

Appendices
Appendix A:   Description of Securities Ratings..........................A-1
Appendix B:   Industry Classification....................................B-1
Appendix C:   Agreement of Limited Partnership...........................C-1

ABOUT THE FUND

Investment Objective and Policies


The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information are defined in the Prospectus.

U.S. Government Securities. Obligations of certain U.S. Government agencies and instrumentalities may or may not be guaranteed or supported by the full faith and credit of the United States. Some obligations are backed only by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. All U.S. Treasury obligations are backed by the full faith and credit of the United States. In the case of the securities not backed by the full faith and credit of the United States, the Fund must look to the agency issuing or guaranteeing the obligation for repayment and may not be able to assert a claim against the United States if the agency does not meet its commitment. The Fund will invest in U.S. Government Securities (as defined in the Prospectus) of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

         General changes in prevailing interest rates will affect the values of the Fund's portfolio securities. The value will vary inversely to changes in such rates. For example, if such rates go up after a security is purchased, the value of the security will generally decline. The execution cost for U.S. Government Securities is substantially less than for equivalent dollar values of equity securities (see "Portfolio Transactions," below).

Repurchase Agreements. In a repurchase transaction, at the time the Fund acquires a U.S. Government Security, it simultaneously resells it to an approved vendor (a U.S. commercial bank, U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet the credit requirements set by the Fund's Managing General Partners from time to time) for delivery on an agreed-upon future date. The sale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "Investment Company Act") collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will continuously monitor the collateral's value and will impose creditworthiness requirements to confirm that the vendor is financially sound.

Ratings of Securities. The prospectus describes "Eligible Securities" in which the Fund may invest and indicates that if a security's rating is downgraded, the Manager and/or the Managing General

Partners may have to reassess the security's credit risk. If a security has ceased to be a "First Tier Security," the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), will promptly reassess whether the security continues to present "minimal credit risk". If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Managing General Partners shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it; but if the Fund disposes of the security within 5 days of the Manager learning of the downgrade, the Manager will provide the Managing General Partners with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Managing General Partners must determine whether it would be in the best interests of the Fund to dispose of the security. The Rating Organizations currently designated as such by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc. Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc., and Thomson BankWatch, Inc. A description of the rating categories of those Rating Organizations is contained in Appendix A.


Other Investment Restrictions

The Fund's most significant investment restrictions are described in the Prospectus. The following investment restrictions are also fundamental policies of the Fund and, together with the fundamental policies and investment objective described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding voting shares. The Investment Company Act defines such a "majority" vote as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at such meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.


         Under these additional restrictions, the Fund cannot:

         (1) purchase or sell real estate, commodities or commodity contracts, although it may purchase and sell marketable securities that are secured by real estate and marketable securities of companies that invest or deal in real estate; the Fund will not invest in U.S. real property interests within the meaning of Section 897 of the Internal Revenue Code;

         (2) invest in interests in oil, gas, or other mineral exploration or development programs;

         (3) purchase securities on margin or make short sales of securities;

         (4) underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio; provided that the Fund may acquire securities representing interests in a unit investment trust in connection with the sale of shares of the Fund if, as a result of such acquisition, the Fund holds not more than 3% of the outstanding voting securities of such unit investment trust;

         (5) invest in securities of other investment companies,  except as they
         may  be  acquired  as  part  of  a  merger,   consolidation   or  other
         acquisition;

         (6) write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate futures contracts or related options or otherwise enter into hedging transactions with respect to the Fund's securities;

         (7) make investments for the purpose of exercising control of management;

         (8) purchase or retain securities of any company if, to the knowledge of the Fund, its officers and Managing General Partners and officers and directors of the Manager who individually own more than 0.5% of the securities of such company together own beneficially more than 5% of such securities;

         (9) invest in any warrants related to common stock;

         (10) invest more than 25% of its assets in a single industry (neither the U.S. Government nor any of its agencies or instrumentalities are considered an industry for the purposes of this restriction); or

         (11) issue any class of senior security (as defined in the Investment Company Act) or sell any senior security of which the Fund is the issuer, except as provided in its fundamental policy on borrowing (in "Investment Restrictions" in the Prospectus) or as provided in the Investment Company Act.

         For purposes of the Fund's policy not to concentrate more than 25% of its assets in a single industry as described under Investment Restrictions number 10 in the Statement of Additional Information, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.


Managing General Partners and Officers

The Fund's Managing General Partners and officers and their principal business affiliations and occupations during the past five years are listed below. All of the Managing General Partners are also trustees or directors of Daily Cash Accumulation Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust (the "Centennial Funds"), Oppenheimer Cash Reserves, Oppenheimer Champion Income Fund, Oppenheimer Equity Income Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Integrity Funds, Oppenheimer International Bond Fund, Oppenheimer High Yield Fund, Oppenheimer Main Street Funds, Inc., Oppenheimer Strategic Income Fund, Oppenheimer Strategic Income & Growth Fund, Oppenheimer Municipal Fund, Oppenheimer Total Return Fund, Inc., Oppenheimer Variable Account Funds, Panorama Series Funds, Inc., and The New York Tax -Exempt Income Fund, Inc. (together with the Centennial Funds, the "Denver Oppenheimer funds") except for Ms. Macaskill.
Ms. Macaskill is a Trustee, Director or Managing General Partner of all the Denver-based Oppenheimer funds except Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Funds, Inc. and Oppenheimer Variable Account Funds. Ms. Macaskill is President and Mr. Swain is Chairman and CEO of the Denver Oppenheimer funds. All of the officers except Ms. Warmack, Ms. Wolf and

Mr. Zimmer hold similar positions as officers of all the Denver Oppenheimer funds. As of April 7, 1997, the Managing General Partners and officers of the Fund as a group owned of record or beneficially less than 1% of its outstanding shares.

ROBERT G. AVIS, Managing General Partner; Age 65*
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

WILLIAM A. BAKER, Managing General Partner; Age 82
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

CHARLES CONRAD, JR., Managing General Partner; Age 67
1501 Quail Street, Newport Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.

SAM FREEDMAN, Managing General Partner; Age 56
4975 Lakeshore Drive, Littleton, Colorado  80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services Inc. ("SSI"), Chairman, Chief Executive and Officer and director of Shareholder Financial Services Inc. ("SFSI"), Vice President and director of Oppenheimer Acquisition Corp. ("OAC") and a director of the Manager.

RAYMOND J. KALINOWSKI, Managing General Partner; Age 67
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company); formerly Vice Chairman and a director of A.G. Edwards, Inc., parent holding company of A.G. Edwards & Sons, Inc. (a broker-dealer), of which he was a Senior Vice President.

C. HOWARD KAST, Managing General Partner; Age 75
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

ROBERT M. KIRCHNER, Managing General Partner; Age 75
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

BRIDGET A. MACASKILL, President and Managing General Partner; Age 48* President, Chief Executive Officer and a Director of the Manager and HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager; Chairman and a director of SSI and SFSI; President and a director of OAC and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management,

Inc.;  formerly an Executive Vice President of the Manager.

NED M. STEEL, Managing General Partner; Age 81
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado; formerly Senior Vice President and a Director of Van Gilder Insurance Corp. (insurance brokers).

JAMES C. SWAIN, Chairman, Chief Executive Officer and Managing General Partner; Age 63* 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager; formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

DOROTHY G. WARMACK, Vice President and Portfolio Manager; Age 60
Vice President of the Manager and Centennial; an officer of other Oppenheimer funds.

CAROL E. WOLF, Vice President and Portfolio Manager; Age 45
Vice President of the Manager and Centennial; an officer of other Oppenheimer funds.

ARTHUR J. ZIMMER, Vice President and Portfolio Manger; Age 50
Vice President of the Manager and Centennial; an officer of other Oppenheimer funds.

ANDREW J. DONOHUE, Vice President and Secretary; Age 46
Executive Vice President, General Counsel and a Director of the Manager, the Distributor, HarbourView, SSI, SFSI, Oppenheimer Partnership Holdings, Inc. and MultiSource Services, Inc. (a broker-dealer); President and a director of Centennial; President and a director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; an officer of other Oppenheimer funds.

GEORGE C. BOWEN, Vice President, Treasurer, and Assistant Secretary; Age 60 6803 Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Sub-Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; President, Treasurer and a director of Centennial Capital Corporation; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI; Treasurer of OAC; Treasurer of Oppenheimer Partnership Holdings, Inc.; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

ROBERT G. ZACK, Assistant Secretary; Age 48
Senior Vice President and Associate General Counsel of the Manager, Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

ROBERT J. BISHOP, Assistant Treasurer; Age 38
6803 Tucson Way,  Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

SCOTT T. FARRAR, Assistant Treasurer; Age 31

6803 Tucson Way,  Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.
-----------------------
      * A Manager General Partner who is an "interested person" of the Fund as defined in theInvestment Company Act. .

Remuneration of Managing General Partners. The officers of the Fund and certain Managing General Partners of the Fund (Ms. Macaskill and Mr. Swain) who are affiliated with the Manager receive no salary or fees from the Fund. The remaining Managing General Partners of the Fund received the total amounts shown below. Mr. Freedman received no compensation from the Fund before July 1, 1996 when he became a Managing General Partner. The compensation from the Fund was paid during fiscal year ended December 31, 1996. The compensation from the Denver-based Oppenheimer funds includes compensation received as a director, trustee, managing partner or member of a committee of the Board of those funds during calendar year 1996.



                                                                                        Total
                                                                                        Compensation
                                                                    Aggregate           From All
                                                                    Compensation        Denver-based
Name                              Position                          from Fund           Oppenheimer funds

Robert G. Avis                    Managing General Partner              $234                  $58,003

William A. Baker                  Audit and Review                      $322                  $79,715
                                  Committee, Chairman and
                                  Managing General Partner

Charles Conrad, Jr.               Audit and Review                      $301                  $74,717
                                  Committee Member and
                                  Managing General Partner

Sam Freedman                      Managing General Partner              $119                  $29,502

Raymond J. Kalinowski              Risk Oversight Committee
                                  Member, Managing General
                                   Partner                              $299                  $74,173

C. Howard Kast                    Risk Oversight Committee
                                  Member, Managing
                                  General Partner                       $299                  $74,173


Robert M. Kirchner                Audit and Review                      $301                  $74,717
                                  Committee and
                                  Managing General Partner

                                                        -7-




Ned M. Steel                      Managing General Partner              $234                  $58,003




Major Shareholders. As of April 7, 1997, the only shareholder known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund was A.G. Edwards & Sons, 1 North Jefferson Street, St. Louis, Missouri
63013, which owned 14,174,642.480 shares of the Fund (92.72% of the then outstanding total). The Fund has been informed that the shares held of record by A.G. Edwards & Sons were beneficially owned for the benefit of its brokerage clients.

The Manager and Its Affiliates

The Manager is a wholly-owned subsidiary of Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is owned by certain of the Manager's directors and officers, some of whom may serve as officers of the Fund, and two of whom (Ms. Macaskill and Mr. Swain) serve as Managing General Partners of the Fund.

Investment Advisory Agreement. The management fee is payable monthly to the Manager under the terms of an Investment Advisory Agreement between the Manager and the Fund (the "Agreement"), and is computed on the aggregate net assets of the Fund as of the close of business each day. Expenses not expressly assumed by the Manager under Agreement are paid by the Fund. The Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, fees to certain Managing General Partners, legal and audit expenses, the cost of calculating its net asset value, brokerage, custodian and transfer agent expenses, share issuance costs, certain printing and share registration costs and non-recurring expenses, including litigation.


         The Agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund. The Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement, or reckless disregard of its obligations or duties thereunder, the Manager is not liable for any loss sustained by reason of any good faith errors or omissions in connection with any matter to which the Agreement relates. The Agreement permits the Manager to act as investment adviser for any other person, firm or corporation.


         Under the Agreement, the Manager has undertaken that if the total expenses of the Fund in any fiscal year should exceed the most stringent state regulatory requirements on expense limitations applicable to the Fund, the Manager's compensation for that year shall be reduced by the amount, if any, by which the Fund's expenses exceeded the most stringent state regulatory limit. Such state regulatory limitations are no longer applicable as a result of federal legislation enacted during the fiscal year ended December 31, 1996, which effectively pre-empted those state requirements.


          From January 1, 1993 to July 1, 1993, independently of the Agreement, the Manager had voluntarily agreed to assume expenses of the Fund (other than extraordinary non-recurring expenses) in excess of 1.00% of average annual net assets. The Manager terminated this voluntary expense assumption effective July 1, 1993. Any assumption of the Fund's expenses under a voluntary undertaking would lower the Fund's overall expense ratio and increase its total return during any period in which expenses are limited.


         During its fiscal years ended December 31, 1996, December 31,1995 and December 31, 1994, the Fund paid management fees in the amounts of $76,514, $35,312 and 25,638, respectively.

Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and cash, collecting income on the portfolio securities and handling the delivery of portfolio securities to and from the Fund. The Manager has represented to the Fund that its banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager or its affiliates.

Transfer Agent. Shareholder Services, Inc., the Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Distributor. The Fund's Distributor is Centennial Asset Management Corporation. Under the General Distributor's Agreement between the Fund and the Distributor, the Distributor acts as the Fund's principal underwriter in the continuous public offering of its shares, but is not obligated to sell a specific number of shares. Under the General Distributor's Agreement, the Distributor pays the expenses of distributing the Fund's shares (other than those paid under the Service Plan), including the preparation and distribution of advertising and sales literature, and the cost of printing and mailing prospectuses other than those furnished to the existing shareholders are borne by the Distributor.


         The Fund's use of the name "Centennial" as part of its name is under a license from the Distributor. If the Distributor ceases to be the Fund's distributor, the right of the Fund to use "Centennial" as part of its name may be terminated by the Distributor, and the Fund's Managing General Partners would be required to take action promptly to change the Fund's name.


Sub-Distributor. The Distributor has entered into a Sub-Distributor's Agreement with OppenheimerFunds Distributor, Inc. ("OFDI"), a wholly-owned subsidiary of the Manager, whereby OFDI is appointed as Sub-Distributor of the Fund's shares, and is responsible on behalf of the Distributor as its agent for accepting orders from dealers, brokers and investors to purchase the Fund's shares. The Sub-Distributor is not responsible for selling any specific amount of shares.


Independent Auditors. The independent auditors of the Fund examine the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and for certain other funds advised by the Manager.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager, subject to the overall authority of the Managing Partners. As most purchases made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker in its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of orders at the most favorable net prices. If dealers or brokers are used for portfolio transactions, transactions may be directed to such dealers or brokers in return for special research and statistical information as well as for services rendered by such brokers or dealers in the execution of orders. The research information may or may not be useful to the Fund and/or other accounts of the Manager; information received by those other accounts may or may not be useful to the Fund. Such information may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.

         The research services provided by brokers broaden the scope and supplements the research activities of the Manager by making available additional views for consideration and comparisons and enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio. Sales of shares of the Fund and/or the other investment companies managed by the Manager, or distributed by the Distributor, may, subject to applicable rules covering the Distributor's activities as distributor, also be considered as a factor in the direction of transactions to dealers, but only in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.


Service Plan

The Fund has adopted a Service Plan (the "Plan") under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund will reimburse the Distributor for a portion of its costs incurred in connection with the servicing of the Fund's shares, as described in the Prospectus. Each Plan has been approved: (i) by a vote of the General Managing General Partners of the Fund, including a majority of the "Independent Managing General Partners" (those Managing General Partners of the Fund who are not "interested persons," as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan) cast in person at a meeting called for the purpose of voting on the Plan; and (ii) by the vote of the holders of a "majority of that Fund's outstanding voting securities" (as defined under the Investment Company Act) . In approving the Plan, the Managing General Partners determined that it is likely the Plan will benefit the shareholders of the Fund.


         The Distributor and Sub-Distributor have entered into Supplemental Distribution Assistance Agreements ("Supplemental Agreements") under the Plan with selected dealers distributing shares of Oppenheimer Cash Reserves, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust and the Fund. Quarterly payments by the Distributor for distribution-related services will range from 0.10% to 0.30%, annually, of the average net asset value of shares of the above-mentioned funds owned during the quarter beneficially or of record by the dealer or its customers. However, no payment shall be made to any dealer for any quarter during which the average net asset value of shares of the above-mentioned funds owned during that quarter by the dealer or its customers is less than $5 million. Payments made pursuant to Supplemental Agreements are not a Fund expense, but are made by the Distributor out of its own resources or out of the resources of the Manager which may include profits derived from the advisory fee it receives from the Fund. Payments to affiliates of the Distributor are not permitted under the Supplemental Agreements.


         The Plan unless terminated as described below, shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Managing General Partners, including a majority or its Independent Managing General Partners, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by the vote of a majority of the Independent Managing General Partners or by the vote of the holders of a "majority of the outstanding voting securities" of the Fund. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, as set forth above. All material amendments must be approved by the Managing General Partners, including a majority of the Independent Managing General Partners. For the Fund's fiscal year ended December 31, 1996, payments under the Plan totaled $32,946, all of which was retained by the Distributor.

         Under the Plan, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Managing General Partners. The Managing General Partners have set the fee at the maximum rate and set no minimum amount. The Plan permits the Distributor and the Manager to make additional distribution payments to Recipients from their own resources (including profits from advisory fees) at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of distribution assistance payments they make to Recipients from their own assets.


         Each Recipient who is to receive distribution payments for any quarter shall certify in writing that the aggregate payments to be received from the Fund and the Distributor during that month or quarter do not exceed the Recipient's costs in rendering services and for the maintenance of accounts during the month or quarter, and will reimburse the Fund for any excess.

         While the Plan is in effect, the Treasurer of the Fund shall provide a report to the Managing General Partners in writing at least quarterly on the amount of all payments made pursuant to the Plan and the identity of each Recipient that received any such payment and the purposes for which the payments were made. The Plan further provides that while it is in effect, the selection and nomination of those Managing General Partners of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Managing General Partners. This does not prevent the involvement of others in such selection and nomination if the final decision as to the selection or nomination is approved by a majority of the Independent Managing General Partners.

Performance of the Fund


Yield Information. The Fund's current yield is calculated for a seven-day period of time, in accordance with regulations adopted under the Investment Company Act, as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes distributions declared on the original share and distributions declared on any shares purchased with distributions on that share, but such distributions are adjusted to exclude any realized or unrealized capital gains or losses affecting the distributions declared. Next, the base period return is multiplied by 365/7, to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by (a) adding 1 to the base period return (obtained as described above), (b) raising the sum to a power equal to 365 divided by 7 and (c) subtracting 1 from the result. For the seven days ended December 31, 1996, the Fund's yield was 4.56% and its compounded effective yield was 4.66%.


         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily distribution to the nearest full cent. Since the calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect distributions, the return on distributions declared during a period may not be the same on an annualized basis as the yield for that period.

         Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as the Bank Rate Monitor National Index (provided by Bank Rate MonitorTM), which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposit by the 100 largest banks and thrift institutions in the top ten metropolitan areas. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in the Fund is not insured. Its yield is not guaranteed and normally will fluctuate on a daily basis. The Fund's yield for any given past period is not an indication or representation of future yields or rates of return on its shares. The Fund's yield is affected by portfolio quality, portfolio maturity, type of instruments held and operating expenses. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, direct investments in U.S. Government Securities, money market instruments or bank accounts may provide fixed yields or yields that may vary above a stated minimum, and also that bank accounts may be insured. Certain types of bank accounts may not pay interest when the balance falls below a specified level and may limit the number of withdrawals by check per month.


ABOUT YOUR ACCOUNT

Purchase, Redemption and Pricing of Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined twice a day, as of 12:00 Noon and as of the close of business of the New York Stock Exchange (the "Exchange"), which is normally 4:00 P.M. but may be earlier on some days, for example, in case of weather emergencies or on days falling before a holiday (all references to time mean "New York time"), on each day the Exchange is open (a "regular business day"), by dividing the value of the Fund's net assets by the number of shares outstanding. The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may also close on other days. Dealers may conduct trading on certain days on which that Exchange is closed (e.g., holidays such as Good Friday), so that securities of the same type held by the Fund may be traded on such days, when shareholders do not have the ability to purchase or redeem shares.

         The Fund will seek to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance that the Fund will do so. The Fund operates under Rule 2a-7 under the Investment Company Act under which the Fund may use the amortized cost method of valuing its shares. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of a fluctuating interest rates on the market value of the security. This method does not take into account unrealized capital gains or losses.


         The Managing General Partners have established procedures intended to stabilize the Fund's net asset value at $1.00 per share. If the Fund's net asset value per share were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Managing General Partners promptly to consider what action, if any, should be taken. If the Managing General Partners find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, they will take whatever steps they consider appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of shares without monetary consideration, or calculating net asset value per share by using available market quotations.


         As long as the Fund uses the amortized cost method under Rule 2a-7, the Fund must abide by certain conditions described in the Prospectus. Some of those conditions which relate to portfolio management are that the Fund must: (i) maintain a dollar-weighted average portfolio maturity not in excess of 90 days;
(ii) limit its investments, including repurchase agreements, to those instruments which are denominated in U.S. dollars and which are rated in one of the two highest short-term rating categories by at least two "nationally-recognized statistical rating organizations" ("NRSROs") as defined in Rule 2a-7, or by one NRSRO if only one NRSRO has rated the security; an instrument other than a U.S. Government Security that is not rated must be of comparable quality as determined by the Manager under procedures established by the Managing General Partners; and (iii) not purchase any instruments with a remaining maturity of more than 397 days. Under Rule 2a-7, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable rate demand and floating rate instruments. Repurchase agreements are, in general, treated as having a maturity equal to the period scheduled until repurchase, or if subject to demand, equal to the notice period.

         While the amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and daily distributions higher) than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices or estimates of market prices for its portfolio. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income than if the Fund were priced at market value. Conversely, during periods of rising interest rates, the daily yield on Fund shares will tend to be higher and its aggregate value higher than that of a portfolio priced at market value. A prospective investor would receive a lower yield than from an investment in a portfolio priced at market value, while existing investors in the Fund would receive more investment income than if the Fund were priced at market value.

         The Managing General Partners have established procedures for the valuation of the Fund's securities which provide that money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts.

Redemptions. The Fund's Managing General Partners have the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of such shares (for reasons other than market value fluctuations) is less than $1,000 or such lesser amount as the Managing General Partners may fix. The Managing General Partners will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. Should they elect to exercise this right, they may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or may set requirements to allow the shareholder to increase the investment and other terms and conditions so that the shares are not involuntarily redeemed.

Expedited Redemption Procedures. Under the Expedited Redemption Procedure, as discussed in the Prospectus, the wiring of redemption proceeds may be delayed if the Fund's Custodian bank is not open for business on a day that the Fund would normally authorize the wire to be made, which is usually same day as a redemption that is effected prior to 12:00 Noon, and the Fund's next regular business day for redemptions between 12:00 Noon and the close of the Exchange. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business, and no dividends will be paid on the proceeds of redeemed shares waiting transfer by wire.

Reinvestment of Distributions in Another Fund. Direct shareholders may elect to reinvest all distributions in Class A shares of any of the other funds listed below as "Eligible Funds" at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing, and either must have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and application from the Transfer Agent and establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the distribution. The other Eligible Funds are not subject to the same tax considerations as the Fund, and an investment in shares of those Funds may be taxable and subject to U.S. federal income tax withholding for foreign investors.

Exchanges of Shares

Shares of the Fund held under Automatic Purchase and Redemption Programs through brokers or dealers may be exchanged for shares of Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust only by the broker's or dealer's instructions. Shares of the Fund may be exchanged, subject to certain conditions enumerated in the Prospectus by direct shareholders for Class A shares of the following funds, all collectively referred to as the "Eligible Funds":


Limited Term New York Municipal Fund*
Oppenheimer Bond Fund
Oppenheimer Bond Fund for  Growth
Oppenheimer California  Municipal  Fund
Oppenheimer Capital Appreciation  Fund
Oppenheimer Champion  Income  Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined  Allocation Fund
Oppenheimer Disciplined Value Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Income  Fund
Oppenheimer Florida  Municipal  Fund
Oppenheimer Fund
Oppenheimer Global Emerging  Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Insured  Municipal  Fund
Oppenheimer Intermediate  Municipal Fund
Oppenheimer International  Bond Fund
Oppenheimer International  Growth  Fund
Oppenheimer LifeSpan  Balanced  Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Income & Growth Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund

Oppenheimer New Jersey  Municipal  Fund
Oppenheimer New York  Municipal  Fund
Oppenheimer Pennsylvania  Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Strategic  Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer Value Stock Fund
Oppenheimer World Bond Fund
Rochester Fund Municipals
The New York Tax Exempt Income Fund, Inc.

the following "Money Market Funds":

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Money Market Fund, Inc.

There is an initial sales charge on the purchase of Class A shares of each Eligible Fund except the Money Market Funds (under certain circumstances, described in the Prospectus, redemption proceeds of Money Market Fund shares may be subject to a CDSC).

* Shares of the Fund are not exchangeable for shares of Limited Term New York Municipal Fund prior to May 1, 1997.

Automatic Withdrawal Plan Provisions


By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below and elsewhere in the Application for such Plans, in the Prospectus and in this Statement of Additional Information as they may be amended from time to time by the Fund. When adopted, such amendments will automatically apply to existing Plans.

         Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested distributions followed by shares acquired with a sales charge will be redeemed to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made to shareholders under such plans should not be considered as a yield or income on an investment. The Fund reserves the right to amend, suspend or discontinue such plans at any time without prior notice.

         (1) Shareholder Services, Inc. (the "Transfer Agent"), the transfer agent of the Fund, will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.

         (2) Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan. Those shares will be carried on the Planholder's Plan Statement.

         (3) Distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Distributions of income may be paid in cash or reinvested.

         (4) Redemptions of shares in connection with disbursement payments will be made three business days prior to the mailing of each check.

         (5) Checks will be transmitted three business days prior to the date selected for receipt of the monthly or quarterly payment (the date of receipt is approximate), according to the choice specified in writing by the Planholder.

         (6) The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed at any time by the Planholder on written notification to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification before the requested change can be put in effect.

         (7) The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

         (8) The Plan may, at any time, be terminated by the Planholder on written notice to the Transfer Agent, or by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Transfer Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a distribution-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

         (9) For purposes of using shares held under the Plan as collateral, the Planholder may request issuance of a portion of his shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares as to which a certificate may be issued, so as not to cause the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. Should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         (10) The Transfer Agent shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith.

         (11) In the event that Shareholder Services, Inc. shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

INDEPENDENT AUDITORS' REPORT
Centennial America Fund, L.P.


The Managing General Partners and Shareholders of Centennial America Fund, L.P.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial America Fund, L.P. as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995 and the financial highlights for the period January 1, 1992 to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial America Fund, L.P. at December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



/s/Deloitte & Touche LLP
---------------------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1997

           ==========================================
           STATEMENT OF INVESTMENTS  DECEMBER 31, 1996 Centennial  America Fund,
           L.P.

                                                                                        FACE                VALUE
                                                                                        AMOUNT              SEE NOTE 1
=====================================================================
===================================================
U.S. GOVERNMENT AGENCIES - 97.4%
------------------------------------------------------------------------------------------------------------------
------
           Federal Home Loan Bank:
           5.27%, 1/2/97                                                                $1,000,000          $   999,854
           5.38%, 1/15/97                                                                  430,000              429,100
           5.45%, 1/9/97                                                                   525,000              524,364
           5.48%, 1/23/97                                                                  890,000              887,019
           -------------------------------------------------------------------------------------------------------------
           Federal Home Loan Mortgage Corp.:
           5.21%, 2/20/97                                                                  940,000              933,198
           5.23%, 2/3/97                                                                   800,000              796,172
           5.25%, 1/30/97                                                                  500,000              497,885
           5.29%, 1/14/97                                                                  410,000              409,215
           5.37%, 3/31/97                                                                  400,000              394,690
           5.38%, 3/21/97                                                                  323,000              319,190
           5.40%, 1/17/97                                                                1,000,000              997,600
           5.45%, 1/15/97                                                                  500,000              498,940
           5.46%, 1/30/97                                                                1,000,000              995,602
           5.50%, 1/21/97                                                                  958,000              955,073
           5.60%, 1/16/97                                                                  625,000              623,542
           5.70%, 1/2/97                                                                 3,000,000            2,999,458
           -------------------------------------------------------------------------------------------------------------
           Federal National Mortgage Assn.:
           5.18%, 5/2/97                                                                   700,000              687,813
           5.22%, 3/17/97                                                                  500,000              494,563
           5.22%, 3/6/97                                                                   195,000              193,190
           5.30%, 3/13/97                                                                1,000,000              989,547
           5.50%, 1/13/97                                                                  900,000              898,350
           -------------------------------------------------------------------------------------------------------------
           Student Loan Marketing Assn., guaranteeing commercial
           paper of:
           New Hampshire Higher Education Loan Corp. Commercial
           Paper Nts., Series 1995A, 5.40%, 1/17/97                                        900,000              897,840
           Secondary Market Services, Inc. Education Loan
           Revenue Nts., Series 1995A, 5.28%, 1/6/97                                       753,000
752,448
                                                                                                            ------------

           Total U.S. Government Agencies (Cost $18,174,653)
18,174,653

=====================================================================
===================================================
REPURCHASE AGREEMENT - 1.6%
------------------------------------------------------------------------------------------------------------------
------
           Repurchase agreement with Goldman, Sachs & Co., 6.52%, dated
           12/31/96, to be repurchased at $300,109 on 1/2/97, collateralized by
           U.S. Treasury Nts., 7.875%, 11/15/04,
           with a value of $306,094 (Cost $300,000)                                        300,000              300,000

           -------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS, AT VALUE                                                       99.0%
18,474,653
           -------------------------------------------------------------------------------------------------------------
           OTHER ASSETS NET OF LIABILITIES                                                    1.0
186,744
                                                                                            -------         ------------
           NET ASSETS                                                                        100.0%         $18,661,397
                                                                                            =======         ============

           See accompanying Notes to Financial Statements.


                          =====================================================
                          STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 1996
                          Centennial America Fund, L.P.


=====================================================================
===================================================
ASSETS                    Investments, at value  - see accompanying statement
$18,474,653
                          ----------------------------------------------------------------------------------------------
                          Cash                                                                                   12,066
                          ----------------------------------------------------------------------------------------------
                          Receivables:
                          Shares of beneficial interest sold                                                    434,099
                          Interest                                                                                   54
                          ----------------------------------------------------------------------------------------------
                          Other                                                                                   5,248
                                                                                                            ------------
                          Total assets                                                                       18,926,120

=====================================================================
===================================================
LIABILITIES               Payables and other liabilities:
                          Shares of beneficial interest redeemed                                                239,338
                          Service plan fees                                                                       8,385
                          Shareholder reports                                                                     4,636
                          Dividends                                                                               1,712
                          Other                                                                                  10,652
                                                                                                            ------------
                          Total liabilities                                                                     264,723

=====================================================================
===========
========================================
NET ASSETS                                                                                                  $18,661,397
                                                                                                            ============

=====================================================================
===========
========================================
COMPOSITION OF            Paid-in capital - applicable to 18,661,397 shares of beneficial
NET ASSETS                interest outstanding                                                              $18,661,397
                                                                                                            ============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE
           $1.00
                                                                                                                  ======

                                See accompanying Notes to Financial Statements.

                          ==========================================
                          STATEMENT OF  OPERATIONS  FOR THE YEAR ENDED  DECEMBER
                          31, 1996 Centennial America Fund, L.P.


=====================================================================
===========
========================================
INVESTMENT INCOME         Interest                                                                          $   914,907

=====================================================================
===========
========================================
EXPENSES                  Management fees - Note 3                                                               76,514
                          ----------------------------------------------------------------------------------------------
                          Service plan fees - Note 3                                                             32,946
                          ----------------------------------------------------------------------------------------------
                          Shareholder reports                                                                    12,293
                          ----------------------------------------------------------------------------------------------
                          Legal and auditing fees                                                                 6,996
                          ----------------------------------------------------------------------------------------------
                          Registration and filing fees                                                            4,884
                          ----------------------------------------------------------------------------------------------
                          Transfer and shareholder servicing agent fees - Note 3                                  4,861
                          ----------------------------------------------------------------------------------------------
                          Custodian fees and expenses                                                             3,315
                          ----------------------------------------------------------------------------------------------
                          Managing General Partners' fees and expenses                                            2,110
                          ----------------------------------------------------------------------------------------------
                          Insurance expenses                                                                      1,569
                          ----------------------------------------------------------------------------------------------
                          Other                                                                                     444
                                                                                                            ------------
                          Total expenses                                                                        145,932

=====================================================================
===========
========================================
NET INVESTMENT INCOME                                                                                           768,975

=====================================================================
===========
========================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                    $
768,975
                                                                                                            ============

                          ===================================
                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                          1996              1995
=====================================================================
===========
========================================
OPERATIONS                Net investment income                                           $   768,975       $
350,917
                          ----------------------------------------------------------------------------------------------
                          Net realized gain                                                        --             8,197
                                                                                          ------------------------------
                          Net increase in net assets resulting from operations                768,975
359,114
=====================================================================
===========
========================================
DIVIDENDS AND
DISTRIBUTIONS
TO SHAREHOLDERS                                                                              (777,172)         (350,917)

=====================================================================
===========
========================================
BENEFICIAL INTEREST       Net increase in net assets resulting from
TRANSACTIONS              beneficial interest transactions - Note 2                         7,567,914
  4,892,850

=====================================================================
===========
========================================
NET ASSETS                Total increase                                                    7,559,717         4,901,047
                          ----------------------------------------------------------------------------------------------
                          Beginning of period                                              11,101,680         6,200,633
                                                                                          ------------------------------
                          End of period                                                   $18,661,397       $11,101,680
                                                                                          ==============================

                             See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS Centennial America Fund, L.P.

                                                 Year Ended December 31,
                                                     1996             1995             1994             1993             1992
=====================================================================
===========
================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $1.00            $1.00            $1.00            $1.00
    $1.00
------------------------------------------------------------------------------------------------------------------
--------------
Income from investment operations - net
investment income and net realized gain                .05              .04              .03              .02
  .03
Dividends and distributions to shareholders           (.05)            (.04)            (.03)            (.02)
    (.03)
------------------------------------------------------------------------------------------------------------------
--------------
Net asset value, end of period                       $1.00            $1.00            $1.00            $1.00
$1.00

=====================================================================
======
=====================================================================
===========
================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                  4.69%            4.56%            2.91%
         2.23%
    3.92%
=====================================================================
===========
================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $18,661          $11,102          $6,201           $4,349
         $5,253
------------------------------------------------------------------------------------------------------------------
--------------
Average net assets (in thousands)                    $16,998          $ 7,862          $5,693           $4,780
       $5,323
------------------------------------------------------------------------------------------------------------------
--------------
Ratios to average net assets:
Net investment income                                4.52%            4.48%            2.89%            2.22%
    3.64%
Expenses, before voluntary reimbursement by
the Manager                                          0.86%            1.48%            1.47%            1.34%
1.86%
Expenses, net of voluntary reimbursement by
the Manager                                          N/A              N/A              N/A              1.13%            0.60%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial America Fund, L.P.


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED DECEMBER 31, 1996              YEAR ENDED
DECEMBER 31, 1995
                                      --------------------------------          ----------------------------
                                      SHARES                AMOUNT                SHARES            AMOUNT
Sold                                     51,127,626         $51,127,626            32,857,284       $32,857,284
Dividends and distributions
reinvested                                  749,505             749,505               326,936           326,936
Redeemed                                (44,309,217)        (44,309,217)          (28,291,370)      (28,291,370)
                                        ------------        ------------          ------------      ------------
  Net increase                            7,567,914         $ 7,567,914             4,892,850       $ 4,892,850
                                        ============        ============          ============
============

Centennial America Fund, L.P.


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% on the first $500 million of net assets and 0.40% on net assets in excess of $500 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Fund expends 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, a subsidiary of the Manager, for costs incurred in distributing shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc. ("Moody's"): The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

         Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

         MIG1/VMIG1: Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG2/VMIG2: High quality. Margins of protection are ample although not so large as in the preceding group.

Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

         A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

         SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2:  Satisfactory capacity to pay principal and interest.

         S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch Investors Service, Inc. ("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

         F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

         F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

         F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

         Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

IBCA Limited or its affiliate IBCA Inc. ("IBCA"): Short-term ratings, including commercial paper (with maturities up to 12 months), are as follows:

         A1+: Obligations supported by the highest capacity for timely repayment.

         A1: Obligations supported by a very strong capacity for timely repayment.

         A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson BankWatch, Inc. ("TBW"): The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

         TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

         TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings. These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

         Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

         Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's:  Bonds (including municipal bonds) are rated as follows:

         AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: A strong capacity to pay interest and repay principal and differ from "AAA" rated issues only in small degree.

Fitch:

         AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

         Because  bonds  rated  in  the  "AAA"  and  "AA"   categories  are  not
significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Duff & Phelps:

         AAA: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

IBCA: Long-term obligations (with maturities of more than 12 months) are rated as follows:

         AAA: The lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk significantly.

         AA: A very low expectation for investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. A plus (+) or minus (-) sign may be appended to a long term rating to denote relative status within a rating category.

TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

         A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

         A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                   Appendix B

                            Industry Classifications



                       Corporate Industry Classifications



Aerospace/Defense
Air Transportation
Auto Parts  Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable  Television
Chemicals
Commercial  Finance
Computer  Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified  Financial
Diversified  Media
Drug Stores
Drug  Wholesalers
Durable  Household  Goods
Education
Electric  Utilities
Electrical  Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food

Gas Utilities

Gold
Health  Care/Drugs
Health  Care/Supplies  & Services
Homebuilders/Real  Estate
Hotel/Gaming
Industrial   Services
Insurance
Leasing  &  Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable  Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings  & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications  - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

                                   Appendix C


                         FIRST TRUST AMERICA FUND, L.P.

                        AGREEMENT OF LIMITED PARTNERSHIP
                              dated April 28, 1987


TABLE OF CONTENTS


1.    GENERAL PROVISIONS

      1.1       Formation

      1.2       Name and Place of Business

      1.3       Term

      1.4       Agent for Service of Process

      1.5       Certificate of Limited Partnership

      1.6       Other Acts/Filings


2.    DEFINITIONS

      2.1       Affiliate

      2.2       Capital Account

      2.3       General Partner

      2.4       Holder of Record or Holder of a Share

      2.5       Limited Partner

      2.6       Majority Vote

      2.7       Managing General Partner

      2.8       Net Asset Value (per Share)

      2.9       Non-Managing General Partner

      2.10      Officers

      2.11      Partners

      2.12      Partnership

      2.13      Partnership Act

      2.14      Partnership Group

      2.15      Person

      2.16      Registration Statement

      2.17      Secretary of State

      2.18      Share (including fractional Shares)

      2.19      Substituted Limited Partner

      2.20      Tax Code

      2.21      Transfer Agent

      2.22      1940 Act


3.    ACTIVITIES AND PURPOSE

      3.1       Operating Policy

      3.2       Investment Objectives

      3.3       Investment Policies and Restrictions

      3.4       Other Authorized Activities


4.    GENERAL PARTNERS

      4.1       Identity and Number

      4.2       Managing and Non-Managing General Partners

      4.3       General Partners' Contributions

      4.4       Management and Control

      4.5       Action by the Managing General Partners

      4.6       Limitations on the Authority of the Managing
                General Partners

      4.7       Right of General Partners to Become
                Limited Partners

      4.8       Termination of a General Partner

      4.9       Additional or Successor General Partners

      4.10      Liability to Limited Partners

      4.11      Assignment and Substitution

      4.12      No Agency

      4.13      Reimbursement and Compensation

      4.14      Indemnification


5.    LIMITED PARTNERS

      5.1       Identity of Limited Partners

      5.2       Admission of Limited Partners

      5.3       Contributions of the Limited Partners

      5.4       Additional Contributions of Limited Partners

      5.5       Use of Contributions

      5.6       Redemption by Limited Partners

      5.7       Minimum Contribution and Mandatory Redemption

      5.8       Limited Liability

      5.9       No Power to Control Operations

      5.10      Tax Responsibility


6.    SHARES OF PARTNERSHIP INTEREST


7.    PURCHASE AND EXCHANGE OF SHARES

      7.1       Purchase of Shares

      7.2       Net Asset Value

      7.3       Exchange of Shares


8.    REDEMPTION OF SHARES

      8.1       Redemption of Shares

      8.2       Payment for Redeemed Shares


9.    MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

      9.1       Rights of Limited Partners

      9.2       Actions of the Partners

      9.3       Meetings

      9.4       Notices

      9.5       Validity of Vote for Certain Matters

      9.6       Adjournment

      9.7       Waiver of Notice and Consent to Meeting

      9.8       Quorum

      9.9       Required Vote

      9.10      Action by Consent Without a Meeting

      9.11      Record Date

      9.12      Proxies

      9.13      Number of Votes

      9.14      Communication Among Limited Partners


10.   DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

      10.1      Fees of General Partners

      10.2      Distributions of Income and Gains

      10.3      Allocation of Income, Gains, Losses, Deductions
                     and Credits

      10.4      Returns of Contributions

      10.5      Capital Accounts

      10.6      Allocations of Capital Gains and Losses and
                     Additional Rules


11.   ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST; SUBSTITUTION
                OF PARTNERS

      11.1      Prohibition on Assignment

      11.2      Rights of the Holders of Shares as Collateral or
                     Judgment Creditor

      11.3      Death, Incompetency, Bankruptcy or Termination
                     of the Existence of a Partner

      11.4      Substituted Limited Partners


12.    DISSOLUTION AND TERMINATION OF THE PARTNERSHIP

      12.1      Dissolution

      12.2      Liquidation

      12.3      Termination

13.   BOOKS, RECORDS, ACCOUNTS AND REPORTS

      13.1      Books and Records

      13.2      Limited Partners' Access to Information

      13.3      Accounting Basis and Fiscal Year

      13.4      Tax Returns

      13.5      Filings with Regulatory Agencies

      13.6      Tax Matters and Notice Partner


14.   AMENDMENTS OF PARTNERSHIP DOCUMENTS

      14.1      Amendments in General

      14.2      Amendments Without Consent of Limited Partners

      14.3      Amendments Needing Consent of Affected Partners

      14.4      Amendments to Certificate of Limited
                     Partnership

      14.5      Amendments After Change of Law


15.   MISCELLANEOUS PROVISIONS

      15.1      Notices

      15.2      Section Headings

      15.3      Construction

      15.4      Severability

      15.5      Governing Law

      15.6      Counterparts

      15.7      Entire Agreement

      15.8      Cross-References

      15.9      Power of Attorney to the General Partners

      15.10     Further Assurances

      15.11     Successors and Assigns

      15.12     Waiver of Action for Partition

      15.13     Creditors

      15.14     Remedies

      15.15     Custodian

      15.16     Use of Name "First Trust"

      15.17     Authority

      15.18     Signatures

                         FIRST TRUST AMERICA FUND, L.P.

         This AGREEMENT OF LIMITED PARTNERSHIP ("Partnership Agreement") is entered into as of this 28th day of April, 1987 by and among Gerald E. Pelzer, an individual, Thomas L. Johnson, an individual, Dr. David Johnston, an individual, and Edward McGrew, an individual, as Managing General Partners; Clayton Brown Investments, Inc., an Illinois corporation, as Non- Managing General Partner (collectively, the "General Partners"); and Clayton Brown Investments, Inc., an Illinois corporation, as Limited Partner.

         1.    GENERAL PROVISIONS

               1.1 Formation. The parties hereby agree to form a limited partnership (the "Partnership") under the terms and conditions set forth below pursuant to the Delaware Revised Uniform Limited Partnership Act (the "Partnership Act").

               1.2 Name and Place of Business. The name of the Partnership shall be First Trust America Fund, L.P., or such other name as shall be selected from time to time by the Managing General Partners. The principal place of business of the Partnership shall be 300 W. Washington Street, Chicago, Illinois 60606 or such other place or places as the Managing General Partners may deem necessary or desirable to the conduct of the Partnership's activities, including places for the conduct of activities relating to its investments, the location and holding of its assets, the execution of its portfolio transactions and other operations. The registered office of the Partnership in Delaware is located at 1209 Orange Street, in the City of Wilmington, County of New Castle.

               1.3 Term. The term of the Partnership shall commence upon the filing of the Certificate of Limited Partnership with the Secretary of State and shall continue until the 31st day of December, 2037, unless terminated earlier in accordance with the provisions of this Partnership Agreement.

               1.4 Agent for Service of Process. The registered agent for service of process on the Partnership in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware or such other eligible Delaware resident individual or corporation qualified to act as an agent for service of process as the Managing General Partners shall designate.

               1.5 Certificate of Limited Partnership. The Managing General Partners shall cause a Certificate of Limited Partnership to be filed with the Secretary of State in accordance with the terms of the Partnership Act.

               1.6 Other Acts/Filings. The Partners shall from time to time execute or cause to be executed all such certificates, fictitious business name statements, and other documents, and do or cause to be done all such filings, recordings, publishings, and other acts as the Managing General Partners may deem necessary or appropriate to comply with the requirements of law for the formation and operation of the Partnership in all jurisdictions in which the Partnership shall desire to conduct its activities.

         2.    DEFINITIONS

               When used in this Partnership Agreement the following terms shall have the meanings set forth below:

               2.1 Affiliate. "Affiliate" shall mean: (i) any person directly or indirectly controlling, controlled by or under common control with another person; (ii) a person owning or controlling 10% or more of the outstanding securities of that other person; (iii) any officer, director, trustee or partner of that other person; or (iv) if that other person is an officer, director, trustee or partner, any company for which that person acts in any such capacity (person shall include any natural person, partnership, corporation, association or other legal entity).

               2.2 Capital Account. The account maintained for each Partner in accordance with Section 10.5 hereof.

               2.3 General Partner. Each of the initial General Partners designated in the Preamble and any other person or entity who shall hereafter become a General Partner.

               2.4      Holder of Record or Holder of a Share.

                        (a)   a General Partner;

                        (b) a Limited Partner if he or it has not redeemed or transferred all of his (its) Shares of the Partnership pursuant to Sections 8 or 11;

                        (c)a purchaser of a Share or Shares of the Partnership;
or

                        (d)   the successor in interest of a Partner under
Section 11.

               2.5 Limited Partner. The original Limited Partner and all other persons who shall hereinafter be admitted to the Partnership as additional Limited Partners or Substituted Limited Partners, except those persons who:

                        (a) have redeemed all Shares of the Partnership owned by them and such redemption has been reflected in the records of the Partnership; or

                        (b) have been replaced by a Substituted Limited Partner to the extent of their entire Limited Partnership Interest. Reference to a "Limited Partner" shall mean any one of the Limited Partners.

               2.6 Majority Vote. The affirmative vote of the lesser of (i) 67% or more of the Shares represented at a meeting and entitled to vote if more than 50% of the then outstanding Shares are present or represented by proxy, or (ii) more than 50% of the then outstanding Shares entitled to vote.

               2.7 Managing General Partner. Each General Partner who is an individual.

               2.8 Net Asset Value (per Share). The value (in U.S. Dollars) of a Share as determined in accordance with Section 7.2 hereof.

               2.9 Non-Managing General Partner. Each General Partner that is not an individual (i.e., any General Partner that is a corporation, association, partnership, joint venture or trust).

               2.10 Officers. Those persons designated by the Managing General Partners to perform administrative and operational functions on behalf of the Managing General Partners.

               2.11 Partners. Collectively, the General Partners and the Limited Partners. "Partner" means any one of the Partners.

               2.12 Partnership. The limited partnership created and continued by this Partnership Agreement.

               2.13 Partnership Act. The Delaware Revised Uniform Limited Partnership Act (Sections 17-101 through 17-1108, Chapter 17, Title 6 of the Delaware Code).

               2.14 Partnership Group. All other investment companies of which Clayton Brown & Associates, Inc. or any parent, subsidiary or affiliate is organizer or sponsor and which are registered under the 1940 Act.

               2.15 Person. An individual, partnership, joint venture, association, corporation or trust.

               2.16 Registration Statement. The Registration Statement on Form N-1A, registering the Partnership under the 1940 Act and the Shares of the Partnership under the Securities Act of 1933, as such Registration Statement may be amended from time to time.

               2.17 Secretary of State. The Secretary of State of the State of Delaware.

               2.18 Share (including fractional Shares). A partnership interest in the Partnership. Reference to "Shares" shall be to more than one Share.

               2.19 Substituted Limited Partner. A successor in interest of a Limited Partner who has complied with the conditions set forth in
Section 11.

               2.20 Tax Code. The Internal Revenue Code of 1986, as amended, or corresponding provisions of subsequent revenue laws, and all regulations, rulings and other promulgations or judicial decisions thereunder.

               2.21 Transfer Agent. The person appointed by the Managing General Partners to be primarily responsible for maintaining the records pertaining to Limited Partners and certain other records of the Partnership.

               2.22 1940 Act. The Investment Company Act of 1940, as amended, or as it may hereafter be amended, and the Rules and Regulations thereunder.

         3.    ACTIVITIES AND PURPOSE

               3.1 Operating Policy. The Partnership will be authorized and empowered to operateand will operate as an open-end, diversified management investment company under the 1940 Act.

               3.2 Investment Objectives. The investment objective of the Partnership is to seek high current return and safety of principal with income free of U.S. taxes and U.S. tax withholding requirements for qualifying foreign investors by investing in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including mortgage-backed securities and securities issued by private entities and collateralized by such obligations, or such other investment objectives as may be adopted from time to time by the Managing General Partners.

               3.3 Investment Policies and Restrictions. The investment policies and restrictions of the Partnership shall be the investment policies and restrictions set forth in the Partnership's then current Prospectus or Statement of Additional Information (hereinafter referred to collectively as the "Prospectus"). Unless otherwise indicated in the Prospectus, such investment policies and restrictions may be changed from time to time by the Managing General Partners.

               3.4 Other Authorized  Activities.  Subject to the limitations set forth in this Partnership Agreement, the Partnership shall have the power to purchase and sell securities, issue evidences of indebtedness in connection with Partnership business, to join or become a partner in limited or general partnerships and to do any and all other things and acts, and to exercise any and all of the powers that a natural person could do or exercise and which now or hereafter may be lawfully done or exercised by a Delaware limited partnership.

         4.    GENERAL PARTNERS

               4.1 Identity and Number. The names of the General Partners and their last known business or residence address shall be set forth in the Certificate of Limited Partnership, as it may be amended from time to time; this same information, together with the amounts of the contributions of each General Partner and their current Share ownership, shall be set forth on the records of the Partnership. The General Partners shall be identified as such on such records and also shall be identified separately as Managing General Partners or Non-Managing General Partners. The numbers of Managing and Non-Managing General Partners shall be fixed by the Managing General Partners, provided, however, that the number of General Partners shall at no time exceed eighteen.

               4.2 Managing and Non-Managing General Partners. Only individuals may act as Managing General Partners, and all General Partners who are individuals shall act as Managing General Partners. Any General Partner that is a corporation, association, partnership, joint venture or trust shall act as a Non-Managing General Partner. Except as provided in
Section 4.4 hereof, a

Non-Managing General Partner as such shall take no part in the management, conduct or operation of the Partnership's business and shall have no authority to act on behalf of the Partnership or to bind the Partnership. All General Partners, including Managing and Non-Managing General Partners, shall be subject to election and removal by the Partners to the extent hereinafter provided.

               4.3 General Partners' Contributions. (a) Each General Partner, as such, shall make a contribution of cash to the Partnership sufficient to purchase at least one Share (plus any applicable sales charge) and shall continue to own unencumbered at least one such Share at all times while serving as a General Partner. The amount contributed by each General Partner shall be the amount actually invested in Shares of the Partnership at their Net Asset Value, which amount shall not include any sales charges and which amount may be less than the offering price paid by such General Partner for his shares to the extent the offering price includes any sales charges. The amount of such contributions and the number of Shares owned by each General Partner shall be set forth in the records of the Partnership.

                        (b) The Non-Managing General Partner shall, in its capacity as such Non-Managing General Partner, be obligated to contribute to the Partnership through the purchase of Shares from time to time amounts sufficient to enable the
General Partners, in the aggregate, to maintain in their capacities as General Partners an interest in each material item of Partnership income, gain, loss, deduction or credit equal to at least 1% of each such item at all times during the existence of the Partnership. If, upon termination of the Partnership, the General Partners have a negative balance in their Capital Accounts, they shall in their capacity as General Partners be obligated to make additional capital contributions in cash equal to the lesser of (i) the negative balance in their Capital Accounts or (ii) the amount, if any, by which 1.01% of the total capital contributions of the Limited Partners exceeds the total capital contributions of the General Partners prior to such termination. For as long as the Non-Managing General Partner retains its status as such, it shall not redeem or assign Shares held by it in its capacity as the Non-Managing General Partner or otherwise accept distributions in cash or property if such action would result in the failure of the General Partners to maintain such an interest. In the event that the Non-Managing General Partner is removed or stands for re-election and is not re-elected by the Partners pursuant to Section 9 hereof, the Non-Managing General Partner may, upon not less than thirty (30) days' written notice, redeem its Shares in the same manner as is provided in Section 8 hereof. In the event that the Non- Managing General Partner voluntarily withdraws or declines to stand for reelection, the Non- Managing General Partner may, upon not less than thirty (30) days' written notice following the occurrence of such event, redeem its Shares in the same manner as provided in Section 8. In the event that the Non-Managing General Partner is removed, stands for reelection and is not re-elected, voluntarily withdraws or declines to stand for reelection, the Managing General Partners shall cause the Certificate of Limited Partnership to be amended as provided in Section 14.4 hereof to reflect such withdrawal.

               4.4 Management and Control. Subject to the terms of this Partnership Agreement and the 1940 Act, the Partnership will be managed by the Managing General Partners, who will have complete and exclusive control over the management, conduct and operation of the Partnership's business, and, except as otherwise specifically provided in this Partnership Agreement, the Managing General Partners shall have the rights, powers and authority, on behalf of the Partnership and in its name to exercise all of the rights, powers and authority of partners of a partnership without limited partners. Any Managing General Partner may, by power of attorney, delegate his power to any other Managing General Partner, provided that in no case shall less than two General Partners personally exercise their other powers hereunder except as herein otherwise expressly provided. The Managing General Partners may contract on behalf of the Partnership with one or more banks, trust companies, underwriters or investment advisers for the performance of such functions as the Managing General Partners may determine, but subject always to their continuing supervision, including, without limitation, the investment and reinvestment of all or part of the Partnership's assets and execution of portfolio transactions, the distribution of Shares, and any or all administrative functions. The Managing General Partners may appoint officers or agents to perform such duties on behalf of the Partnership and the Managing General Partners as the Managing General Partners deem desirable. Such officers or agents need not be General or Limited Partners. The Managing General Partners may also employ persons to perform various duties on behalf of the Partnership as employees of the Partnership. The Managing General Partners shall devote themselves to the Partnership's business to the extent they may determine necessary for the efficient conduct thereof, which need not, however, occupy their full time. The General Partners may also engage in other businesses, whether or not similar In nature to the business of the Partnership, subject to the limitations of the 1940 Act.

 In the event that no Managing General Partner shall remain for the purpose of managing and conducting the business of the Partnership, the Non-Managing General Partner shall promptly call a meeting of the Limited Partners, to be held within sixty (60) days of the date the last Managing General Partner ceases to act in such capacity, to elect new Managing General Partners. For the period of time during which no Managing General Partner shall remain, the Non-Managing General Partner, subject to the terms and provisions of this Partnership Agreement, shall be permitted to engage in the management, conduct and operation of the business of the Partnership.

               4.5 Action by the Managing General Partners. Unless otherwise required by the 1940 Act with respect to any particular action, the Managing General Partners shall act only by vote of a majority of the Managing General Partners at a meeting duly called at which a quorum of the Managing General
Partners is present or by unanimous written consent of the Managing General Partners without a meeting. At any meeting of the General Partners, a majority of the Managing General Partners shall constitute a quorum. Any or all of the Managing General Partners may participate in a meeting by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time; and participation by such means shall constitute presence in person at a meeting. in there shall be more than one Managing General Partner, no single Managing General Partner shall have authority to act on behalf of the Partnership or to bind the Partnership unless authorized by the Managing General Partners. The Managing General Partners shall appoint one of their number to be Chairman. Meetings of the Managing General Partners may be called orally or in writing by the Chairman or by any two Managing General Partners. Notice of the time, date and place of all meetings of the Managing General Partners shall be given by the party or parties calling the meeting to each Managing General Partner by telephone or telegram sent to his home or business address at least twenty-four hours in advance of the meeting or by written notice mailed to his home or business address at least seventy-two hours in advance of the meeting. Notice need not be given to any Managing General Partner who attends the meeting without objecting to the lack of notice or who executes a written waiver of notice with respect to the meeting. The Chairman, if present, shall preside at all meetings of Partners. Notwithstanding anything contained in this Partnership Agreement, the Managing General Partners may designate one (1) or more committees to act on behalf of the Managing General Partners.

               4.6  Limitations  on  the  Authority  of  the  Managing   General
Partners. The Managing General Partners shall have no authority without the vote or written consent or ratification of the Limited Partners to:

                        (a) do any act in contravention of this Partnership Agreement, as it may be amended from time to time;

                        (b) do any act which would make it impossible to carry on the ordinary activities of the Partnership;

                        (c)   confess a judgment against the Partnership;

                        (d) possess Partnership property, or assign their rights in specific property, for other than a Partnership purpose;

                        (e) admit a person as a General Partner except in accordance with Section 9 hereof; or

                        (f) admit a person as a Limited Partner, except in accordance with Section 5 hereof.

               4.7 Right of General Partners to Become Limited Partners. A General Partner may also own Shares as a Limited Partner without obtaining the consent of the Limited Partners and thereby become entitled to all the rights of a Limited Partner to the extent of the Limited Partnership Interest so acquired. Such event shall not, however, be deemed to reduce or otherwise affect any of the General Partners' liability hereunder as a General Partner. If a General Partner shall also become a Limited Partner, the contributions and Share ownership of such General Partner shall be separately designated in the records of the Partnership to reflect his interest in each capacity.

               4.8 Termination of a General Partner. (a) The interest of a General Partner shall terminate and such person shall have no further right or power to act as a General Partner (except to execute any amendment to this Partnership Agreement to evidence his termination):

                              (i)   upon death of the General Partner;

                              (ii)  upon an adjudication of incompetency of the
General Partner;

                              (iii) if such General Partner is removed pursuant
to Subsection (c) of this Section 4.8 or stands for reelection and is not reelected by the Partners, as provided in Section 9 below;

                              (iv)  in the case of the Non-Managing General
Partner, upon the filing of a certificate of dissolution, or its equivalent, or a voluntary or involuntary petition in bankruptcy for such Non-Managing General Partner; or

                              (v)   If such General Partner voluntarily
withdraws or retires upon not less than ninety (90) days' written notice to the other General Partners.

    (b) Notwithstanding the foregoing, the Non-Managing General Partner shall not voluntarily withdraw or otherwise voluntarily terminate its status as the Non-Managing General Partner until the earliest of (i) 180 days from the date that the Non-Managing General Partner gives the other General Partners written notice of Its intention to withdraw as a Non-Managing General Partner, (ii) the date that a successor Non-Managing General Partner, who has agreed to assume the obligations of a Non-Managing General Partner as set forth in Section 1.3(b) hereof, is appointed by the Managing General Partners pursuant to Section 4.9 hereof or elected by the Partners pursuant to Section 9 hereof, or (iii) the date that another General Partner assumes the obligations imposed upon the Non-Managing General Partner pursuant to Section 4.3(b) hereof. The failure of the Non- Managing General Partner to seek reelection at any meeting of the Partners called for such purpose shall be deemed to constitute a voluntary withdrawal as of the date of such meeting and shall constitute written notice as at the date of notice of such meeting of its intention to withdraw as a Non-Managing General Partner, unless it has delivered written notice at an earlier date.

   (c) Any Managing General Partner may be removed at any time by vote of, or a written instrument signed by, at least two-thirds of the Managing General Partners prior to such removal, specifying the date when such removal shall become effective. A Managing General Partner may also be removed after Limited Partners holding of record not less than two-thirds of the outstanding Shares have declared that such Managing General Partner be removed from that office by a declaration in writing signed by such Limited Partners and filed with the custodian of the assets of the Partnership or by votes cast by such Limited Partners in person or by proxy at a meeting called for such purpose.
Solicitation of such a declaration shall be deemed a solicitation of a proxy within the meaning of Section 20(a) of the 1940 Act.

  (d) In the event a General Partner ceases to be a General Partner, the remaining General Partners shall have the right to continue the operations of the Partnership.

 (e) Termination of a person's status as a General Partner shall not affect his status, if any, as a Limited Partner. A General Partner may retain Shares owned in his capacity as a Limited Partner provided such General Partner has been or is admitted to Partnership as a Limited Partner in accordance with Section 5.2.

 (f) A person who ceases to be a General Partner shall nevertheless be deemed to be acting as a General Partner with respect to a third party doing business with the Partnership until an amended Certificate of Limited Partnership is filed with the Secretary of State.

 4.9 Additional or Successor General Partners. In case a vacancy shall, by reason of the withdrawal or termination of a General Partner, an increase in the number of General Partners or for any other reason exist, the remaining Managing General Partners, if any, shall fill such vacancy by appointing such other person as General Partner as they in their discretion may see fit. Such appointment shall be evidenced by a written instrument signed by a majority of the Managing General Partners whereupon the appointment shall take effect. Within 90 days after such appointment the Managing General Partners shall cause notice of such appointment to be mailed to each Limited Partner at his address as recorded on the books of the Partnership and shall cause to be filed with the Secretary of State an amended Certificate of Limited Partnership reflecting the appointment of such General Partner. An appointment of a General Partner may be made by the Managing General Partners and notice thereof mailed to the Limited Partners as aforesaid in anticipation of a vacancy to occur by reason of retirement, withdrawal or increase in the number of General Partners effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, withdrawal or increase in the number of General Partners. A person also may be added or substituted as a General Partner upon his election and admission by the Partners at a meeting of Partners or by written consent without a meeting as provided in Section 9 hereof. Each General Partner, by becoming a General Partner, consents to the admission as an added or substituted General Partner of any person appointed by the Managing General Partners or elected by the Partners in accordance with this Partnership Agreement. Any person who is appointed or elected to be admitted as a General Partner and who shall not be serving as a General Partner at the time of such appointment or election, shall be admitted to the Partnership as a General Partner effective as of the date of such appointment or election. Any General Partner who stands for re-election and is not re-elected at any such meeting in the manner specified in
Section 9 shall be deemed to have withdrawn as of the date of such meeting.

               4.10 Liability to Limited Partners. The General Partners shall not be personally liable for the repayment of any amounts standing in the account of a Limited Partner or holder of Shares including, but not limited to, contributions with respect to such Shares, except by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Any payment, other than in the event of willful misfeasance, bad faith, gross negligence 1 or reckless disregard of the duties involved in the conduct of his office by a General Partner, which results in a personal liability to Limited Partners or holders of Shares, shall be solely from the Partnership's assets.

       So long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the Limited Partners, the General Partners shall not have any personal liability to any holder of Shares or to any Limited Partner by reason of (1) any failure to withhold income tax under Federal or state tax laws with respect to income allocated to Limited Partners or (2) any change in the Federal or state tax laws or in the interpretation thereof as they apply to the Partnership, the holders of the Shares or the Limited Partners, whether such change occurs through legislative, judicial or administrative action.

               4.11 Assignment and Substitution. Each Share held by a General Partner in his capacity as a General Partner shall be designated as such, and each such Share shall be non- assignable, except to another person who already is a General Partner, and then only with the consent of the Managing General Partners, and shall be redeemable by the Partnership only in the event that (i) the holder thereof has ceased to be a General Partner of the Partnership or (ii) in the opinion of counsel for the Partnership redemption of Shares held by a General Partner would not jeopardize the status of the Partnership as a partnership for Federal income tax purposes.

               4.12 No Agency. Except as provided In Section 15.9 below, nothing in this Partnership Agreement shall be construed as establishing any General Partner as an agent of any Limited Partner.

               4.13 Reimbursement and Compensation. Managing General Partners may receive reasonable compensation for their services as Managing General Partners and will be reimbursed for all reasonable out-of-pocket expenses incurred in performing their duties hereunder, as provided in Section 10.1.

               4.14 Indemnification. (a) Subject to the exceptions and limitations contained in Subsection (b) below:

               (i) Every person who is, or has been, a General Partner, an officer and/or
Director of a Non-Managing General Partner or an officer of the Partnership (each hereinafter referred to as a "Covered Person") shall be indemnified by the Partnership to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a General Partner, an officer and/or Director of a Non-Managing General Partner or an officer of the Partnership and against amounts paid or incurred by him in the settlement thereof;

   (ii) the words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

    (b)   No indemnification shall be provided hereunder to a Covered Person:

  (i) who shall have been finally adjudicated by a court or other body before which the proceeding was brought (A) to be liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interests of the Partnership;

 (ii) in the event of a settlement, or other disposition not involving a final adjudication as provided in Subsection (b)(i) unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A)  by the court or other body approving the settlement or other disposition;

                                    (B) by vote of at least a majority  of those
                              Managing General Partners who are neither interested persons (as defined in the 1940 Act) of the Partnership nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                                    (C) by written opinion of independent  legal
                              counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Partner may, by appropriate legal proceedings, challenge any such determination by the Managing General Partners, or by independent counsel; or

     (iii) who shall have acted outside the scope of the Managing General Partners' authority.

  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Partnership, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such General Partner, officer and/or Director of a Non-Managing General Partner or officer of the Partnership and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Partnership personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

 (d) Expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 4.14 shall be paid by the Partnership from time to time in advance prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Partnership if it is ultimately determined that he is not entitled to indemnification under this Section 4.14; provided, however, that either (i) such Covered Persons shall have provided appropriate security for such undertaking, (ii) the Partnership is insured against losses arising out of any such advance payments, or (iii) either a majority of the Managing General Partners who are neither interested persons (as defined in the 1940 Act) of the Partnership nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts to believe that such Covered Person will be found entitled to indemnification under this Section 4.14.

         5.    LIMITED PARTNERS

               5.1 Identity of Limited Partners. The names of the Limited Partners and their last known business or residence addresses, together with the amounts of their contributions and their current Share ownership, shall be set forth in the records of the Partnership.

               5.2 Admission of Limited Partners. The Managing General Partners may admit a purchaser of Shares as a Limited Partner, upon (i) the execution by such purchaser of such subscription documents and other instruments as the Managing General Partners may deem necessary or desirable to effectuate such admission, which documents shall be described in the Partnership's Registration Statement, (ii) the purchaser's written acceptance of all the terms and provisions of this Partnership Agreement, including the power of attorney set forth in Section 15.9 hereof, as the same may have been amended, and (iii) the listing of such purchaser as a Limited Partner in the records of the Partnership. In no event shall the consent or approval of any of the Limited Partners be required to effectuate such admission. Each purchaser of a Share of the Partnership who becomes a Limited Partner shall be bound by all the terms and conditions of this Partnership Agreement including, without limitation, the allocation of income, gains, losses, deductions and credits as provided in Section 10.3. Notwithstanding anything in this Partnership Agreement to the contrary, the Managing General Partners reserve the right to refuse to admit any person as a Limited Partner if, in their judgment, it would not be in the Partnership's best interests to admit such person. At the sole discretion of and subject to the terms and conditions set by the Managing General Partners, certificates certifying the ownership of Shares may be issued in the form attached hereto in Appendix 1 or in such form as shall be prescribed from time to time by the Managing General Partners. In the event that the Managing General Partners authorize the issuance of Share certificates, each Partner shall be entitled to a certificate stating the number of Shares owned by him or her. Such certificate shall be signed by an officer of the Partnership. Such signatures may be facsimiles. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Partnership with the same effect as if he or she were such officer at the time of its issue.

               5.3 Contributions of the Limited Partners. The amount contributed by each Limited Partner to the Partnership shall be the amount actually invested in Shares of the Partnership at their Net Asset Value, which amount shall not include any sales charges and which amount may be less than the offering price paid by such Limited Partner for his Shares to the extent the offering price includes any sales charges. All contributions shall be made in U.S. dollars, which shall be invested in Shares of the Partnership at Net Asset Value. The amount of such contributions and. the number of Shares owned by each Partner shall be set forth in the records of the Partnership.

               5.4 Additional Contributions of Limited Partners. No Limited Partner shall be required to make any additional contributions to (or investments in) or lend additional funds to the Partnership, and no Limited Partner shall be liable for any additional assessment therefor. A Limited Partner may make an additional contribution (or investment), however, at his option through the purchase of additional Shares at the then current offering price of such Shares, subject to the same terms and conditions as his initial contribution.

               5.5 Use of Contributions. The aggregate of all capital contributions shall be, and hereby are agreed to be, available to the Partnership to carry out the objects and purposes of the Partnership.

               5.6 Redemption by Limited Partners. A Limited Partner may redeem his Shares at any time in accordance with Section 8. The Managing General Partners shall cause the records of the Partnership to be amended to reflect the withdrawal of any Limited Partner or the return, in whole or in part, of the contribution of any Limited Partner.

               5.7 Minimum Contribution and Mandatory Redemption. The Managing General Partners shall determine the minimum amounts required for the initial or additional contributions of a Limited Partner, which amounts may, from time to time, be changed by the Managing General Partners. Additionally, the Managing General Partners may, from time to time, establish a minimum total investment for Limited Partners, and there is reserved to the Partnership the right to redeem automatically the interest of any Limited Partner the value of whose investment is less than such minimum upon the giving of at least 30 days' notice to such Limited Partner. The amounts which the Managing General Partners shall fix from time to time for initial or additional contributions and the amount of the minimum total investment shall be stated in the Partnership's then current Prospectus.

               5.8 Limited Liability. (a) No Limited Partner shall be liable for any debts or obligations of the Partnership and each Limited Partner shall be indemnified by the Partnership against any such liability; provided, however, that contributions of a Limited Partner and his share of any undistributed assets of the Partnership shall be subject to the risks of the operations of the Partnership and subject to the claims of the Partnership's creditors, and provided further, that after any Limited Partner has received the return of any part of his contribution or any distribution of assets of the partnership, he will be liable to the Partnership for:

         (i)   any money or other property wrongfully distributed to him; and

     (ii) any sum, not in excess of the amount of such distribution, necessary to discharge any liabilities of the Partnership to creditors who extended credit to the Partnership during the period before such returns or distributions were made, but only to the extent that the assets of the Partnership are not sufficient to discharge such liabilities. The obligation of a Limited Partner to return all or any part of a distribution made to him shall be the sole obligation of such Limited Partner and not of the General Partners.

(b) If an action is brought against a Limited Partner to satisfy an obligation of the Partnership, the Partnership, upon notice from the Limited Partner about the action, will either pay the claim itself or, if the Partnership believes the claim to be without merit, will undertake the defense of the claim itself

(c) The General Partners shall not have any personal liability to any Holder of
Shares or to any Limited Partner for the repayment of any amounts standing in the account of a Limited Partner including, but not limited to, contributions with respect to such Shares. Any such payment shall be solely from the assets of the Partnership. The General Partners shall not be liable to any Holder of Shares or to any Limited Partner by reason of any change in the Federal income tax laws as they apply to the Partnership and the Limited Partners, whether such change occurs through legislative, judicial or administrative action, so long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the Limited Partners.

               5.9 No Power to Control Operations. A Limited Partner shall have no right to and shall take no part in the management or control of the Partnership's operations or activities, but may exercise the rights and powers of a Limited Partner under this Partnership Agreement including, without limitation, the voting rights and the giving of consents and approvals provided for in Section 9 hereof. The exercise of such rights and powers are deemed to be matters affecting the basic structure of the Partnership and not the management or control of its operations and activities.

               5.10 Tax Responsibility. Each Limited Partner shall (a) provide the Managing General Partners with any tax information which may be required under applicable law, (b) pay any penalties imposed on such Limited Partner for any noncompliance with applicable tax laws, and (c) be subject to withholding of U.S. Federal income tax by the Partnership to the extent required by U.S. laws in effect at any time.

         6.    SHARES OF PARTNERSHIP INTEREST

               All interests in the Partnership, including contributions by the General Partners, pursuant to Section 4.3, and by the Limited Partners, pursuant to Section 5.3, shall be expressed in units of participation herein referred to as "Shares" (which term includes fractional Shares). Each Share shall represent an equal proportionate interest in the income and assets of the Partnership with each other Share outstanding.

         7.    PURCHASE AND EXCHANGE OF SHARES

               7.1 Purchase of Shares. The Partnership may offer Shares on a continuing basis to investors. Except for the initial purchase of Shares by the General Partners and the initial Limited Partner, all Shares issued shall be issued and sold at the Net Asset Value (plus such sales charge or other charge as may be applicable to the purchase of the Shares) next computed after receipt of a purchase order in accordance with the Partnership's Prospectus in effect at the time the order is received. Only investors who agree to be admitted, and who are eligible for admission, as Limited Partners pursuant to Section 5.2 shall be eligible to purchase Shares (unless such investor has already been admitted as a Partner). Orders for the purchase of Shares shall be accepted on any day that the Partnership's Transfer Agent is open for business (which shall normally be limited to those days when the New York Stock Exchange is open for business). The form in which purchase orders may be presented shall be as set forth in the Partnership's Prospectus In effect at the time the order is received. The Managing General Partners on behalf of the Partnership reserve the right to reject any specific order and to suspend the Partnership's offering of new Shares at any time. Payment for all Shares must be made in U.S. dollars.

               7.2 Net Asset Value. The Net Asset Value per Share of the Partnership shall be determined as of 3 p.m. Chicago time on each day the New York Stock Exchange is open for trading or as of such other time or times as the Managing General Partners may determine in accordance with the provisions of the 1940 Act. The Net Asset Value per share shall be expressed in U.S. dollars and shall be computed by dividing the value of all the assets of the Partnership, less its liabilities, by the number of Shares outstanding (including Shares held by General Partners). Portfolio securities and other assets will be valued at their fair value using methods determined in good faith by the Managing General Partners in accordance with the 1940 Act. The Partnership may suspend the determination of Net Asset Value during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closing, during periods when trading on the

Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission") or during any emergency as determined by the Commission which makes it impracticable for the Partnership to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

               7.3 Exchange of Shares. Shares of the Partnership may be exchanged for (i.e., redeemed and the proceeds reinvested in) shares of any other partnership in the Partnership Group in accordance with the Partnership's Prospectus in effect at the time the exchange order is received.

         8.    REDEMPTION OF SHARES

               8.1 Redemption of Shares. The Partnership will redeem from any Partner all or any portion of the Shares owned by him provided that the Partner delivers to the Partnership or its designated agent notice of such redemption, stating the number of Shares to be redeemed, together with a properly endorsed Share certificate(s) where certificate(s) have been issued, in good order and in proper form as determined by the Managing General Partners and the Partnership's Transfer Agent. The Partner shall be entitled to payment in U.S. dollars of the Net Asset Value of his Shares (as set forth in Section 7.2 hereof), reduced by the amount of any deferred sales charge or redemption fee that may be imposed as described in the Prospectus, provided that the amount distributed is in accordance with and does not exceed the positive book Capital Account balance of the Partner. Any such redemption shall be in accordance with Section 4 with respect to General Partners or Section 5 with respect to Limited Partners. Any distribution upon redemption pursuant to this Section 8.1 shall, in accordance with Section 10.4 below, constitute a return in full of the redeeming Partner's contribution attributable to the Shares which are redeemed regardless of the amount distributed with respect to such Shares. No consent of any of the Partners shall be required for the withdrawal or return of a Limited Partner's contribution. All redemptions shall be recorded on the books of the Partnership.

     The Managing General Partners may suspend redemptions and defer payment of the redemption price at any time, subject to the Rules and Regulations of the Commission.

               8.2 Payment for Redeemed Shares. Payments for Shares redeemed by the Partnership will be made at the time and in the manner set forth in the Prospectus. Payment for redeemed Shares may, at the option of the Managing General Partners or such officer or officers as they may duly authorize for this purpose, in their complete discretion, be made in cash, or in kind, or partially in cash and partially in kind. In case of payment in kind, the Managing General Partners, or their delegate, shall have absolute discretion as to what security or securities shall be distributed in kind and the amount of the same, and the securities shall be valued for purposes of distribution at the amount at which they were appraised in computing the Net Asset Value of the Shares, provided that any Partner who cannot legally acquire securities so distributed in kind by reason of the prohibitions of the 1940 Act shall receive cash.

         9.    MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

               9.1 Rights of Limited Partners. (a) The Limited Partners shall have the right to vote together with the General Partners, in accordance with the provisions of this
Section 9, only upon the following matters affecting the basic structure of the Partnership, which include the voting, approval, consent or similar rights required under the 1940 Act for voting security holders:

                              (i) the right to remove General Partner(s) as set
forth in Section 4.8(c);

                              (ii) the right to elect or ratify the appointment
of new General Partner(s)
(subject to the requirements of Section 9.9), but only to the extent such ratification or election is required by the 1940 Act or the Partnership Act;

                              (iii) the right to approve or terminate
investment advisory, underwriting and
distribution and servicing contracts and plans;

                              (iv) the right to ratify or reject the
appointment and to terminate the
employment of the independent public accountants of the Partnership;

                              (v) the right to approve or disapprove the
merger or consolidation of the
Partnership with or into one or more other limited partnerships or the sale of all or substantially all of the assets of the Partnership;

                              (vi) the right to approve the incurrence of
indebtedness by the Partnership
other than in the ordinary course of business;

                              (vii) the right to approve transactions in which
the General Partners have
an actual or potential conflict of interest with the Limited Partners or the Partnership;

                              (viii) the right to terminate the Partnership,
as provided in Section 12
hereof;

                              (ix) the right to elect to continue the
operations of the Partnership (subject
to the requirements of Section 9.9); and

                              (x) the right to amend this Partnership
Agreement, including, without
limitation, the right to approve or disapprove proposed changes in the Partnership's investment policies and restrictions; provided, however, that no such amendment shall conflict with the 1940 Act so long as the Partnership intends to remain registered thereunder, nor affect the liability of the General Partners without their consent nor the limited liability of the Limited Partners as provided under Section 5.8 above.

                              Notwithstanding the foregoing, the right of
Limited Partners to vote on
matters affecting the basic structure of the Partnership as designated herein shall not be construed as a requirement that all such matters be submitted to the Limited Partners for their approval or be so approved to the extent such approval is not required by the Partnership Act, the 1940 Act or this Partnership Agreement.

                        (b) Notwithstanding the foregoing, no vote, approval or other consent shall be required of the Limited Partners with respect to any matter not affecting the basic structure of the Partnership, including, without limitation, the following: (i) any change in the amount or character of the contribution of any Limited Partner; (ii) any change in the procedures for the purchase or redemption of Shares; (iii) the substitution or deletion of a Limited Partner;
(iv) the admission of any additional Limited Partner; (v) the retirement, resignation, death or incompetency of a Managing General Partner; (vi) any addition to the duties or obligations of the General Partners, or any reduction in the rights or powers granted to the General Partners herein, for the benefit of the Limited Partners; (vii) any change in the name or investment objectives of the Partnership; (viii) the correction of any false or erroneous statement, or change in any statement in order to make such statement accurately represent the agreement among the General and Limited Partners, in this Partnership Agreement; (ix) the addition of any omitted provision or amendment of any provision to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof; or (x) such amendments as may be necessary to conform this Partnership Agreement to the requirements of the Partnership Act, the 1940 Act, the Tax Code or any other law or regulation applicable to the Partnership.

                        (c) The Limited Partners shall have no right or power to cause the termination and dissolution of the Partnership except as set forth in this Partnership Agreement. No Limited Partner shall have the right to bring an action for partition against the Partnership.

               9.2 Actions of the Partners. Actions which require the vote of the Limited Partners under Section 9.1 of this Partnership Agreement shall be taken at a meeting of both the General and Limited Partners, or by consent without a meeting as provided in Section 9.10. All Partners' meetings shall be held at such place as the Managing General Partners shall designate. The Partners may vote at any such meeting in person or by proxy.

               9.3 Meetings. Meetings of the Partnership for the purpose of taking any action which the Limited Partners are permitted to take under this Partnership Agreement may be called by a majority vote of the Managing General Partners or upon written request by Limited Partners representing 10% or more of the outstanding Shares. Written notice of such meeting shall be given in accordance with Section 9.4.

               9.4 Notices. (a) Whenever Partners are required or permitted to take any action at a meeting, a written notice of the meeting shall be given not less than ten (10), nor more than sixty (60), days before the date of the meeting to each Partner entitled to vote at the meeting. The notice shall state the place, date and hour of the meeting and the general nature of the business to be transacted.

                        (b) Notice of a Partner's meeting or any report shall be given either personally or by mail or other means of written communication, addressed to the Partner at the address of the Partner appearing on the books of the Partnership or given by the Partner to the Partnership for the purpose of notice. A notice or report shall be deemed to have been given at the time when delivered personally or deposited in the mail or sent by other means of written communication. An affidavit of mailing of any notice or report in accordance with the provisions of this Subsection (b), executed by a General Partner, shall be prima facie evidence of the giving of the notice or report.

                              If any notice or report addressed to the Partner
at the address of the Partner
appearing on the books of the Partnership is returned to the Partnership marked to indicate that the notice or report to the Partner could not be delivered at such address, all future notices or reports shall be deemed to have been duly given without further mailing if they are available to the Partner at the principal executive office of the Partnership for a period of one year from the date of the giving of the notice or report to all other Partners.

                        (c) Upon written request to the General Partners by any person entitled to call a meeting of Partners, the General Partners immediately shall cause notice to be given to the Partners entitled to vote that a meeting will be held at a time requested by the person calling the meeting, not less than ten (10), nor more than sixty (60), days after the receipt of the request. If the notice is not given within twenty (20) days after receipt of the request, the person entitled to call the meeting may instead give such notice.

               9.5 Validity of Vote for Certain Matters. Any Partner approval at a meeting, other than unanimous approval by those entitled to vote, with respect to the matters set forth in Section 9.1(a) shall be valid only if the general nature of the proposal so approved was stated in the notice of meeting or in any written waiver of notice.

               9.6 Adjournment. When a Partners' meeting is adjourned to another time or place, notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken. At the adjourned meeting, the Partnership may transact any business which might have been transacted at the original meeting. If the adjournment is for more than forty-five (45) days or if after the adjournment a new record date is fixed for the adjourned meeting, a notice of the adjourned meeting shall be given to each Partner of record entitled to vote at the meeting in accordance with
Section 9.4.

               9.7 Waiver of Notice and Consent to Meeting. The transactions of any meeting of Partners, however called and noticed, and wherever held, are as valid as though conducted at a meeting duly held after regular call and notice, if a quorum is present either in person or by proxy, and if, either before or after the meeting, each of the persons entitled to vote and not present in person or by proxy signs a written waiver of notice or a consent to the holding of the meeting or an approval of the minutes thereof. All waivers, consents and approvals shall be filed with the Partnership records or made a part of the minutes of the meeting. Attendance at a meeting shall constitute a waiver of notice of the meeting, except when the Partner objects at the beginning of the meeting on the grounds that the meeting is not lawfully called or convened and except that attendance at a meeting is not a waiver of any right to object to the consideration of matters required to be included in the notice of the meeting but not so included, if the objection is expressly made at the meeting. Neither the business to be transacted at nor the purpose of any meeting of Partners need be specified in any written waiver of notice, except as provided in Section 9.6.

               9.8 Quorum. The presence in person or by proxy of more than forty percent (40%) of the outstanding Shares on the record date for any meeting constitutes a quorum at such meeting.

The Partners present at a duly called or held meeting at which a quorum is present may continue to transact business until adjournment notwithstanding the withdrawal of enough Partners to leave less than a quorum, if any action taken (other than adjournment) is approved by a majority vote of those Partners present (except as otherwise may be required by the 1940 Act or the Partnership
Act). In the absence of a quorum, any meeting of Partners may be adjourned from time to time by the vote of a majority in interest of the Partners represented either in person or by proxy, but no other business may be transacted except as provided in this Section 9.8. The Managing General Partners may adjourn such meeting to such time or times as determined by the Managing General Partners.

               9.9 Required Vote. Any action which requires the vote of the Limited Partners shall be adopted by (i) the Majority Vote of the then outstanding Shares or (ii) if at a meeting, a majority vote of those Shares present if the quorum requirements of Section 9.8 hereof have been satisfied (except as otherwise may be required by the 1940 Act or the Partnership Act); provided, however, that the admission of a General Partner when there is no remaining or surviving General Partner or an election to continue the operations of the Partnership when there is no remaining or surviving General Partner shall require the affirmative vote of all the Limited Partners.

               9.10 Action by Consent Without a Meeting. Any action which may be taken at any meeting of the Partners may be taken without a meeting if a consent in writing, setting forth the action so taken, shall be signed by Partners having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting. In the event the Limited Partners are requested to consent to a matter without a meeting, each Partner shall be given notice of the matter to be voted upon in the same manner as described In
Section 9.4. In the event any General Partner, or Limited Partners representing 10% or more of the outstanding Shares, request a meeting for the purpose of discussing or voting on the matter, notice of such meeting shall be given in accordance with Section 9.4 and no action shall be taken until such meeting is held. Unless delayed in accordance with the provisions of the preceding sentence, any action taken without a meeting will be effective ten (10) days after the required minimum number of Partners have signed the consent; however, the action will be effective immediately if the General Partners and Limited Partners representing at least 90% of the shares of the Partners have signed the consent.

               9.11 Record Date. (a) In order that the Partnership may determine the Partners of record entitled to notice of or to vote at any meeting, or entitled to receive any distribution or to exercise any rights in respect of any other lawful action, the Managing General Partners, or Limited Partners representing more than 10% of the Shares then outstanding, may fix, in advance, a record date which is not more than sixty (60) nor less than ten (10) days prior to the date of the meeting and not more than sixty (60) days prior to any other action. If no record date is fixed:

                              (i)   The record date for determining Partners
entitled to notice of or to vote
at a meeting of Partners shall be at the close of business on the business day next preceding the day on which notice is given or, if notice is waived, at the close of business on the business day next preceding the day on which the meeting is held.

                              (ii)  The record date for determining Partners
entitled to give consent to
Partnership action in writing without a meeting shall be the first day on which the first written consent is given.

                              (iii) The record date for determining Partners
for any other purpose shall
be at the close of business on the day on which the Managing General Partners adopt it, or the sixtieth (60th) day prior to the date of the other action, whichever is later.

                        (b) The determination of Partners of record entitled to notice of or to vote at a meeting of Partners shall apply to any adjournment of the meeting unless the Managing General Partners, or the Limited Partners who called the meeting, fix a new record date for the adjourned meeting, but the Managing General Partners, or the Limited Partners who called the meeting, shall fix a new record date if the meeting is adjourned for more than forty-five (45) days from the date set for the original meeting.

                        (c) Any Holder of a Share prior to the record date for a meeting shall be entitled to vote at such meeting, provided such person becomes a Partner prior to the date of the meeting.

               9.12 Proxies. A Partner may vote at any meeting of the Partnership by a proxy executed in writing by the Partner. All such proxies shall be filed with the Partnership before or at the time of the meeting. The law of Delaware pertaining to corporate proxies will be deemed to govern all Partnership proxies as if they were proxies with respect to shares of a Delaware corporation. A proxy may be revoked by the person executing the proxy in a writing delivered to the Managing General Partners at any time prior to its exercise. Notwithstanding that a valid proxy is outstanding, powers of the proxy holder will be suspended if the person executing the proxy is present at the meeting and elects to vote in person.

               9.13 Number of Votes. All Shares have equal voting rights. Each Partner shall have the right to vote the number of Shares standing of record in such Partner's name as of the record date set forth in the notice of meeting.

               9.14 Communication Among Limited Partners. Whenever ten (10) or more Limited Partners of record of the Partnership who have been such for at least six months preceding the date of application, and who hold in the aggregate either Shares having a net asset value of at least $25,000 or at least 1 per centum of the outstanding Shares, whichever is less, shall apply to the Managing General Partners in writing, stating that they wish to communicate with other Partners with a view to obtaining signatures to a request for a meeting of Shareholders pursuant to Section 9.3 and accompanied by a form of communication and request which they wish to transmit, the Managing General Partners shall within five business days after receipt of such application either:

                        (a) afford to such applicants access to a list of the names and addresses of all
Partners as recorded on the books of the Partnership;

                        (b) inform such applicants as to the approximate number of Partners of record and the approximate cost of mailing to them the proposed communication and form of request.

                        If the Managing General Partners elect to follow the course specified in
Subsection (b) of this Section 91.14, the Managing General Partners, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all Partners of record at their addresses as recorded on the books of the Partnership, unless within five business days after such tender the Managing General Partners shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Managing General Partners to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                        After the Commission has had an opportunity for hearing upon the objections specified in the written statement so filed by the Managing General Partners, the Managing General Partners or such applicants may demand that the Commission enter an order either sustaining one or more of such objections or refusing to sustain any of such objections. in the Commission shall enter an order refusing to sustain one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Managing General Partners shall mail copies of such material to all Partners with reasonable promptness after the entry of such order and the renewal of such tender.

                        The provisions of Section 4.8(c), Section 9.3 and this Section 9.14 may not be amended or repealed without the vote of a majority of the Managing General Partners and a majority of the outstanding Shares; provided, however, that such provisions shall be deemed null, void, inoperative and removed from this Partnership Agreement upon the effectiveness of any amendment to the 1940 Act which eliminates them from Section 16 of the 1940 Act or the effectiveness of any successor Federal law governing the operating of the Partnership which does not contain such provisions.

         10.   DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

               10.1 Fees of General Partners. As compensation for services rendered to the Partnership, each Managing General Partner may be paid a fee during each year, which fee shall be fixed by the Managing General Partners. All the General Partners shall be entitled to reimbursement of reasonable expenses incurred by them in connection with their performance of their duties as General Partners. Neither payment of compensation or reimbursement of expenses to a General Partner hereunder nor payment of fees to any Affiliate of a General Partner for the performance of services to the Partnership shall be deemed a distribution for purposes of Section 10.2, nor shall any such payment affect such person's right to receive any distribution to which he would otherwise be entitled as a Holder of Shares.

               10.2 Distributions of Income and Gains. Subject to the provisions of the Partnership Act and the terms of Section 10.4 hereof, the Managing General Partners in their sole discretion shall determine the amounts, if any, to be distributed to Holders of Shares, the record date for purposes of such distributions and the time or times when such distributions shall be made. Distributions of income may be in cash (U.S. Dollars) or in additional full and fractional Shares of the Partnership valued at the Net Asset Value on the record date. With respect to net capital gains, if any, the Managing General Partners may determine annually what portion, if any, of the Partnership's capital gains will be distributed and any such distribution may be in cash or in additional full and fractional Shares of the Partnership at the Net Asset Value on the record date. Notwithstanding the foregoing, the Managing General Partners shall not be required to make any distribution of income or capital gains for any taxable year.

               10.3 Allocation of Income, Gains, Losses, Deductions and Credits. The net income, gains, losses, deductions and credits of the Partnership shall be allocated equally among the outstanding Shares of the Partnership on a regular basis to be determined by the Managing General Partner. The net income earned by the Partnership shall consist of the interest accrued on portfolio securities, less expenses, since the most recent determination of income. Amortization of original issue discount will be treated as an income item. Market discount, if any, will be treated as income items except as otherwise required for Federal income tax purposes. Any permissible Federal income tax elections or methods regarding original issue discount, market discount and amortization of bond premium shall be made at the discretion of the Managing General Partners. Expenses of the Partnership will be accrued on a regular basis to be determined by the Managing General Partners. A Holder of a Share shall be allocated with the proportionate part of such items actually realized by the Partnership for each such full accrual period during which such Share was owned by such Holder. A person shall be deemed to be a Holder of a Share on a specific day if he is the record holder of such Share on such day (regardless of whether or not such record holder has yet been admitted as a Partner).

               10.4 Returns of Contributions. Except upon dissolution of the Partnership by expiration of its term or otherwise pursuant to Section 12 hereof (which shall be the time for return to each Partner of his contributions, subject to the priorities therein), and except upon redemption of Shares of the Partnership as provided in Section 8, no Partner has the right to demand the return of any part of his contribution. The Managing General Partners may, however, from time to time, elect to permit partial returns of contributions to Holders of Shares, provided that:

                        (a) all liabilities of the Partnership to persons other than General and Limited
Partners have been paid or, in the good faith determination of the Managing General Partners, there remains property of the Partnership sufficient to pay them; and

                        (b) the Managing General Partners cause the records of the Partnership to be amended to reflect a reduction in contributions.

                        In the event that the Managing General Partners elect to make a partial return of contributions to Holders of Shares, such distribution shall be made to all of the Holders of Shares in accordance with their positive book Capital Account balances. Each General and Limited Partner, by becoming such Partner, consents to any such pro rata distribution therefore or thereafter duly authorized and made in accordance with such provisions and to any distribution through redemption of Shares pursuant to Section 8 above.

               10.5 Capital Accounts. Unless additional capital accounts are required to be maintained for accounting purposes in accordance with generally accepted accounting principles, the Partnership shall generally maintain one Capital Account for each Partner. Each Capital Account shall be credited with the Partner's capital contributions and share of profits, shall be charged with such partner's share of losses, distributions and withholding taxes (if any) and shall otherwise appropriately reflect transactions of the Partnership and the Partners. At the end of each day, the Capital Accounts of all Partners shall be adjusted to reflect the Partnership's income (or loss) which has accrued for that day. The Capital Accounts will be subject to further adjustment as provided by Section 10.6. Additional adjustments shall then be made to reflect any purchases and redemptions of Shares by the Partners. A Substituted Limited Partner shall be deemed to succeed to the Capital Account of the Partner whom such Substituted Limited Partner replaced.

               10.6     Allocations of Capital Gains and Losses and Additional
Rules.

                        (a) Short Term Gains and Losses. At the end of every month, short term capital gains and losses for that month will be allocated and credited (or charged in the event of losses) to each Partner's Capital Account for those Partners of record as of the last day of that month, based upon the number of outstanding Shares of the Partnership as of the last day of the month.

                        (b) Long Term Gains and Losses. At the end of every year (or shorter period at the discretion of the Managing General Partners), long term capital gains and losses for that year will be allocated and credited (or charged in the event of losses) to each Partner's Capital Account for those Partners of record as of the last day of that year (or shorter period at the discretion of the Managing General Partners), based upon the number of outstanding Shares of the Partnership as of the last day of the year.

                        (c) Minimum Gain Chargeback. In the event that there is a net decrease in the
Partnership's Minimum Gain during any taxable year and any Partner has a negative Capital Account (after taking into account reductions for items described in paragraphs (4), (5) and (6) of Treasury Department Regulations
Section 1.704-1(b)(2)(ii)(d)) and such negative balance exceeds the sum of mount that such Partner is obligated to restore upon liquidation of the Partnership and (ii) such Partner's share of the Minimum Gain at the end of such taxable year, such Partner shall be allocated Partnership profits for such year (and, if necessary, subsequent years) in an amount necessary to eliminate such excess negative balance as quickly as possible. Allocations of profits to such Partners having such excess negative Capital Accounts shall be made in proportion to the amounts of such excess negative Capital Account balances. The term "Minimum Gain" means the excess of the outstanding balances of all nonrecourse indebtedness which is secured by property of the Partnership over the adjusted basis of such property for Federal income tax purposes, as computed in accordance with the provisions of Treasury Department Regulations Section 1.704-1(b)(4)(iv)(c). A Partner's share of Minimum Gain shall be computed in accordance with Treasury Department Regulations Section 1.704-1(b)(4)(iv)(f).

                        (d)  Qualified Income Offset.  Notwithstanding anything
in Sections 10.3 and
10.6 to the contrary, in the event any Partner unexpectedly receives any adjustments, allocations or distributions described in Treasury Department Regulations Sections 1.704-1(b)(2)(ii)(d)(4), 1.704- 1(b)(2)(ii)(d)(5) or
1.704-1(b)(2)(ii)(d)(6), items of Partnership income and gain shall be specially allocated to such Partner in an amount and manner sufficient to eliminate the deficit balance in his Capital Account (in excess of (i) the amount he is obligated to restore liquidation of the Partnership or upon liquidation of his interest in the Partnership and his share of the Minimum Gain) created by such adjustments, allocations or distributions as quickly as possible.

                        (e)  Conformance with Treasury Regulations.
Allocations pursuant to the
Partnership Agreement may further be modified by the Managing General Partners, if necessary, in order to comply with existing or future Treasury Regulations.

         11.   ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST;
               SUBSTITUTION OF PARTNERS

               11.1  Prohibition  on  Assignment.   Except  for  redemptions  as
provided in Section 8, a Partner shall not have the right to sell, transfer or assign his Shares to any other person, but may pledge them as collateral.

               11.2 Rights of the Holders of Shares as Collateral or Judgment Creditor. In the event that any person who is holding Shares as collateral or any judgment creditor becomes the owner of such Shares due to foreclosure or otherwise, such person shall not have the right to be substituted as a Limited Partner, but shall only have the rights, upon the presentation of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Limited Partner, set forth immediately below:

                        (a) to redeem the Shares in accordance with the provisions of Section 8 hereof;
and

                        (b) to receive any distributions made with respect to such Shares.

                  Upon receipt by the Partnership of evidence satisfactory to the Managing General
Partners of his ownership of Shares, the owner shall become a Holder of Record of the subject Shares and his name shall be recorded on the books of record of the Partnership maintained for such purpose either by the Partnership or its Transfer Agent. Such owner shall be liable to return any excess distributions pursuant to Section 5.8(a). However, such owner shall have none of the rights or obligations of a Substituted Limited Partner unless and until he is admitted as such. In addition, a creditor who makes a non-recourse loan to the Partnership must not have or acquire, at any time as a result of making the loan, any direct or indirect interest in the profits, capital or property of the Partnership other than as secured creditor.

               11.3 Death, Incompetency, Bankruptcy or Termination of the Existence of a Partner. In the event of the death or an adjudication of incompetency or bankruptcy of an individual Partner (or, in the case of a Partner that is a corporation, association, partnership, joint venture or trust, an adjudication of bankruptcy, dissolution or other termination of the existence of such Partner), the successor in interest of such Partner (including without limitation the Partner's executor, administrator, guardian, conservator, receiver or other legal representative), upon the presentation of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Partner, shall have the rights set forth below:

                        (a) to redeem the Shares of the Partner in accordance with the provisions of
Section 8 hereof;

                        (b) to receive any distributions made with respect to such Shares; and

                        (c) to be substituted as a Limited Partner upon compliance with the conditions of the admission of a Limited Partner as provided in Sections 5 and 11 hereof.

                  Upon receipt by the Partnership of evidence satisfactory to the Managing General
Partners of his right to succeed to the interests of the Partner, the successor in interest shall become a Holder of Record of the subject Shares and his name shall be recorded on the books of record of the Partnership maintained for such purpose either by the Partnership or its Transfer Agent.

               11.4 Substituted Limited Partners. (a) A person shall not become a Substituted Limited Partner unless the Managing General Partners consent to such substitution (which consent may be withheld in their absolute discretion) and receive such instruments and documents (including those specified in Section 5.2), and such reasonable transfer fees as the Managing General Partners may require.

                        (b) The original Limited Partner shall cease to be a Limited Partner, and the person to be substituted shall become a Substituted Limited Partner, as of the date on which the person to be substituted has satisfied the requirements set forth above and as of the date the records of the Partnership are amended to reflect his admission as a Substituted Limited Partner. Thereafter the original Limited Partner shall have no rights or obligations with respect to the Partnership insofar as the Shares transferred to the Substituted Limited Partner are concerned.

                        (c) Unless and until a person becomes a Substituted Limited Partner, his status and rights shall be limited to the rights of a Holder of Shares pursuant to Sections 11.3(a) and 11.3(b). A Holder of Shares who does not become a Substituted Limited Partner shall have no right to inspect the Partnership's books or to vote on any of the matters on which a Limited Partner would be entitled to vote. A Holder of Shares who has become a Substituted Limited Partner has all the rights and powers, and is subject to the restrictions and liabilities, of a Limited Partner under this Partnership Agreement.

                        (d) Any person admitted to the Partnership as a Substituted Limited Partner shall be subject to and bound by the provisions of this Partnership Agreement as if originally a party to this Partnership Agreement.

         12.   DISSOLUTION AND TERMINATION OF THE PARTNERSHIP


               12.1 Dissolution. The Partnership shall be dissolved and its affairs shall be wound up upon the happening of the first to occur of the following:

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



                        (a) the stated term of the Partnership has expired unless the Partners by a
Majority Vote have previously amended the Partnership Agreement to establish a different term;

                        (b)   the Partnership has disposed of all of its assets;

                        (c) a General Partner has ceased to be a General Partner and the remaining
General Partners elect not to continue the operations of the Partnership;

                        (d) there is only one General Partner remaining and such General Partner has ceased to be a General Partner as set forth in Section 4.8; provided, however, that if the last remaining or surviving General Partner ceases to be a General Partner other than by removal, the Limited Partners may agree by unanimous vote to continue the operations of the Partnership and to admit one or more General Partners in accordance with this Partnership Agreement;

                        (e) a decree of judicial dissolution has been entered by a court of competent jurisdiction; or

                        (f) the Partners by a Majority Vote have voted to dissolve the Partnership.

               12.2 Liquidation. (a) In the event of dissolution as provided in Section 12.1, the assets of the Partnership shall be distributed as follows:

                              (i)   all of the Partnership's debts and
liabilities to persons (including
Partners to the extent permitted by law) shall be paid and discharged, and any reserve deemed necessary by the Managing General Partners for the payment of such debts shall be set aside; and

                              (ii)  the balance of the assets of the
Partnership (and any reserves not
eventually used to satisfy debts of the Partnership) shall be distributed pro rata to the Partners in accordance with their positive book Capital Account balances.

                        (b) Upon dissolution, each Partner shall look solely to the assets of the
Partnership for the return of his capital contribution and shall be entitled only to a distribution of Partnership property and assets in return thereof. If the Partnership property remaining after the payment or discharge of the debts and liabilities of the Partnership is insufficient to return the capital contribution of each Limited Partner, such Limited Partner shall have no recourse against any General Partner, the assets of any other partnership of which any General Partner is a partner, or any other Limited Partner. The winding up of the affairs of the Partnership and the distribution of its assets shall be conducted exclusively by the Managing General Partners, who are authorized to do any and all acts and things authorized by law for these purposes. In the event of dissolution where there is no remaining General Partner, and there is a failure to appoint a new General Partner, the winding up of the affairs of the Partnership and the distribution of its assets shall be conducted by such persons as may be selected by Majority Vote, which person is hereby authorized to do any and all acts and things authorized by law for these purposes.

               12.3 Termination. Upon the completion of the distribution of Partnership assets as

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



provided in this Section and the termination of the Partnership, the General Partner(s) or other person acting as liquidator (or the Limited Partners, if necessary) shall cause the Certificate of Limited Partnership of the Partnership to be canceled and shall take such other actions as may be necessary to legally terminate the Partnership.

         13.   BOOKS, RECORDS, ACCOUNTS AND REPORTS

               13.1 Books and Records. The Partnership shall maintain at its principal office or at the offices of its investment adviser, administrator, custodian, Transfer Agent or other agent appointed by the Partnership such books and records as are required by the 1940 Act or necessary for the operation of the Partnership.

               13.2 Limited Partners' Access to Information. (a) Each Limited Partner shall have the right, subject to such reasonable standards as may be established by the Managing General Partners, to obtain from the Managing General Partners from time to time upon reasonable demand for any purpose reasonably related to the Limited Partner's interest as a Limited Partner:

                              (1)   True and full information regarding the
status of the business and
financial condition of the Partnership;

                              (2)   Promptly after becoming available, a copy
of the Partnership's Federal,
state and local income tax returns for each year;

                              (3)   A current list of the name and last known
business, residence or
mailing address of each Partner;

                              (4)   A copy of the Partnership Agreement and
Certificate of Limited
Partnership and all amendments thereto, together with copies of any powers of attorney pursuant to which the Partnership Agreement and any Certificate of Limited Partnership and all amendments thereto have been executed;

                              (5)   True and full information regarding the
amount of cash and a
description and statement of the agreed value of any other property or services contributed by each Partner and which each Partner has agreed to contribute in the future, and the date on which each became a Partner; and

                              (6)   Such other Information regarding the
affairs of the Partnership as is
just and reasonable.

                        (b) The Managing General Partners shall cause to be transmitted to each
Partner such other reports and information as shall be required by the 1940 Act, the Partnership Act or the Tax Code.

               13.3 Accounting Basis and Fiscal Year. The Partnership's books and records (i) shall be kept on a basis chosen by the Managing General Partners in accordance with the accounting methods followed by the Partnership for Federal income tax purposes and otherwise in accordance with generally accepted accounting principles applied in a consistent manner, (ii) shall reflect all Partnership transactions, (iii) shall be appropriate and adequate for the Partnership's business and for the carrying out of all provisions of this Partnership Agreement, and (iv) shall be closed and balanced at the end of each Partnership fiscal year. The fiscal year of the Partnership shall be the calendar year.

               13.4 Tax Returns. The Managing General Partners, at the Partnership's expense, shall cause to be prepared any income tax or information returns required to be made by the Partnership and shall father cause such returns to be timely filed with the appropriate authorities.

               13.5 Filings with Regulatory Agencies. The Managing General Partners, at the Partnership's expense, shall cause to be prepared and timely filed with appropriate Federal and state regulatory and administrative bodies, all reports required to be filed with such entitles under then current applicable laws, rules and regulations.

               13.6 Tax Matters and Notice Partners. The Managing General Partners shall designate one or more General Partners as the "Tax Matters Partner" and the "Notice Partner" of the Partnership in accordance with Sections 6231(a)(7) and (8) of the Tax Code, and each such Partner shall have no personal liability arising out of his good faith performance of his duties in such capacity. The "Tax Matters Partner" is authorized, at the Partnership's sole cost and expense, to represent the Partnership and each Limited Partner in connection with all examinations of the Partnership's affairs by tax authorities, including any resulting administrative and judicial proceedings. Each Limited Partner agrees to cooperate with the Managing General Partners and to do or refrain from doing any and all things reasonably required by the Managing General Partners to conduct such proceedings. The Managing General Partners shall have the right to settle any audits without the consent of the Limited Partners.

         14.   AMENDMENTS OF PARTNERSHIP DOCUMENTS

               14.1 Amendments in General. Except as otherwise provided in this Partnership Agreement, the Partnership Agreement may be amended only by the General Partners.

               14.2 Amendments Without Consent of Limited Partners. In addition to any amendments otherwise authorized herein and except as otherwise provided, amendments may be made to this Partnership Agreement from time to time by the General Partners without the consent of the Limited Partners, including, without limitation, amendments: (i) to reflect the retirement, resignation, death or incompetency of a Managing General Partner; (ii) to add to the duties or obligations of the General Partners, or to surrender any right or power granted to the General Partners herein, for the benefit of the Limited Partners; (iii) to change the name or investment objective of the Partnership; (iv) to correct any false or erroneous statement, or to make a change in any statement in order to make such statement accurately represent the agreement among the General and Limited Partners; (v) to supply any omission or to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof; or (vi) to make such amendments as may be necessary to conform this Partnership Agreement to the requirements of the Partnership Act, the 1940 Act, the

Tax Code or any other law or regulation applicable to the Partnership, as now or hereafter in effect.

               14.3 Amendments Needing Consent of Affected Partners. Notwithstanding any other provision of this Partnership Agreement, without the consent of the Partner or Partners to be affected by any amendment to this Agreement, this Partnership Agreement may not be amended to (i) convert a Limited Partner's interest into a General Partner's interest, (ii) modify the limited liability of a Limited Partner, (iii) alter the interest of a Partner in income, gain, loss, deductions, credits and distributions, or (iv) increase, add or alter any obligation of any Limited Partner.

               14.4 Amendments to Certificate of Limited Partnership. (a) The Managing General Partners shall cause to be filed with the Secretary of State, within ninety (90) days after the happening of any of the following events, an amendment to the Certificate of Limited Partnership reflecting the occurrence of any of the following events:

                              (i)   The admission of a new General Partner;

                              (ii)  The withdrawal of a General Partner; or

                              (iii) A change in the name of the Partnership,
or, except as provided in
Sections 17-104(b) and (c) of the Partnership Act, a change in the address of the registered office or a change in the name or address of the registered agent of the Partnership.

                        (b) A Managing General Partner shall cause to be filed with the Secretary of
State an amendment to the Certificate of Limited Partnership correcting any false or erroneous material statement contained in the Certificate of Limited Partnership promptly after the discovery of such false or erroneous statement by such Managing General Partner.

                        (c) Any Certificate of Limited Partnership filed or recorded in jurisdictions other than Delaware shall be amended as required by applicable law.

                        (d) The Certificate of Limited Partnership may also be amended at any time in any other manner deemed appropriate by the General Partners.

               14.5 Amendments After Change of Law. This Partnership Agreement and any other Partnership documents may be amended and refiled, if necessary, by the General Partners without the consent of the Limited Partners if there occurs any change that permits or requires an amendment of this Partnership Agreement under the Partnership Act or of any other Partnership document under applicable law, so long as no Partner is adversely affected (or consent is given by such Partner).

         15.   MISCELLANEOUS Provisions

               15.1 Notices. (a) Any written notice, offer, demand or communication required or permitted to be given by any provision of this Partnership Agreement, unless otherwise specified herein, shall be deemed to have been sufficiently given for all purposes if delivered personally to the person to whom the same is directed or if sent by first class mail addressed (i) if to a General Partner, to the principal place of business and office of the Partnership specified in this Partnership Agreement and (ii) if to a Limited Partner, to such Limited Partner's address of record; provided, however, that notice given by any other means shall be deeded sufficient if actually received by the person to whom it is directed.

                        (b) Except as otherwise specifically provided herein, any such notice that is sent by first class mail shall be deemed to be given two (2) days after the date on which such notice is mailed.

                        (c) The Managing General Partners may change the Partnership's address for purposes of this Partnership Agreement by giving written notice of such change to the Limited Partners, and any Limited Partner may change his address for purposes of this Partnership Agreement by giving written notice of such change to the Managing General Partners, in the manner herein provided for the giving of notices.

               15.2 Section Headings. The Section headings in this Partnership Agreement are inserted for convenience and identification only and are in no way intended to define or limit the scope, extent or intent of this Partnership Agreement or any of the provisions hereof.

               15.3 Construction. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. If any language is stricken or deleted from this Partnership Agreement, such language shall be deemed never to have appeared herein and no other implication shall be drawn therefrom. The language in all parts of this Partnership Agreement shall be in all cases construed according to its fair meaning and not strictly for or against the General Partners or the Limited Partners.

               15.4 Severability. If any covenant, condition, term or provision of this Partnership Agreement is illegal, or if the application thereof to any person or in any circumstance shall to any extent be judicially determined to be invalid or unenforceable, the remainder of this Partnership Agreement, or the application of such covenant, condition, term or provision to persons or in circumstances other than those to which it is held invalid or unenforceable, shall not be affected thereby, and each remaining covenant, condition, term and provision of this Partnership Agreement shall be valid and enforceable to the fullest extent permitted by law.

               15.5 Governing Law. Notwithstanding the place where this Partnership Agreement may be executed by any of the parties hereto, the parties expressly agree that all the terms and provisions hereof shall be construed under the laws of the State of Delaware and that the Partnership Act as now adopted and as may be hereafter amended from time to time shall govern the partnership aspects of this Partnership Agreement.

               15.6 Counterparts. This Partnership Agreement may be executed in one or more counterparts, each of which shall, far all purposes, be deemed an original and all of such counterparts, taken together, shall constitute one and the same Partnership Agreement.

               15.7 Entire Agreement. This Partnership Agreement and the separate subscription agreements of each Limited Partner and General Partner constitute the entire agreement of the parties as to the subject matter hereof. All prior agreements among the parties as to the subject matter hereof, whether written or oral, are merged herein and shall be of no force or effect. This Partnership Agreement cannot be changed, modified or discharged orally, but only by an agreement in writing. There are no representations, warranties or agreements other than those set forth in this Partnership Agreement and such separate subscription agreements, if any.

               15.8 Cross-References. All cross-references in this Partnership Agreement, unless specifically directed to another agreement or document, refer to provisions in this Partnership Agreement.

               15.9 Power of Attorney to the General Partners. (a) Each Partner hereby makes, constitutes and appoints each Managing General Partner and any person designated by the Managing General Partners, with full substitution, his agent and attorney-in-fact in his name, place and stead, to take any and all actions and to make, execute, swear to and acknowledge, amend, file, record and deliver the following documents and any other documents deemed by the Managing General Partners necessary for the operations of the Partnership: (i) any Certificate of Limited Partnership or Certificate of Amendment thereto, required or permitted to be filed on behalf of the Partnership, and any and all certificates as necessary to qualify or continue the Partnership as a limited partnership or partnership wherein the Limited Partners thereof have limited liability in the states where the Partnership may be conducting activities, and all instruments which effect a change or modification of the Partnership in accordance with this Partnership Agreement; (ii) this Partnership Agreement and any amendments thereto in accordance with this Partnership Agreement; (iii) any other instrument which is now or which may hereafter be required or advisable to be filed for or on behalf of the Partnership; (iv) any document which may be required to effect the continuation of the Partnership, the admission of an additional Limited Partner or Substituted Limited Partner, or the dissolution and termination of the Partnership (provided such continuation, admission or dissolution and termination is in accordance with the terms of this Partnership Agreement), or to reflect any reductions or additions in the amount of the contributions of Partners, in each case having the power to execute such instruments on his behalf, whether the undersigned approved of such action or not; and (v) any document containing any investment representations and/or representations relating to the citizenship, residence and tax status required by any state or Federal law or regulation.

                        (b) This Power of Attorney is a special Power of Attorney coupled with an interest, and shall not be revoked and shall survive the transfer by any Limited Partner of all or part of his interest in the Partnership and, being coupled with an interest, shall survive the death or disability or cessation of the existence as a legal entity of any Limited Partner; except that where the successor in interest has been approved by said attorney for admission to the Partnership as a Substituted Limited Partner, this Power of Attorney shall survive the transfer for the sole purpose of enabling said attorney to execute, acknowledge and file any instrument necessary to effectuate such substitution.

                        (c) Each Limited Partner hereby gives and grants to his said attorney under this
Power of Attorney full power and authority to do and perform each and every act and thing whatsoever requisites necessary or appropriate to be done in or in connection with this Power of

Attorney as fully to all intents and purposes as he might or could do if personally present, hereby ratifying all that his said attorney shall lawfully do or cause to be done by virtue of this Power of Attorney.

                        (d) The existence of this Power of Attorney shall not preclude execution of any such instrument by the undersigned individually on any such matter. A person dealing with the Partnership may conclusively presume and rely on the fact that any such instrument executed by such agent and attorney-in-fact is authorized, regular and binding without further inquiry.

                        (e) The appointment of each Managing General Partner and each designee of that General Partner as attorney-in-fact pursuant to this Power of Attorney automatically shall terminate as to such person at such time as he ceases to be a General Partner and from such time shall be effective only as to substitute or additional General Partners admitted in accordance with this Partnership Agreement and his designees.

               15.10 Further Assurances. The Limited Partners will execute and deliver such further instruments and do such further acts and things as may be required to carry out the intent and purposes of this Partnership Agreement.

               15.11 Successors and Assigns. Subject in all respects to the limitations on transferability contained herein, this Partnership Agreement shall be binding upon, and shall inure to the benefit of, the heirs, administrators, personal representatives, successors and assigns of the respective parties hereto.

               15.12 Waiver of Action for Partition. Each of the parties hereto irrevocably waives during the term of the Partnership and during the period of its liquidation following any dissolution, any right that he may have to maintain any action for partition with respect to any of the assets of the Partnership.

               15.13 Creditors. None of the provisions of this Partnership Agreement shall be for the benefit of or enforceable by any of the creditors of the Partnership or the Partners.

               15.14 Remedies. The rights and remedies of the Partners hereunder shall not be mutually exclusive, and the exercise by any Partner of any right to which he is entitled shall not preclude the exercise of any other right he may have.

               15.15 Custodian. All assets of the Partnership shall be held by a custodian meeting the requirements of the 1940 Act, and may be registered in the name of the Partnership or such custodian or nominee. The terms of the custodian agreement shall be determined by the Managing General Partners.

               15.16 Use of Name "First Trust". Clayton Brown & Associates, Inc., as the initial distributor of Shares, hereby consents to the use by the Partnership of the name "First Trust" as part of the Partnership's name; provided, however, that such consent shall be conditioned upon the employment of Clayton Brown & Associates, Inc. or one of its affiliates (collectively "Clayton

Brown") as an investment adviser of the Partnership. The name "First Trust" or any variation thereof may be used from time to time in other connections and for other purposes by Clayton Brown and other investment companies that have obtained consent to use the name "First Trust." Clayton Brown shall have the right to require the Partnership to cease using the name "First Trust" as part of the Partnership's name if the Partnership ceases, for any reason, to employ Clayton Brown as its investment adviser. Future names adopted by the Partnership for itself, insofar as such names include identifying words requiring the consent of Clayton Brown, shall be the property of Clayton Brown and shall be subject to the same terms and conditions.

               15.17 Authority. Each individual executing this Partnership Agreement on behalf of a partnership, corporation, or other entity warrants that he is authorized to do so and that this Partnership Agreement will constitute the legal binding obligation of the entity which he represents.

               15.18 Signatures. The signature of a Managing General Partner or an officer or agent of the Partnership duly appointed by the Managing General Partners shall be sufficient to bind the Partnership to any agreement or on any document, including, but not limited to, documents drawn or agreements made in connection with the acquisition or disposition of any assets.

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         Centennial Asset Management Corporation
         6803 South Tucson Way
         Englewood, Colorado 80112

Sub-Distributor
         OppenheimerFunds Distributor, Inc.
         P.O. Box 5254
         Denver, Colorado 80217

Transfer Agent
         Shareholder Services, Inc.
         P.O. Box 5143
         Denver, Colorado 80217
         1-800-525-7048 (from inside the U.S.)
         303-671-3200 (from outside the U.S.)


Custodian of Portfolio Securities
         Citibank, N.A.
         399 Park Avenue
         New York, New York 10043

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado  80202

Legal Counsel
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

                          CENTENNIAL AMERICA FUND, L.P.

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

         (a)      Financial Statements

                  (1)      Financial Highlights - See Part A: Filed herewith.

                  (2) Independent Auditors' Report - See Part B: Filed herewith.

                  (3) Statement of Investments - See Part B: Filed herewith.

                  (4)      Statement of Assets and Liabilities - See Part B:
                  Filed herewith.

                  (5) Statement of Operations - See Part B: Filed herewith.

                  (6)      Statements of Changes in Net Assets - See Part B:
                  Filed herewith.

                  (7) Notes to Financial Statements - See Part B: Filed herewith.

         (b)      Exhibits

                  (1) (a) Form of Agreement of Limited Partnership dated 4/27/87 - See Part B.

                           (b)      (i)     Amended and Restated Certificate of
                           Limited Partnership dated 6/26/90: Previously filed with Registrant's Post-Effective Amendment No. 6, 5/1/91, and refiled with Registrant's Post-Effective Amendment No. 14, 4/17/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                                (ii) Certificate of Amendment to Certificate of
                           Limited Partnership dated 11/29/91: Previously filed with Registrant's Post-Effective Amendment No. 10, 4/30/92, and refiled with Registrant's Post-Effective Amendment No. 14, 4/17/95, pursuant to
                           Item 102 of Regulation S-T, and incorporated herein by reference.

                                   (iii)Certificate of Amendment to Certificate
                           of Limited Partnership dated 12/17/91: Previously filed with Registrant's Post-Effective Amendment No. 10, 4/30/92, and refiled with Registrant's Post-Effective Amendment No. 14, 4/17/95, pursuant to
                           Item 102 of Regulation S-T, and incorporated herein by reference.


                                    (iv)    Amendment to Certificate of Limited
                           Partnership dated 8/30/93: Filed with Registrant's Post-Effective Amendment No. 12, 4/15/94, and incorporated herein by reference.

                                    (v)     Amendment to Certificate of Limited
                           Partnership dated 10/26/93: Filed with Registrant's Post-Effective Amendment No. 12, 4/15/94, and incorporated herein by reference.

                                    (vi)    Amendment to Certificate of Limited
                           Partnership dated 7/1/96: Filed herewith.

                                    (vii) Amendment to Certificate of
                           Limited Partnership dated 10/22/96: Filed herewith.


                  (2) Form of Operating Procedures: Previously filed with Post-Effective Amendment No. 6 to Registrant's
                  Registration Statement, 5/1/91, and refiled with Registrant's Post-Effective Amendment No. 14, 4/17/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (3)      Not applicable.


                  (4)      Specimen Share Certificate: Filed herewith.

                  (5) Investment Advisory Agreement dated November 29, 1990: Previously filed with Registrant's Post-Effective Amendment No. 5, 3/4/91, to Registrant's Registration Statement and refiled with Registrant's Post-Effective Amendment No. 14, 4/17/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (6) (a) General Distributor's Agreement with Centennial Asset Management Corp. dated October 13, 1992:
                           Previously filed with Registrant's Post-Effective
                          Amendment No. 12, 4/15/94, and incorporated herein by
                           reference.

                           (b) Sub-Distributor's Agreement dated May 28, 1993, between Centennial Asset Management Corporation and Oppenheimer Funds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34, 4/21/94,to the Registration Statement of Daily Cash Accumulation Fund, Inc. and incorporated herein by reference.

                           (c) Form of Dealer Agreement of Centennial Asset Management Corp.: Previously filed with Post-Effective Amendment No. 23 of the Registration Statement of Centennial Government Trust, 1/1/94, (Reg. No. 2-75912) and incorporated herein by reference.

                           (d) Form of Oppenheimer Funds Distributor, Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 4 of Oppenheimer Main Street Funds, Inc. (Reg. 33-17850), 9/30/94 and incorporated herein by reference.

                  (7)      Not applicable.


                  (8)      Custodian Agreement dated 6/1/90 with Citibank,
                  N.A.: Previously filed with Post-Effective Amendment No. 5, 3/4/91, to Registrant's Registration Statement and refiled with Registrant's Post-Effective Amendment No. 14, 4/17/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (9)      Not applicable.

                  (10)     (i) Opinion and Consent of Counsel dated 4/28/87:
                           Previously filed and refiled with Registrant's Post-Effective Amendment No. 14, 4/17/95, pursuant to
                           Item 102 of Regulation S-T, and incorporated herein by reference.

                           (ii) Opinion and Consent of Counsel dated 5/8/87:
                           Previously filed and refiled with Registrant's Post-Effective Amendment No. 14, 4/17/95, pursuant to
                           Item 102 of Regulation S-T, and incorporated herein by reference.


                  (11)     Independent Auditors' Consent: Filed herewith.

                  (12)     Not applicable.

                  (13)     Subscription Agreement and Investment letter:
                  Previously filed with Registrant's Registration Statement and incorporated herein by reference.

                  (14)     Not applicable.


                  (15) Service Plan and Agreement between Registrant and Centennial Asset Management Corporation under Rule 12b-1 dated 8/24/93: Previously filed with Registrant's Post-Effective Amendment No. 12, 4/15/94, and incorporated herein by reference.


                  (16) Performance Data Computation Schedule: Filed herewith.

                  (17)     Financial Data Schedule: Filed herewith.


                  ---      Powers of Attorney: Filed herewith (Sam Freedman);
                  others previously filed with Registrant's Post Effective Amendment No. 15, 4/18/96 (Bridget A. Macaskill) and with Registrant's Post Effective Amendment No. (all others) and incorporated by reference.


Item 25.          Persons Controlled by or under Common Control with
--------          ---------------------------------------------------
Registrant
----------

                  None

Item 26.          Number of Holders of Securities
--------          -------------------------------


                                                      Number of
                                                      Record Holders as
         Title of Class                               of April 7, 1997
         --------------                               -----------------

         Shares of Beneficial Interest                305


Item 27.          Indemnification
--------          ---------------

         Reference is made to Section 4.14 of Registrant's Agreement of Limited Partnership included in Part B of this Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to general partners, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a general partner, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such general partner, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------


         (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

         (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position                                           Other Business and Connections with
OppenheimerFunds, Inc.                                            During the Past Two Years
---------------------------                                       ------------------------------

Mark J.P. Anson,
Vice President                                                    Vice President of Oppenheimer Real
                                                                  Asset Management, Inc. ("ORAMI");
                                                                  formerly Vice President of Equity
                                                                  Derivatives at Salomon
                                                                  Brothers, Inc.

Peter M. Antos,
Senior Vice President                                             An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds; a Chartered
                                                                  Financial Analyst; Senior Vice
                                                                  President of HarbourView; prior to
                                                                  March, 1996 he was the senior equity
                                                                  portfolio manager for the Panorama
                                                                  Series Fund, Inc. (the "Company") and
                                                                  other mutual funds and pension funds
                                                                  managed by G.R. Phelps & Co. Inc.
                                                                  ("G.R. Phelps"), the Company's former
                                                                  investment adviser, which was a
                                                                  subsidiary of Connecticut Mutual Life
                                                                  Insurance Company; was also
                                                                  responsible for managing the common
                                                                  stock department and common stock
                                                                  investments of Connecticut Mutual Life
                                                                  Insurance Co.

Lawrence Apolito,
Vice President                                                    None.

Victor Babin,
Senior Vice President                                             None.

Bruce Bartlett,
Vice President                                                    An officer and/or portfolio manager of

                                       C-5




                                                                  certain Oppenheimer funds; formerly a
                                                                  Vice President and Senior Portfolio
                                                                  Manager at First of America Investment
                                                                  Corp.

Ellen Batt,
Assistant Vice President                                          None.

Kathleen Beichert,
Assistant Vice President                                          Formerly employed by Smith Barney,
                                                                  Inc.

David Bernard,
Vice President                                                    Previously a Regional Sales Director
                                                                  for Retirement Plan Services at
                                                                  Charles Schwab & Co., Inc.
Rajeev Bhaman,
Assistant Vice President                                          Formerly Vice President of Asian
                                                                  Equities for Barclays de Zoete Wedd,
                                                                  Inc.

Robert J. Bishop,
Vice President                                                    Assistant Treasurer of the Oppenheimer
                                                                  Funds (listed below); previously a
                                                                  Fund Controller for OppenheimerFunds,
                                                                  Inc. (the "Manager").

George Bowen,
Senior Vice President & Treasurer                                 Treasurer of the New York-based
                                                                  Oppenheimer Funds; Vice President,
                                                                  Assistant Secretary and Treasurer of
                                                                  the Denver-based Oppenheimer Funds.
                                                                  Vice President and Treasurer of
                                                                  OppenheimerFunds Distributor, Inc.
                                                                  (the "Distributor") and HarbourView
                                                                  Asset Management Corporation
                                                                  ("HarbourView"), an investment adviser
                                                                  subsidiary of the Manager; Senior Vice
                                                                  President, Treasurer, Assistant
                                                                  Secretary and a director of Centennial
                                                                  Asset Management Corporation
                                                                  ("Centennial"), an investment adviser
                                                                  subsidiary of the Manager; Vice
                                                                  President, Treasurer and Secretary of
                                                                  Shareholder Services, Inc. ("SSI") and

                                       C-6




                                                                  Shareholder
                                                                  Financial
                                                                  Services, Inc.
                                                                  ("SFSI"),
                                                                  transfer agent
                                                                  subsidiaries
                                                                  of         the
                                                                  Manager;
                                                                  Director,
                                                                  Treasurer  and
                                                                  Chief
                                                                  Executive
                                                                  Officer     of
                                                                  MultiSource
                                                                  Services,
                                                                  Inc.;     Vice
                                                                  President  and
                                                                  Treasurer   of
                                                                  Oppenheimer
                                                                  Real     Asset
                                                                  Management,
                                                                  Inc.;
                                                                  President,
                                                                  Treasurer  and
                                                                  Director    of
                                                                  Centennial
                                                                  Capital
                                                                  Corporation;
                                                                  Vice President
                                                                  and  Treasurer
                                                                  of Main Street
                                                                  Advisers.

Scott Brooks,
Assistant Vice President                                          None.

Susan Burton,
Assistant Vice President                                          Previously a Director of Educational
                                                                  Services for H.D. Vest Investment
                                                                  Securities, Inc.

Michael A. Carbuto,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  Centennial.

Ruxandra Chivu,
Assistant Vice President                                          None.

O. Leonard Darling,
Executive Vice President                                          Formerly Co-Director of Fixed Income
                                                                  for State Street Research & Management
                                                                  Co.

Robert A. Densen,
Senior Vice President                                             None.

Sheri Devereux,
Assistant Vice President                                          None.

Robert Doll, Jr.,
Executive Vice President and
Director                                                          An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.


                                       C-7




John Doney,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                                      Secretary of the New York-based
                                                                  Oppenheimer Funds; Vice President and
                                                                  Secretary of the Denver-based
                                                                  Oppenheimer funds; Secretary of the
                                                                  Oppenheimer Quest and Oppenheimer
                                                                  Rochester Funds; Executive Vice
                                                                  President, Director and General
                                                                  Counsel of the Distributor; President
                                                                  and a Director of Centennial; Chief
                                                                  Legal Officer and a Director of
                                                                  MultiSource Services, Inc.; President
                                                                  and a Director of Oppenheimer Real
                                                                  Asset Management, Inc.; Executive Vice
                                                                  President, General Counsel and
                                                                  Director of SFSI and SSI; formerly
                                                                  Senior Vice President and Associate
                                                                  General Counsel of the Manager and the
                                                                  Distributor.

George Evans,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Scott Farrar,
Vice President                                                    Assistant Treasurer of the New York-
                                                                  based and Denver-based Oppenheimer
                                                                  funds.

Leslie A. Falconio,
Assistant Vice President                                          None.

Katherine P. Feld,
Vice President and Secretary                                      Vice President and Secretary of
                                                                  OppenheimerFunds Distributor, Inc.;
                                                                  Secretary of HarbourView Asset
                                                                  Management Corporation, MultiSource
                                                                  Services, Inc. and Centennial Asset
                                                                  Management Corporation; Secretary,
                                                                  Vice President and Director of
                                                                  Centennial Capital Corporation; Vice
                                                                  President and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                                                An officer, Director and/or portfolio
                                                                  manager of certain Oppenheimer funds.
                                                                  Formerly Chairman of the Board and
                                                                  Director of Rochester Fund
                                                                  Distributors, Inc. ("RFD"), President
                                                                  and Director of Fielding Management
                                                                  Company, Inc. ("FMC"), President and
                                                                  Director of Rochester Capital
                                                                  Advisors, Inc. ("RCAI"), Managing
                                                                  Partner of Rochester Capital Advisors,
                                                                  L.P., President and Director of
                                                                  Rochester Fund Services, Inc. ("RFS"),
                                                                  President and Director of Rochester
                                                                  Tax Managed Fund, Inc.

John Fortuna,
Vice President                                                    None.

Patricia Foster,
Vice President                                                    Formerly she held the following
                                                                  positions:  An officer of certain
                                                                  Oppenheimer funds; Secretary and
                                                                  General Counsel of Rochester Capital
                                                                  Advisors, L.P. and Secretary of
                                                                  Rochester Tax Managed Fund, Inc.

Jennifer Foxson,
Assistant Vice President                                          None.

Paula C. Gabriele,
Executive Vice President                                          Formerly Managing Director (1990-1996)
                                                                  for Bankers Trust Co.

Robert G. Galli,
Vice Chairman                                                     Trustee of the New York-based
                                                                  Oppenheimer Funds; Vice President and
                                                                  Counsel of OAC; formerly he held the
                                                                  following positions: Vice President
                                                                  and a director of HarbourView and
                                                                  Centennial, a director of SFSI and

                                       C-8




                                                                  SSI,        an
                                                                  officer     of
                                                                  other
                                                                  Oppenheimer
                                                                  Funds.

Linda Gardner,
Assistant Vice President                                          None.

Jill Glazerman,
Assistant Vice President                                          None.

Ginger Gonzalez,
Vice President, Director of
Marketing Communications                                          Formerly 1st Vice President/Director
                                                                  of Graphic and Print Communications
                                                                  for Shearson Lehman Brothers.

Mildred Gottlieb,
Assistant Vice President                                          Formerly served as a Strategy
                                                                  Consultant for the Private Client
                                                                  Division of Merrill Lynch.

Robert Grill,
Vice                                                              President
                                                                  Formerly
                                                                  Marketing Vice
                                                                  President  for
                                                                  Bankers  Trust
                                                                  Company
                                                                  (1993-1996);
                                                                  Steering
                                                                  Committee
                                                                  Member,
                                                                  Subcommittee
                                                                  Chairman   for
                                                                  American
                                                                  Savings
                                                                  Education
                                                                  Council
                                                                  (1995-1996).

Caryn Halbrecht,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;
                                                                  formerly  Vice
                                                                  President   of
                                                                  Fixed   Income
                                                                  Portfolio
                                                                  Management  at
                                                                  Bankers Trust.

Glenna Hale,
Director of Investor Marketing                                    Formerly Vice President (1994-1997) of
                                                                  Retirement Plans Services for
                                                                  OppenheimerFunds Services.

Thomas B. Hayes,
Assistant Vice President                                          None.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds

                                       C-9




Services, a division of the Manager                               President and Director of SFSI;
                                                                  President and Chief Executive Officer
                                                                  of SSI.

Dorothy Hirshman,
Assistant Vice President                                          None.

Alan Hoden,
Vice President                                                    None.

Merryl Hoffman,
Vice President                                                    None.

Scott T. Huebl,
Assistant Vice President                                          None.

Richard Hymes,
Assistant Vice President                                          None.

Jane Ingalls,
Assistant Vice President                                          Formerly a Senior Associate with
                                                                  Robinson, Lake/Sawyer Miller.
Ronald Jamison,
Vice President                                                    Formerly Vice President andAssociate
                                                                  General Counsel at Prudential
                                                                  Securities, Inc.

Frank Jennings,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.
                                                                  Formerly     a
                                                                  Managing
                                                                  Director    of
                                                                  Global
                                                                  Equities    at
                                                                  Paine Webber's
                                                                  Mitchell
                                                                  Hutchins
                                                                  division.

Heidi Kagan,
Assistant Vice President                                          None.

Thomas W. Keffer,
Vice President                                                    Formerly Senior Managing Director of
                                                                  Van Eck Global.

Avram Kornberg,
Vice President                                                    Formerly a Vice President with Bankers
                                                                  Trust.


                                      C-10




Joseph Krist,
Assistant Vice President                                          None.

Paul LaRocco,
Vice President                                                    An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds. Formerly a
                                                                  Securities Analyst for Columbus Circle
                                                                  Investors.

Michael Levine,
Assistant Vice President                                          None.

Shanquan Li,
Assistant                                                         Vice President
                                                                  Director    of
                                                                  Board   (since
                                                                  2/96), Chinese
                                                                  Finance
                                                                  Society;
                                                                  formerly
                                                                  Chairman
                                                                  (11/94-2/96),
                                                                  Chinese
                                                                  Finance
                                                                  Society;   and
                                                                  Director
                                                                  (6/94-6/95),
                                                                  Greater  China
                                                                  Business
                                                                  Networks.

Stephen F. Libera,
Vice President                                                    An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds; a Chartered
                                                                  Financial Analyst; a Vice President of
                                                                  HarbourView; prior to March, 1996 he
                                                                  was the senior bond portfolio manager
                                                                  for Panorama Series Fund, Inc., other
                                                                  mutual funds and pension accounts
                                                                  managed by G.R. Phelps; was also
                                                                  responsible for managing the public
                                                                  fixed-income securities department at
                                                                  Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                                                    None.

David Mabry,
Assistant Vice President                                          None.

Loretta McCarthy,
Executive Vice President                                          None.


                                      C-11




Bridget Macaskill,
President, Chief Executive Officer
and Director                                                      President, Director and Trustee of the
                                                                  New York-based and the Denver-based
                                                                  Oppenheimer funds; President and a
                                                                  Director of OAC, HarbourView and
                                                                  Oppenheimer Partnership Holdings,
                                                                  Inc.; Director of ORAMI; Chairman and
                                                                  Director of SSI; a Director of
                                                                  Oppenheimer Real Asset Management,
                                                                  Inc.

Timothy Martin,
Assistant Vice President                                          Formerly Vice President, Mortgage
                                                                  Trading, at S.N. Phelps & Co., Salomon
                                                                  Brothers, and Kidder Peabody.

Sally Marzouk,
Vice President                                                    None.

Michelle McCann,
Assistant Vice President                                          Formerly Vice President, Quest for
                                                                  Value Distributors, Oppenheimer
                                                                  Capital
                                                                  Corporation.

Lisa Migan,
Assistant Vice President,                                         None.

Robert J. Milnamow,
Vice President                                                    An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds. Formerly a
                                                                  Portfolio Manager with Phoenix
                                                                  Securities Group.

Denis R. Molleur,
Vice President                                                    None.

Linda Moore,
Vice President                                                    Formerly Marketing Manager (July, 1995
                                                                  - November, 1996) for Chase Investment
                                                                  Services Corp.

Kenneth Nadler,
Vice President                                                    None.

                                      C-12




David Negri,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Barbara Niederbrach,
Assistant Vice President                                          None.

Robert A. Nowaczyk,
Vice President                                                    None.

Gina M. Palmieri,
Assistant Vice President                                          None.

Robert E. Patterson,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

John Pirie,
Assistant Vice President                                          Formerly a Vice President with Cohane
                                                                  Rafferty
                                                                  Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President                                          Chairman and Director of the
                                                                  Distributor.

Jane Putnam,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.
                                                                  Formerly
                                                                  Senior
                                                                  Investment
                                                                  Officer    and
                                                                  Portfolio
                                                                  Manager   with
                                                                  Chemical Bank.

Russell Read,
Vice President                                                    Consultant for Prudential Insurance on
                                                                  behalf of the General Motors Pension
                                                                  Plan.

Thomas Reedy,
Vice President                                                    An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds. Formerly a
                                                                  Securities Analyst for the Manager.

David Robertson,
Vice President                                                    None.

                                      C-13




Adam Rochlin,
Vice President                                                    Formerly a Product Manager for
                                                                  Metropolitan Life
                                                                  Insurance Company.

Michael S. Rosen
Vice President; President:
Rochester Division                                                An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds. Formerly
                                                                  Vice President of RFS, President and
                                                                  Director of RFD, Vice President and
                                                                  Director of FMC, Vice President and
                                                                  director of RCAI, General Partner of
                                                                  RCA, an officer and/or portfolio
                                                                  manager of certain Oppenheimer funds.

David Rosenberg,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.
Richard H. Rubinstein,
Senior Vice President                                             An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds; formerly
                                                                  Vice President and Portfolio
                                                                  Manager/Security Analyst for
                                                                  Oppenheimer Capital Corp., an
                                                                  investment adviser.

Lawrence Rudnick,
Assistant Vice President                                          Formerly Vice President of Dollar Dry
                                                                  Dock Bank.

James Ruff,
Executive Vice President                                          None.

Valerie Sanders,
Vice President                                                    None.

Ellen Schoenfeld,
Assistant Vice President                                          None.

Stephanie Seminara,
Vice President                                                    Formerly Vice President of Citicorp
                                                                  Investment Services.



                                      C-14




Diane Sobin,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;
                                                                  formerly     a
                                                                  Vice President
                                                                  and     Senior
                                                                  Portfolio
                                                                  Manager    for
                                                                  Dean    Witter
                                                                  InterCapital,
                                                                  Inc.

Richard A. Soper,
Assistant Vice President                                          None.

Nancy Sperte,
Executive Vice President                                          None.

Donald W. Spiro,
Chairman                                                          Emeritus   and
                                                                  Director  Vice
                                                                  Chairman   and
                                                                  Trustee of the
                                                                  New York-based
                                                                  Oppenheimer
                                                                  Funds;
                                                                  formerly
                                                                  Chairman    of
                                                                  the    Manager
                                                                  and        the
                                                                  Distributor.

Arthur Steinmetz,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Ralph Stellmacher,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

John Stoma,
Senior Vice President,
Director Retirement Plans                                         Formerly Vice President of U.S. Group
                                                                  Pension Strategy and Marketing for
                                                                  Manulife Financial.

Michael C. Strathearn,
Vice President                                                    An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds; a Chartered
                                                                  Financial Analyst; a Vice President of
                                                                  HarbourView; prior to March, 1996 he
                                                                  was an equity portfolio manager for
                                                                  Panorama Series Fund, Inc. and other
                                                                  mutual funds and pension accounts
                                                                  managed by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board                                        Chairman, CEO and Trustee, Director or

                                      C-15




                                                                  Managing
                                                                  Partner of the
                                                                  Denver-based
                                                                  Oppenheimer
                                                                  Funds;
                                                                  President  and
                                                                  a Director  of
                                                                  Centennial;
                                                                  formerly
                                                                  President  and
                                                                  Director    of
                                                                  OAMC,      and
                                                                  Chairman    of
                                                                  the  Board  of
                                                                  SSI.

James Tobin,
Vice President                                                    None.

Jay Tracey,
Vice President                                                    Vice President of the Manager; Vice
                                                                  President and Portfolio Manager of
                                                                  Oppenheimer Discovery Fund,
                                                                  Oppenheimer Global Emerging Growth
                                                                  Fund and Oppenheimer Enterprise Fund.
                                                                  Formerly Managing Director of
                                                                  Buckingham Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer                                 Assistant Treasurer of the Distributor
                                                                  and SFSI.

Ashwin Vasan,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Dorothy Warmack,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds.

Jerry A. Webman,
Senior                                                            Vice President
                                                                  Director    of
                                                                  New
                                                                  York-basedtax-exempt
                                                                  fixed   income
                                                                  Oppenheimer
                                                                  Funds;
                                                                  Formerly
                                                                  Managing
                                                                  Director   and
                                                                  Chief    Fixed
                                                                  Income
                                                                  Strategist  at
                                                                  Prudential
                                                                  Mutual Funds.

Christine Wells,
Vice President                                                    None.

Joseph Welsh,
Assistant Vice President                                          None.

Kenneth B. White,

                                      C-16




Vice President                                                    An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds; a Chartered
                                                                  Financial Analyst; Vice President of
                                                                  HarbourView; prior to March, 1996 he
                                                                  was an equity portfolio manager for
                                                                  Panorama Series Fund, Inc. and other
                                                                  mutual funds and pension funds managed
                                                                  by G.R. Phelps.

William L. Wilby,
Senior                                                            Vice President
                                                                  An     officer
                                                                  and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  HarbourView.

Carol Wolf,
Vice President                                                    An officer and/or portfolio manager of
                                                                  certain Oppenheimer funds; Vice
                                                                  President of Centennial; Vice
                                                                  President, Finance and Accounting and
                                                                  member of the Board of Directors of
                                                                  the Junior League of Denver, Inc.

Robert G. Zack,
Senior Vice President and
Assistant                                                         Secretary
                                                                  Associate
                                                                  General
                                                                  Counsel of the
                                                                  Manager;
                                                                  Assistant
                                                                  Secretary   of
                                                                  the
                                                                  Oppenheimer
                                                                  Funds;
                                                                  Assistant
                                                                  Secretary   of
                                                                  SSI,  SFSI; an
                                                                  officer     of
                                                                  other
                                                                  Oppenheimer
                                                                  Funds.

Arthur J. Zimmer,
Vice                                                              President   An
                                                                  officer and/or
                                                                  portfolio
                                                                  manager     of
                                                                  certain
                                                                  Oppenheimer
                                                                  funds;    Vice
                                                                  President   of
                                                                  Centennial.



The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds, and the Quest/Rochester Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund

Oppenheimer Enterprise Fund
Oppenheimer Fund
Oppenheimer Global Emerging  Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State  Municipal Trust
Oppenheimer Multiple  Strategies  Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government   Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High   Yield  Fund
Oppenheimer Integrity   Funds
Oppenheimer International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Strategic  Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.


Quest/Rochester Funds

---------------------------------
Limited Term New York Municipal Fund
Oppenheimer Bond Fund for Growth
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals


         The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, Quest funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership
Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World
Trade Center, New York, New York 10048-0203.

         The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tuscon Way, Englewood, Colorado 80112.

         The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.


         The address of Oppenheimer Bond Fund For Growth, Rochester Fund Municipals and Limited Term New York Municipal Fund is 350
Linden Oaks, Rochester, New York 14625-2807.

Item 29.          Principal Underwriter
--------          ---------------------


                  (a) Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the Distributor for Daily Cash Accumulation Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial California Tax Exempt Trust and Centennial New York Tax Exempt Trust.


                  (b) The directors and officers of the Registrant's principal underwriter are:


                                                                                                 Positions and
Name & Principal                            Positions & Offices                                  Offices with
Business Address                            with Underwriter                                     Registrant
----------------                            -------------------                                  -------------
Robert J. Bishop+                           None                                                 Assistant

                                      C-19




                                                                                                 Secretary

George C.Bowen+                             Director, Senior Vice                                Vice
                                            President, Treasurer and                             President,
                                            Assistant Secretary                                  Treasurer and
                                                                                                 Secretary

Michael Carbuto*                            Vice President                                       Vice President of
                                                                                                 Centennial
                                                                                                 California Tax-Exempt
                                                                                                 Fund, Centennial New
                                                                                                 York Tax-Exempt Fund
                                                                                                 and Centennial Tax-
                                                                                                 Exempt Trust

Andrew J. Donohue*                          President and Director                               Vice President

Scott Farrar+                               None                                                 Assistant
                                                                                                 Secretary

Katherine P. Feld*                          Secretary                                            None

Gary Paul Tyc+                              Assistant Treasurer and                              None
                                            Assistant Secretary

Dorothy Warmack+                            Vice President                                       Vice President of
                                                                                                 Daily Cash
                                                                                                 Accumulation Fund,
                                                                                                 Inc., Centennial
                                                                                                 Government Trust,
                                                                                                 Centennial America
                                                                                                 Fund, L.P., and
                                                                                                 Centennial Money
                                                                                                 Market Trust

Carol Wolf+                                 Vice President                                       Vice President of
                                                                                                 Daily Cash
                                                                                                 Accumulation Fund,
                                                                                                 Inc., Centennial
                                                                                                 Government Trust,
                                                                                                 Centennial America
                                                                                                 Fund, L.P., and
                                                                                                 Centennial Money
                                                                                                 Market Trust


                                      C-20




Arthur Zimmer+                              Vice President                                       Vice President of
                                                                                                 Daily Cash
                                                                                                 Accumulation Fund,
                                                                                                 Inc., Centennial
                                                                                                 Government Trust,
                                                                                                 Centennial America
                                                                                                 Fund, L.P., and
                                                                                                 Centennial Money
                                                                                                 Market Trust



* Two World Trade Center, New York, NY 10048-0203
+6803 South Tucson Way, Englewood, Colorado 80112


      (c) Not applicable.

Item 30.          Location of Accounts and Records
--------          --------------------------------


         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.


Item 31.          Management Services
--------          -------------------

         Not applicable.

Item 32.          Undertakings
--------          ------------

         (a)  Not applicable.
         (b)  Not applicable.
         (c)  Not applicable.

                                                    SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 23rd day of April, 1997.


                                            CENTENNIAL AMERICA FUND, L.P.

                                            By: /s/ James C. Swain*
                                            ---------------------------------
                                            James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:


Signatures                                            Title                                          Date
----------                                            -----                                          ----

/s/ George C. Bowen*                                  Principal Financial                            April 23, 1997
-------------------                                   & Accounting
George C. Bowen                                       Officer and Treasurer

/s/ Bridget A. Macaskill*                             President, Principal                           April 23, 1997
------------------------                              Executive Officer
Bridget A. Macaskill                                  and Managing General
                                                      Partner

/s/ James C. Swain*                                   Chairman & Managing
------------------                                    General Partner                                April 23, 1997
James C. Swain

/s/ Robert G. Avis                                    Managing General                               April 23, 1997
------------------                                    Partner
Robert G. Avis

/s/ William A. Baker*                                 Managing General                               April 23, 1997
--------------------                                  Partner
William A. Baker

                                      C-22




/s/ Charles Conrad, Jr.*                              Managing General                               April 23, 1997
-----------------------                               Partner
Charles Conrad, Jr.

/s/Sam Freedman*                                      Managing General                               April 23, 1997
-----------------------                               Partner
Sam Freedman

/s/ Raymond J. Kalinowski*                            Managing General                               April 23, 1997
-------------------------                             Partner
Raymond J. Kalinowski

/s/ C. Howard Kast*                                   Managing General                               April 23, 1997
------------------                                    Partner
C. Howard Kast

/s/ Robert M. Kirchner*                               Managing General                               April 23, 1997
----------------------                                Partner
Robert M. Kirchner

/s/ Ned M. Steel*                                     Managing General                               April 23, 1997
----------------                                      Partner
Ned M. Steel



*By:  /s/ Robert G. Zack
         --------------------------------
         Robert G. Zack, Attorney-in-Fact



                          CENTENNIAL AMERICA FUND, L.P.
                            Registration No. 33-12463


                                Index to Exhibits



Exhibit No.                  Description
-----------                  -----------


24(b)(1)(vi)                 Amendment to Certificate of Limited Partnership
                             dated July 1, 1996

24(b)(1)(vii)                Amendment to Certificate of Limited Partnership
                             dated October 22, 1996

24(b)(4)                     Specimen Stock Certificate


24(b)(11)                    Independent Auditors' Consent

24(b)(16)                    Performance Data Computation Schedule

24(b)(17)                    Financial Data Schedule


--                           Power of Attorney for Sam Freedman


                                                       C-24